             As filed with the Securities and Exchange Commission on May 1, 2007
                                                             File Nos. 333-81127
                                                                        811-7451

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 9

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  AMENDMENT NO.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                           (Exact Name of Registrant)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               601 Congress Street
                                BOSTON, MA 02210
          (Complete address of depositor's principal executive offices)

        Depositor's Telephone Number, Including Area Code: (617) 663-2184

                                   ----------

                           ARNOLD R. BERGMAN, ESQUIRE
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               601 CONGRESS STREET
                              BOSTON, MA 02210-2805
                (Name and complete address of agent for service)

                                   ----------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                                   ----------

It is proposed that this filing become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2007 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on __________, 2007 pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES


                                                    Prospectus dated May 1, 2007


                          Declaration Variable Annuity
                            Patriot Variable Annuity
                       Revolution Access Variable Annuity
                       Revolution Extra Variable Annuity**
                        Revolution Value Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS


This Prospectus describes interests in the deferred Purchase Payment Variable Annuity Contracts listed above that were previously issued by JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("John Hancock"). These Contracts are no longer offered for sale, however, you may make additional Purchase Payments as permitted under your Contract. In this Prospectus, we refer to John Hancock Variable Life Insurance Company as "JHVLICO," "we," "us," "our," or "the Company." You, the Contract Owner, should refer to the first page of your Contract, to determine which of the above Contracts you purchased.



This Prospectus describes the variable portion of the Contracts to which you may allocate additional Purchase Payments, to the extent permitted by your Contract. If you do, your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments will vary according to the investment performance of the applicable Sub-Accounts of the JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF ("Separate Account"). Each Sub-Account invests in one of the following Funds of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. Certain Variable Investment Options may not be available under a Contract.


JOHN HANCOCK TRUST
500 Index Trust B
Active Bond Trust
Blue Chip Growth Trust(1)
Bond Index Trust B(1)
Capital Appreciation Trust(1)
Equity-Income Trust(1)
Financial Services Trust

JOHN HANCOCK TRUST
Global Bond Trust(1)
Growth and Income Trust
(formerly, Growth & Income II Trust)
Health Sciences Trust(2)
High Yield Trust(1)
International Equity Index Trust B(1)

JOHN HANCOCK TRUST
Managed Trust(1)
Mid Cap Index Trust(2)
Mid Cap Stock Trust(2)
Mid Value Trust(1)
Money Market Trust B
Overseas Equity Trust
Real Estate Securities Trust(1)

JOHN HANCOCK TRUST
Short-Term Bond Trust(1)
Small Cap Growth Trust
Small Cap Index Trust(2)
Small Cap Value Trust(2)
Total Return Trust(2)
Total Stock Market Index Trust(2)

(1) Available on Revolution Access, Revolution Extra, Revolution Value Variable Annuities and Patriot Variable Annuity Contracts only

(2) Available on Revolution Access, Revolution Extra, Revolution Value Variable Annuity Contracts only

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

** If you purchased a Revolution Extra Contract, we will add an "Extra Credit" of at least 3.5% of each Purchase Payment that you make under that Contract. Because of this feature, the withdrawal charge applicable to certain withdrawals of Contract Value may be higher than those imposed under Contracts without an "Extra Credit" or "bonus" feature. The amount of the Extra Credit may be more than offset by the withdrawal charge if you prematurely "surrender" or otherwise withdraw money in excess of the free withdrawal amounts while this charge is in effect.

            JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


ANNUITIES SERVICE CENTER           MAILING ADDRESS

601 Congress Street                Post Office Box 55229
Boston, Massachusetts 02210-2805   Boston, Massachusetts
(617) 663-3000 or (800) 824-0335   02205-5230
                                   www.jhannuities.com

                                Table of Contents


I. GLOSSARY OF SPECIAL TERMS ......................................................     1
II. OVERVIEW ......................................................................     3
III. FEE TABLES ...................................................................     4
   EXAMPLES .......................................................................     5
   FUNDS ..........................................................................     6
IV. BASIC INFORMATION .............................................................     9
   WHAT IS THE CONTRACT? ..........................................................     9
   WHO OWNS THE CONTRACT? .........................................................     9
   IS THE OWNER ALSO THE ANNUITANT? ...............................................     9
   HOW CAN I INVEST MONEY IN A CONTRACT? ..........................................     9
      Purchase Payments ...........................................................     9
      Initial Purchase Payment ....................................................     9
      Issue Date and Contract Year ................................................     9
      Limits on Purchase Payments .................................................    10
      Ways to Make Additional Purchase Payments ...................................    10
      Additional Purchase Payments by Wire ........................................    10
   HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME? ..........    10
      Variable Investment Options .................................................    10
      Fixed Investment Options ....................................................    10
      Extra Credit Feature ........................................................    11
   WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE? ...............................    11
   TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS? .....    11
      State Law Insurance Requirements ............................................    11
      Variations in Charges or Rates ..............................................    11
   WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT? ............................    11
   HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS? .........................    12
      Allocation of Purchase Payments .............................................    12
      Transfers Among Investment Options ..........................................    12
      Procedure for Transferring Your Assets ......................................    13
      Telephone and Facsimile Transactions ........................................    13
      Electronic Information ......................................................    14
      Dollar Cost Averaging Programs ..............................................    14
      Strategic Rebalancing .......................................................    14
   WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT? .......................    15
      Asset-Based Charges .........................................................    15
      Annual Contract Fee .........................................................    15
      Premium Taxes ...............................................................    16
      Withdrawal Charge ...........................................................    16
      Other Charges ...............................................................    18
   HOW CAN I WITHDRAW MONEY FROM MY CONTRACT? .....................................    18
      Surrenders and Partial Withdrawals ..........................................    18
      Nursing Home Waiver of Withdrawal Charge ....................................    19
      Waiver of Withdrawal Charge Rider ...........................................    19
      Systematic Withdrawal Plan ..................................................    20
      Telephone Withdrawals .......................................................    20
   WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?     20
      Death Benefits - In General .................................................    20
      Distribution Requirements Following Death of Owner ..........................    20
      Death Benefits Following Death of Annuitant .................................    21
      Standard Death Benefit ......................................................    21
      Enhanced Death Benefit Riders ...............................................    22
      Calculation and Payment of Death Benefit Value ..............................    22
   WHAT OTHER OPTIONAL BENEFITS MAY HAVE BEEN AVAILABLE TO ME UNDER A CONTRACT? ...    22
      Accumulated Value Enhancement Benefit .......................................    22
      Guaranteed Retirement Income Benefit ........................................    23
   CAN I RETURN MY CONTRACT? ......................................................    23
V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNT AND THE FUNDS ...............    24
   THE COMPANY ....................................................................    24
   THE SEPARATE ACCOUNT ...........................................................    24
   THE FUNDS ......................................................................    25
VI. FIXED INVESTMENT OPTIONS ......................................................    29
   HOW THE FIXED INVESTMENT OPTIONS WORK ..........................................    29
   GUARANTEED INTEREST RATES ......................................................    29
   CALCULATION OF MARKET VALUE ADJUSTMENT ("MVA") .................................    29
   WHAT ADDITIONAL GUARANTEE APPLIES TO THE FIXED INVESTMENT OPTIONS UNDER MY
      CONTRACT? ...................................................................    30
VII. THE ACCUMULATION PERIOD ......................................................    32
   YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS ..................................    32
   VALUATION OF ACCUMULATION UNITS ................................................    32
   YOUR VALUE IN THE FIXED INVESTMENT OPTIONS .....................................    32
VIII. THE ANNUITY PERIOD ..........................................................    33
   MATURITY DATE ..................................................................    33
   CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS ....................................    33
   SELECTING AN ANNUITY OPTION ....................................................    33
   VARIABLE MONTHLY ANNUITY PAYMENTS ..............................................    33
   ASSUMED INVESTMENT RATE ........................................................    34
   TRANSFERS DURING THE ANNUITY PERIOD ............................................    34
   FIXED MONTHLY ANNUITY PAYMENTS .................................................    34
   ANNUITY OPTIONS ................................................................    34
IX. VARIABLE INVESTMENT OPTION VALUATION PROCEDURES ...............................    35
X.  FEDERAL TAX MATTERS ...........................................................    36
   INTRODUCTION ...................................................................    36
   OUR TAX STATUS .................................................................    36
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ...................................    36
   NON-QUALIFIED CONTRACTS ........................................................    36
   QUALIFIED CONTRACTS ............................................................    39
   SEE YOUR OWN TAX ADVISER .......................................................    41
XI. PERFORMANCE INFORMATION .......................................................    42
XII. REPORTS ......................................................................    42
XIII. VOTING PRIVILEGES ...........................................................    42
XIV. CERTAIN CHANGES ..............................................................    43
   CHANGES TO THE SEPARATE ACCOUNT ................................................    43
   VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES ............................    43
XV. DISTRIBUTION OF CONTRACTS .....................................................    44
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................................    44
APPENDIX A: DETAILS ABOUT OUR FIXED INVESTMENT OPTIONS ............................   A-1
APPENDIX B: EXAMPLES OF WITHDRAWAL CHARGE CALCULATIONS ............................   B-1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS ......................................   C-1
APPENDIX D: EXAMPLES OF EARNINGS ENHANCEMENT DEATH BENEFIT CALCULATION ............   D-1
APPENDIX E: QUALIFIED PLAN TYPES ..................................................   E-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ........................................   U-1

We provide additional information about the Contract and the Separate Account, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in the Statement of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus, and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the Contracts and the Separate Account. We list the Table of Contents of the Statement of Additional Information below.


JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

Statement of Additional Information

Table of Contents

                                                             page of SAI
Distribution..............................................             3
Calculation of Performance Data...........................             3
Other Performance Information.............................             4
Calculation of Annuity Payments...........................             4
Additional Information About Determining Unit Values......             6
Purchases and Redemptions of Fund Shares..................             7
The Account...............................................             7
Delay of Certain Payments.................................             7
Liability for Telephone Transfers.........................             7
Voting Privileges.........................................             8
Legal and Regulatory Matters..............................             9
Financial Statements......................................             9

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.


ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Annuity Period.


ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress Street Boston, MA 02210-2805.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.



ANNUITY PERIOD: The period when we make annuity payments to you following the Maturity Date.



ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.


BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock Variable Life Insurance Company.

CONTRACT: The Variable Annuity Contracts described by this Prospectus.

CONTRACT VALUE: At any time before the Maturity Date, the total value of your Contract equals:

          -    the total amount you invested;

          - plus the amount(s) credited to your Contract under the "Extra Credit Feature" (available only on the Revolution Extra Variable Annuity)

          -    minus all charges we deduct,

          -    minus all withdrawals you have made;

          - plus or minus any positive or negative MVAs that we have made at the time of any premature withdrawals or transfers you have made from a Fixed Investment Option;

          - plus or minus each Variable Investment Option's positive or negative investment return that we credit daily to any of your Contract's value while it is in that option; and

          - plus the interest we credit to any of your Contract's value while it is in a Fixed Investment Option.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.


FUND: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.


GENERAL ACCOUNT: All of the Company's assets other than assets in its Separate Accounts or any other separate account that it may maintain.


INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners. We refer to the Variable Investment Options and the Fixed Investment Option together as Investment Options.

JHVLICO: John Hancock Variable Life Insurance Company.


MATURITY DATE: The date on which we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.


NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.


OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract on the Maturity Date.


PROSPECTUS: This Prospectus that describes interests in a Contract.

PURCHASE PAYMENT: An amount paid by a Contract Owner to us as consideration for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A Retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Variable Annuity Account JF. A separate account is a segregated account of the company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A sub-account of the Separate Account. Each Sub-Account invests in shares of a specific Fund.

SURRENDER VALUE: The total value of a Contract, after any market value adjustment, minus the annual Contract fee, any applicable premium tax, and any applicable Rider charges, and any withdrawal charges (if applicable). We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option which corresponds to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                  II. Overview


This is the Prospectus - it is not any Contract. The Prospectus simplifies many Contract provisions to better communicate a Contract's essential features. Your rights and obligations under the Contracts will be determined by the language of a Contract itself. On request, we will provide the form of Contract for you to review. Please read your Contract and keep it for future reference.


The Contracts described in this Prospectus are no longer offered for sale; however, you may make additional Purchase Payments as permitted under your Contract. This Prospectus contains information that you should know before you exercise any of your rights under the Contract.


Prospectuses for Contracts often undergo certain changes in their terms from year to year to reflect changes in the Contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under a Contract, the alteration of administrative procedures and changes in the Investment Options available. Any such change may or may not apply to Contracts issued prior to the effective date of the change. This Prospectus reflects the status of the product as of the date of this Prospectus. This Prospectus contains information about other products. Therefore, this Prospectus may contain information that is inapplicable to your Contract. You should consult your Contract to verify whether any particular provision applies to you and whether you may elect any particular Investment Option.

The Variable Investment Options shown on the first page of this Prospectus are those available under the Contracts described in this Prospectus as of the date of this Prospectus. There may be Variable Investment Options that are not available to you. We may add, modify or delete Variable Investment Options in the future.


When you select one or more of these Variable Investment Options, we invest your money in NAV shares of a corresponding Fund of the John Hancock Trust (the "Trust"). The Trust is a so-called "series" type mutual fund registered with the SEC. The investment results of each Variable Investment Option you select will depend on those of the corresponding Funds of the Trust. Each of the Funds is separately managed and has its own investment objective and strategies. The Trust prospectus contains detailed information about each available Fund. Be sure to read that prospectus before selecting any of the Variable Investment Options.


For amounts you don't wish to invest in a Variable Investment Option, you may be able to invest these amounts in a currently offered Fixed Investment Option if permitted by your local jurisdiction. We invest the assets allocated to a Fixed Investment Option in our General Account and they earn interest at a fixed rate, declared by us, subject to a minimum rate stated in your Contract. If you remove money from any Fixed Investment Option prior to its expiration, however, we may increase or decrease your Contract's value to compensate for changes in interest rates that may have occurred subsequent to the beginning of that Fixed Investment Option. This is known as a "market value adjustment."


In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


We refer to the Variable Investment Options and any available Fixed Investment Option together as Investment Options.


The annuity described in this Prospectus may be sold on a group basis. If you purchase the annuity under a group contract, you will be issued a group certificate. If that is the case, the word "Contract" as used in this Prospectus should be interpreted as meaning the certificate issued to you under the group contract.


The Contracts are not available in all states. Certain features of the Contracts, including optional benefit Riders, may not have been available or may have been modified for Contracts issued in various states. YOU SHOULD REVIEW YOUR CONTRACT, OR CONTACT THE ANNUITIES SERVICE CENTER, FOR ADDITIONAL INFORMATION. You should disregard all references in the Prospectus to benefits that are NOT available in your state.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                                 III. Fee Tables



THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING A CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AS WELL AS THE CHARGES YOU WILL PAY WHEN YOU SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


                                                                        REVOLUTION
                                                                          ACCESS
CONTRACT OWNER                   DECLARATION             PATRIOT         VARIABLE      REVOLUTION EXTRA       REVOLUTION VALUE
TRANSACTION EXPENSES(1)        VARIABLE ANNUITY      VARIABLE ANNUITY     ANNUITY      VARIABLE ANNUITY       VARIABLE ANNUITY
-----------------------     ---------------------  -------------------  ----------  ---------------------  ---------------------
Maximum Withdrawal Charge     6% for the 1st year  6% for the 1st year     None       7% for the 1st year    7% for the 1st year
(as % of amount withdrawn     6% for the 2nd year  6% for the 2nd year                7% for the 2nd year    6% for the 2nd year
or surrendered) (2)           5% for the 3rd year  5% for the 3rd year                7% for the 3rd year    5% for the 3rd year
                              5% for the 4th year  5% for the 4th year                7% for the 4th year    4% for the 4th year
                              4% for the 5th year  4% for the 5th year                6% for the 5th year    3% for the 5th year
                              3% for the 6th year  3% for the 6th year                5% for the 6th year    2% for the 6th year
                              2% for the 7th year  2% for the 7th year                4% for the 7th year    1% for the 7th year
                              0% thereafter        0% thereafter                      0% thereafter          0% thereafter
Maximum transfer charge(3)  $25                    N/A                      $25     $25                    $25

(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment.

(2) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

(3) This charge is not currently imposed, but we reserve the right to do so in the Contract. If we do, it will be taken upon each transfer into or out of any Investment Option beyond an annual limit of not less than 12.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.

                                                                  REVOLUTION      REVOLUTION      REVOLUTION
                                    DECLARATION     PATRIOT         ACCESS          EXTRA           VALUE
                                      VARIABLE      VARIABLE       VARIABLE        VARIABLE        VARIABLE
                                      ANNUITY       ANNUITY        ANNUITY         ANNUITY         ANNUITY
                                    -----------   -----------   -------------   -------------   -------------
Maximum Annual Contract Fee(4)      $  50         $  50         $  50           $  50           $  50
Current Annual Contract Fee (5)     $  30         $  30         $  30           $  30           $  30

SEPARATE ACCOUNT ANNUAL EXPENSES
   (AS A PERCENTAGE OF AVERAGE
   ACCOUNT VALUE) (6)
(Contracts with initial Purchase
   Payment less than $250,000)
Asset-Based Charge                   1.25%         1.25%         1.25%           1.25%           1.25%
(Contracts with initial Purchase
   Payment greater than $250,000)
Asset-Based Charge                   1.00%         1.00%         1.25%           1.25%           1.25%

OPTIONAL BENEFIT RIDER CHARGES(7)
   (AS A PERCENTAGE OF YOUR
   CONTRACT'S TOTAL VALUE UNLESS
   OTHERWISE STATED)
Accidental Death Benefit Rider       0.10%         0.10%        Not Offered     Not Offered     Not Offered
Accumulated Value Enhancement
   ("CARESolutions Plus") Rider(8)
   (as a percentage of your
   initial Purchase Payment)        Not Offered   Not Offered   Maximum: 1.00%  Maximum: 1.00%  Maximum: 1.00%
                                                                Current: 0.40%  Curent:  0.35%  Current: 0.35%
Earnings Enhancement
   ("Beneficiary Tax Relief")
   Death Benefit Rider              Not Offered   Not Offered    0.25%           0.25%           0.25%
Enhanced "Stepped Up" Death
   Benefit Rider                     0.15%         0.15%        Not Offered     Not Offered     Not Offered
Enhanced Death Benefit Rider(9)     Not Offered   Not Offered    0.25%           0.25%           0.25%
Guaranteed Retirement Income
   Benefit Rider (10)               Not Offered   Not Offered    0.30%           0.30%           0.30%
Nursing Home Waiver (10)             0.05%         0.05%        Not Offered     Not Offered     Not Offered
Waiver of Withdrawal Charge
   ("CARESolutions") Rider(11)      Not Offered   Not Offered   Not Offered      0.10%           0.10%

(4) This charge is not currently imposed and would only apply to Declaration and Patriot Contracts of less than $10,000; and Revolution Access, Revolution Extra, and Revolution Value Contracts of less than $50,000.

(5) This charge applies only to Declaration and Patriot Contracts of less than $10,000; and Revolution Access, Revolution Extra, and Revolution Value Variable Annuities Contracts of less than $50,000. It is taken at the end of each Contract Year but, if you surrender a Contract before then, it will be taken at the time of surrender.

(6) This charge only applies to that portion of account value held in the Variable Investment Options. The charge does not apply to amounts in the Fixed Investment Options. For Revolution Access, Revolution Extra and Revolution Value Variable Annuities Contracts, the charge does not apply to the guarantee rate account under our dollar-cost averaging value program.

(7) Charges for optional benefit Riders are assessed monthly. The monthly charge is 1/12 of the annual charge shown in this table.

                                                                  REVOLUTION      REVOLUTION      REVOLUTION
                                    DECLARATION     PATRIOT         ACCESS          EXTRA           VALUE
                                      VARIABLE      VARIABLE       VARIABLE        VARIABLE        VARIABLE
                                      ANNUITY       ANNUITY        ANNUITY         ANNUITY         ANNUITY
                                    -----------   -----------   -------------   -------------   -------------


(8) This Rider is available only if you purchased the Waiver of Withdrawal Charge Rider as well. We do not currently impose the maximum charge shown, but reserve the right to do so on a uniform basis for all Accumulated Value Enhancement Riders issued in the same state.

(9) In certain states (and for Riders issued prior to May 1, 2002), the rate for Enhanced Death Benefit Rider may be lower than the amount shown.

(10) This Rider is not available for Contracts issued after April 30, 2004.


(11) as a percentage of that portion of your Contrac"s total value attributable to Purchase Payments that are still subject to withdrawal charges


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.


TOTAL ANNUAL FUND OPERATING EXPENSES                    MINIMUM   MAXIMUM
------------------------------------                    -------   -------
Range of expenses that are deducted from Fund assets,
   including management fees, and other expenses         0.25%     1.15%


EXAMPLES

The following two examples are intended to help you compare the cost of investing in Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The first example assumes that you invest $10,000 in a Contract with all the optional benefit Riders that may have been available. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                   MAXIMUM FUND LEVEL TOTAL OPERATING EXPENSES


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
DECLARATION VARIABLE ANNUITY WITH:
   Enhanced "stepped-up" Death Benefit Rider;
      Accidental Death Benefit Rider;
      and Nursing Home Waiver Rider
   If you surrender the Contract at the end
      of the applicable time period:                $  818    $1,299    $1,808    $3,075
   If you annuitize, or do not surrender the
      Contract at the end of the applicable
      time period:                                  $  278    $  852    $1,452    $3,075

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
PATRIOT PREFERRED VARIABLE ANNUITY WITH:
   Enhanced "stepped-up" Death Benefit Rider;
      Accidental Death Benefit Rider;
      and Nursing Home Waiver Rider
   If you surrender the Contract at the end
      of the applicable time period:                $  816    $1,295    $1,802    $3,062
   If you annuitize, or do not surrender the
      Contract at the end of the applicable
      time period:                                  $  276    $  848    $1,445    $3,062

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
REVOLUTION ACCESS VARIABLE ANNUITY WITH:
   Enhanced Death Benefit Rider
      Earnings Enhancement Death Benefit Rider
      Accumulated Value Enhancement Rider; and
      Guaranteed Retirement Income Benefit Rider
   If you surrender the Contract at the end
      of the applicable time period:                $  424    $1,281    $2,148    $4,362
   If you annuitize, or do not surrender the
      Contract at the end of the applicable
      time period:                                  $  424    $1,281    $2,148    $4,362

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
REVOLUTION EXTRA VARIABLE ANNUITY WITH:
   Waiver of Withdrawal Charge Rider;
      Enhanced Death Benefit Rider;
      Earnings Enhancement Death Benefit Rider;
      Accumulated Value Enhancement Rider; and
      Guaranteed Retirement Income Benefit Rider
   If you surrender the Contract at the end
      of the applicable time period:                $1,065    $1,941    $2,736    $4,456
   If you annuitize, or do not surrender the
      Contract at the end of the applicable
      time period:                                  $  435    $1,312    $2,198    $4,456

                   MAXIMUM FUND LEVEL TOTAL OPERATING EXPENSES


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
REVOLUTION VALUE VARIABLE ANNUITY WITH:
      waiver of Withdrawal Charge Rider;
      Enhanced Death Benefit Rider;
      Earnings Enhancement Death Benefit Rider;
      Accumulated Value Enhancement Rider; and
      Guaranteed Retirement Income Benefit Rider.
   If you surrender the Contract at the end
      of the applicable time period:                $1,064    $1,757    $2,461    $4,444
   If you annuitize, or do not surrender
      the Contract at the end of the
      applicable time period:                       $  434    $1,308    $2,192    $4,444


The next example assumes that you invest $10,000 in a Contract with no optional benefit riders for the time periods indicated. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                   MINIMUM FUND LEVEL TOTAL OPERATING EXPENSES


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
DECLARATION VARIABLE ANNUITY
If you surrender the Contract at the end of the
   applicable time period:                           $695     $  929    $1,187    $1,820
If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                           $155     $  482    $  833    $1,820

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
PATRIOT VARIABLE ANNUITY
If you surrender the Contract at the end of the
   applicable time period:                           $695     $  926    $1,183    $1,811
If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                           $155     $  480    $  828    $1,811

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
REVOLUTION ACCESS VARIABLE ANNUITY
If you surrender the Contract at the end of the
   applicable time period:                           $155     $  480    $  828    $1,811
If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                           $155     $  480    $  828    $1,811

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
REVOLUTION EXTRA VARIABLE ANNUITY
If you surrender the Contract at the end of the
   applicable time period:                           $785     $1,107    $1,362    $1,817
If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                           $155     $  482    $  831    $1,817

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
REVOLUTION VALUE VARIABLE ANNUITY
If you surrender the Contract at the end of the
   applicable time period:                           $784     $  925    $1,092    $1,808
If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                           $154     $  479    $  827    $1,808



THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH FUND, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.



ALL OF THE FUNDS SHOWN IN THE TABLE ARE NAV CLASS SHARES THAT ARE NOT SUBJECT TO RULE 12B-1 FEES. THESE NAV CLASS SHARES COMMENCED OPERATIONS ON APRIL 29, 2005. THESE NAV CLASS SHARES OF A FUND ARE BASED UPON THE EXPENSE RATIOS OF THE FUND'S SERIES I SHARES FOR THE YEAR ENDED DECEMBER 31, 2006 (ADJUSTED TO REFLECT THE ABSENCE OF ANY RULE 12B-1 FEE APPLICABLE TO THE NAV SHARES).



                                                                    ACQUIRED
                                                                   FUND FEES      TOTAL       CONTRACTUAL       NET
                           MANAGEMENT                   OTHER         AND       OPERATING       EXPENSE      OPERATING
FUNDS                         FEES      12B-1 FEES   EXPENSES(1)    EXPENSES   EXPENSES(2)   REIMBURSEMENT   EXPENSES
-----                      ----------   ----------   -----------   ---------   -----------   -------------   ---------
500 INDEX B(3)
NAV Class                     0.46%        0.00%        0.03%        0.00%        0.49%          0.24%         0.25%
ACTIVE BOND
NAV Class                     0.60%        0.00%        0.04%        0.00%        0.64%          0.00%         0.64%
BLUE CHIP GROWTH(4)
NAV Class                     0.81%        0.00%        0.02%        0.00%        0.83%          0.00%         0.83%
BOND INDEX B
NAV Class(3)                  0.47%        0.00%        0.06%        0.00%        0.53%          0.28%         0.25%

                                                                    ACQUIRED
                                                                   FUND FEES      TOTAL       CONTRACTUAL       NET
                           MANAGEMENT                   OTHER         AND       OPERATING       EXPENSE      OPERATING
FUNDS                         FEES      12B-1 FEES   EXPENSES(1)    EXPENSES   EXPENSES(2)   REIMBURSEMENT   EXPENSES
-----                      ----------   ----------   -----------   ---------   -----------   -------------   ---------
CAPITAL APPRECIATION
NAV Class                     0.75%        0.00%        0.03%        0.00%        0.78%          0.00%         0.78%
EQUITY-INCOME(4)
NAV Class                     0.81%        0.00%        0.03%        0.00%        0.84%          0.00%         0.84%
FINANCIAL SERVICES
NAV Class                     0.82%        0.00%        0.04%        0.00%        0.86%          0.00%         0.86%
GLOBAL BOND
NAV Class                     0.70%        0.00%        0.10%        0.00%        0.80%          0.00%         0.80%
GROWTH & INCOME
NAV Class                     0.67%        0.00%        0.01%        0.00%        0.68%          0.00%         0.68%
HEALTH SCIENCES(4)
NAV Class                     1.05%        0.00%        0.09%        0.00%        1.14%          0.00%         1.14%
HIGH YIELD
NAV Class                     0.66%        0.00%        0.05%        0.00%        0.71%          0.00%         0.71%
INTERNATIONAL EQUITY
   INDEX B
NAV Class(3)                  0.53%        0.00%        0.04%        0.01%        0.58%          0.23%         0.35%
MANAGED
NAV Class                     0.69%        0.00%        0.03%        0.00%        0.72%          0.00%         0.72%
MID CAP INDEX
NAV Class                     0.48%        0.00%        0.04%        0.00%        0.52%          0.00%         0.52%
MID CAP STOCK
NAV Class                     0.84%        0.00%        0.04%        0.00%        0.88%          0.00%         0.88%
MID VALUE(4)
NAV Class                     0.98%        0.00%        0.08%        0.00%        1.06%          0.00%         1.06%
MONEY MARKET B
NAV Class(3)                  0.50%        0.00%        0.01%        0.00%        0.51%          0.23%         0.28%
OVERSEAS EQUITY(5)
NAV Class                     0.99%        0.00%        0.13%        0.00%        1.12%          0.00%         1.12%
REAL ESTATE SECURITIES
NAV Class                     0.70%        0.00%        0.03%        0.00%        0.73%          0.00%         0.73%
SHORT-TERM BOND
NAV Class                     0.58%        0.00%        0.04%        0.00%        0.62%          0.00%         0.62%
SMALL CAP GROWTH
NAV Class                     1.07%        0.00%        0.08%        0.00%        1.15%          0.00%         1.15%
SMALL CAP INDEX
NAV Class                     0.48%        0.00%        0.04%        0.00%        0.52%          0.00%         0.52%
SMALL CAP VALUE
NAV Class                     1.06%        0.00%        0.05%        0.00%        1.11%          0.00%         1.11%
TOTAL RETURN
NAV Class                     0.70%        0.00%        0.06%        0.00%        0.76%          0.00%         0.76%
TOTAL STOCK MARKET INDEX
NAV Class                     0.49%        0.00%        0.03%        0.00%        0.52%          0.00%         0.52%


FOOTNOTES TO EXPENSE TABLE:


(1) The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT -- Advisory Fee Waivers and Expense
     Reimbursements." The Adviser may terminate this limitation at any time upon notice to JHT.



(2) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Fund Annual Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.



(3) JHT sells shares of these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. Each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser. The fees in the table reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund's "Net Operating Expenses" does not exceed the rate noted in the table above under "Net Operating Expenses." A Fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2008 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.



(4) The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this waiver at any time upon notice to JHT.



(5) The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.

                              IV. Basic Information


WHAT IS THE CONTRACT?


Each of the five (5) contacts listed on the first page of this Prospectus are deferred purchase payment variable annuity contracts. An "annuity contract" provides a person (known as the "Annuitant" or "payee") with a series of periodic payments. Because this Contract is also a "deferred payment" contract, the annuity payments will begin on a future date, called the Contract's Maturity Date. Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the Variable Investment Options chosen. If your annuity is provided under a master group contract, the term "Contract" as used in this Prospectus refers to the certificate you will be issued and not to the master group contract.


WHO OWNS THE CONTRACT?

That's up to you. Unless the Contract provides otherwise, the Owner of the Contract is the person who can exercise the rights under the Contract, such as the right to choose the Investment Options or the right to surrender the Contract. In many cases, the person who bought the Contract is the Owner. However, you are free to name another person or entity (such as a trust) as Owner. In writing this Prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a Contract has joint Owners, both must join in any written notice or request.

IS THE OWNER ALSO THE ANNUITANT?

In many cases, the same person is both the Annuitant and the Owner of a Contract. The Annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the Annuitant receives payments from us under any ANNUITY OPTION that commences during the Annuitant's lifetime. We may permit you to name another person as Annuitant or joint Annuitant if that person meets our underwriting standards. We may also permit you to name as joint Annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Purchase Payments


We call the investments you make in your Contract Payments or Purchase Payments. The Contracts described in this Prospectus are no longer available for sale; however, the minimum initial Purchase Payment requirements for the Contracts are outlined in the table below, along with the minimum Purchase Payment for each subsequent Payment into the Contracts. If you purchased your Contract through the automatic investment plan, different minimums may apply. If your Contract's total value ever falls to zero, we may terminate it. Therefore, you may need to pay more Purchase Payments to keep the Contract in force.


                                               MINIMUM
                     MINIMUM     MINIMUM       DIRECT
                     INITIAL    SUBSEQUENT     DEPOSIT
                    PURCHASE     PURCHASE    SUBSEQUENT
     CONTRACT        PAYMENT     PAYMENT       PAYMENT
     --------       --------   -----------   ----------
Declaration          $ 1,000       $500         $100
Patriot              $ 1,000       $500         $100
Revolution Access    $25,000       $200         $100
Revolution Extra     $10,000       $200         $100
Revolution Value     $ 5,000       $200         $100

Initial Purchase Payment

When we received your initial Purchase Payment and all necessary information, we issued your Contract and invested your initial Purchase Payment. If the information was not in good order, we contacted you to get the necessary information. If for some reason, we were unable to complete this process within 5 Business Days, we either sent back your money or got your permission to keep it until we received all of the necessary information.

In certain situations, we may have issued a Contract upon receiving the order of your broker-dealer or financial institution but delayed the effectiveness of the Contract until we received your signed application. In those situations, if we did not receive your signed application within our required time period, we deemed the Contract void from the beginning and returned your Purchase Payment. We may not have issued a Contract if any proposed Owner or Annuitant was older than age 84. We may also have limited your ability to purchase multiple Contracts on the same Annuitants or Owners. We may, however, have waived either of these underwriting limits.

Issue Date and Contract Year

We measure the years and anniversaries of your Contract from its date of issue. We use the term Contract Year to refer to each period of time between anniversaries of your Contract's date of issue. We did not issue a Contract if the proposed Annuitant was older than age 84.

Limits on Purchase Payments

You can make Purchase Payments of up to $1,000,000 in any one Contract Year. The total of all new Purchase Payments and transfers that you may allocate to any one Variable Investment Option or Fixed Investment Option, in any one Contract Year may not exceed $1,000,000. While the Annuitant is alive and the Contract is in force, you can make Purchase Payments at any time before the Maturity Date until the age limit shown below:


                                         YOU MAY NOT MAKE ANY PURCHASE
IF YOUR CONTRACT IS USED TO FUND   PAYMENTS AFTER THE ANNUITANT REACHES AGE
--------------------------------   ----------------------------------------
A Qualified Plan                                   70 1/2(1)
A Non-Qualified plan                               85 (2)


(1)  except for a Roth IRA, which has no age limit

(2)  84 1/2 for Declaration Variable Annuity

Ways to Make Additional Purchase Payments

Additional Purchase Payments made by check or money order should be:

          -    drawn on a U.S. bank;

          -    drawn in U.S. dollars; and

          - made payable to "John Hancock" and sent to the Annuities Service Center.


We credit any additional Purchase Payments to your Contract at the close of the Business Day in which we receive them at the Annuities Service Center. Each Business Day ends at the close of regular trading for the day on the New York Stock Exchange. Usually this is 4:00 p.m., Eastern Time. If we receive an additional Purchase Payment after the close of a Business Day, we will credit it to your Contract on the next Business Day.


We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Additional Purchase Payments should be sent to the Annuities Service Center at the address shown on the cover of this Prospectus. You can find information about other methods of making Purchase Payments by contacting us.

Additional Purchase Payments by Wire

You may transmit additional Purchase Payments by wire through your bank to our bank, as long as you provide appropriate instructions with the transmittal to identify your Contract, and the selected Investment Options (unless you have provided us with standing allocation instructions). Information about our bank, our account number, and the ABA routing number may be obtained from the Annuities Service Center. Banks may charge a fee for wire services.

If your wire order is complete, we will invest the additional Purchase Payment in your selected Investment Options as of the day we received the wire order. If the wire order is incomplete for an identified Contract, we will immediately return it.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

Variable Investment Options

Prior to a Contract's Maturity Date, the amount you've invested in any Variable Investment Option will increase or decrease based upon the investment experience of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the Fund directly and reinvested all Fund dividends and distributions in additional shares.

Like a regular mutual fund, each Fund deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the Contract. These charges reduce your investment performance and the amount we credit to your Contract in any Variable Investment Option. We describe these charges below under "What Fees and Charges will be Deducted From My Contract?".

Fixed Investment Options

The amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. In states where approved, we currently make available various Fixed Investment Options with durations of up to five years, and we may make one or more additional Fixed Investment Options available for Contracts issued before September 30, 2002. As long as you keep your money in a Fixed Investment Option until its expiration date, we bear all the investment risk on that money.

However, if you prematurely transfer, "surrender" or otherwise withdraw money from a Fixed Investment Option we will increase or reduce the remaining value in your Contract by an amount that approximates the impact that any changes in interest rates would have had on the market value of a debt instrument with terms comparable to that Fixed Investment Option. This "market value adjustment" (or "MVA") imposes investment risks on you. We describe how the market value adjustments work in "Calculation of Market Value Adjustment ("MVA")".

Extra Credit Feature

(AVAILABLE ONLY ON THE REVOLUTION EXTRA VARIABLE ANNUITY CONTRACTS)

Each time you make a Purchase Payment, we will credit an extra amount to the total value of your Contract in addition to the amount of the Purchase Payment. If your Purchase Payment is greater than $10,000 and less than $2.5 million, the extra amount will be equal to 3.5% of the Purchase Payment. If your Purchase Payment is $2.5 million or more, the extra amount will be equal to 5.0% of the Purchase Payment. These extra amounts are referred to as extra credits. Each extra credit will be credited to your Contract at the same time the Purchase Payment is credited and will be allocated among the Variable Investment Options and the Fixed Investment Options in the same way that the Purchase Payment is allocated (see "Allocation of Purchase Payments"). However, each extra credit will be treated as "earnings" under your Contract, not as a Purchase Payment for determining withdrawal charges. Amounts attributable to extra credits will be considered "earnings" under a Contract for federal tax purposes and "earnings" with respect to our determination of certain benefits under your Contract and any optional benefit Riders that you may have purchased.


We expect to make a profit from the Contracts and anticipate that a portion of the withdrawal charge, and any profits derived from other Contract fees and charges will be used to help recover our cost of providing the Extra Credit feature. (For a description of these fees and charges, see the response to the question "What Fees and Charges will be Deducted from My Contract?") Under certain circumstances (such as a withdrawal of money that is in excess of the Free Withdrawal amounts, while a withdrawal charge is in effect) the cost associated with the Extra Credit feature may exceed the Extra Credit amount and any related earnings. You should consider this possibility before remitting any additional Purchase Payments for a Revolution Extra Contract.


WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE?

If your Contract is still in effect on its Maturity Date, it enters what is called the Annuity Period. During the Annuity Period, we make a series of fixed or variable payments to you as provided under one of our several Annuity Options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the Maturity Date. Therefore, you should exercise care in selecting your Maturity Date and your choices that are in effect on that date.


You should carefully review the discussion under "VIII. The Annuity Period" for information about all of these choices you can make.


TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State Law Insurance Requirements

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased the Contract. These variations will be reflected in your Contract or in endorsements attached to your Contract.

Variations in Charges or Rates

We may vary the charges, durations of Fixed Investment Options, rates and other terms of our Contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the Contracts. These include the types of variations discussed under the "Certain Changes" section of this Prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:


          - full or partial withdrawals (including surrenders and systematic withdrawals);



          -    payment of any death benefit proceeds; and


          -    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:


          -    the type of the distribution;



          -    when the distribution is made;



          - the nature of any Qualified Plan for which the Contract is being used; and


          -    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.

IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, ANNUITY LIFETIME INCOME OPTIONS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of Purchase Payments

When you applied for your Contract, you specified the Variable Investment Options or Fixed Investment Options (together, your Investment Options) in which your Purchase Payments will be allocated. You may change this investment allocation for future Purchase Payments at any time. Any change in allocation will be effective as of the receipt of your request at the Annuities Service Center.

We do not impose a limit on the number of Investment Options to which you may allocate Purchase Payments at any one time or over the life of your Contract.

Transfers Among Investment Options


During the Accumulation Period, you may transfer amounts held in one Investment Option to any other Investment Option. Although your Contract may impose restrictions on the maximum dollar amount that may be transferred among Variable Investment Options, we currently do not enforce these restrictions.


It is also our current practice to approve transfers to a Fixed Investment Option, if available under your Contract, after the end of the 10th Contract Year. We reserve the right to terminate this practice at any time.

To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any one Variable Investment Option or Fixed Investment Option in any Contract Year is $1,000,000.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to impose a charge of up to $25 for any transfer beyond the annual limit (transfers out of a Fixed Investment Option may, however, incur a market value adjustment - either positive or negative).

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

Variable investment options in variable annuity products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment option's corresponding fund to increased portfolio transaction costs (affecting the value of the shares) and/or disruption to the corresponding fund manager's ability to effectively manage such corresponding fund's investment portfolio in accordance with the its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to any of our Dollar Cost Averaging programs (ONLY THE REVOLUTION VALUE VARIABLE ANNUITY HAS MORE THAN ONE DOLLAR COST AVERAGING PROGRAM; see below under "Dollar Cost Averaging Programs") or our Strategic Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its fixed investment period, (c) transfers made within a prescribed period before and after a substitution of Funds and (d) transfers made during the Annuity Period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers during the Annuity Period" section of this Prospectus). Under the Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if the two transfer per month limit has been reached if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market Investment Option to another Variable Investment Option may be made. We apply the Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

          -    restricting the number of transfers made during a defined period,

          -    restricting the dollar amount of transfers,

          - restricting the method used to submit transfers (e.g., changing telephone and facsimile procedures to require that transfer requests be submitted in writing via U.S. mail), and

          -    restricting transfers into and out of certain Sub-Accounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the Contract's Maturity Date.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing disruptive frequent trading activity and avoid harm to long-term investors. If we are unsuccessful in restricting disruptive frequent trading activity, the Funds may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.


In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


Procedure for Transferring Your Assets

You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the Annuities Service Center. Your request should include:

          -    your name;

          -    daytime telephone number;

          -    Contract number;

          - the names of the Investment Options to and from which assets are being transferred; and

          -    the amount of each transfer.

Your request becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of regular trading for the day on the New York Stock Exchange. Usually this is 4:00 p.m., Eastern Time. If we receive a transfer request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.

Telephone and Facsimile Transactions

If you complete a special authorization form, you can request transfers among Investment Options and changes of allocation among Investment Options simply by telephoning or by faxing us at the Annuities Service Center. Any fax request should include your name, daytime telephone number, Contract number and, in the case of transfers and changes of allocation, the names of the Investment Options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

As stated earlier in this Prospectus, we have imposed restrictions on transfers including the right to change our telephone and facsimile transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any Owners who we feel are abusing the privilege to the detriment of other Owners.

Electronic Information

You may access information about your Contract through our website, www.jhannuities.com. In order to do so, you will be required to create an account with a username and password, and maintain a valid e-mail address. You are responsible for keeping your password confidential and must notify us of any loss or theft of your password, or any unauthorized use of your password.

Dollar Cost Averaging Programs

Under our STANDARD DOLLAR-COST AVERAGING PROGRAM, you may elect, at no cost, to automatically transfer assets from any Variable Investment Option to one or more other Variable Investment Options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the standard dollar cost averaging program:

          -    the amount of each transfer must equal at least $100;


          - you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone;


          -    you may discontinue the program at any time;

          - the program automatically terminates when the Variable Investment Option from which we are taking the transfers has been exhausted;

          - automatic transfers to or from Fixed Investment Options are not permitted under this program.

We reserve the right to suspend or terminate the program at any time.

(Available only on the Revolution Value Variable Annuity.) Under our DOLLAR-COST AVERAGING VALUE PROGRAM, you may elect to deposit any new Purchase Payment of $5,000 or more in a guarantee rate account that we call the "DCA rate account." For Contracts issued after April 30, 2004, your deposits under this program will be depleted over a 6 month period. For Contracts issued prior to May 1, 2004, the assets in this account attributable to a new Purchase Payment will be transferred automatically to one or more Variable Investment Options over a period that is equal in length (i.e., either 6 months or 12 months) to the period you initially selected. A new period will begin on the date each new Purchase Payment is deposited in the DCA rate account program with respect to that Purchase Payment. At the time of each deposit into this program, you must tell us in writing:

          -    that your deposit should be allocated to this program; and

          - the Variable Investment Options to which assets will be transferred; and

          - the percentage amount to be transferred to each such Variable Investment Option.

Transfers to Fixed Investment Options are not permitted under this program, and transfers of your account value from a Variable Investment Option are not currently permitted to initiate the program. (You may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone).

Your participation in the dollar-cost averaging value program will end if you request a partial withdrawal from the DCA rate account, or if you request a transfer from the DCA rate account that is in addition to the automatic transfers.

You may not use the standard dollar-cost averaging program and the dollar-cost averaging value program at the same time.

Strategic Rebalancing

This program automatically re-sets the percentage of your account value allocated to the Variable Investment Options. Over time, the variations in the investment results for each Variable Investment Option you've selected for this program will shift the percentage allocations among them. The strategic rebalancing program will periodically transfer your account value among these Variable Investment Options to reestablish the preset percentages you have chosen. (You may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone). Strategic rebalancing would usually result in transferring amounts from a Variable Investment Option with relatively higher investment performance since the last rebalancing to one with relatively lower investment performance. However, rebalancing can also result in transferring amounts from a Variable Investment Option with relatively lower current investment performance to one with relatively higher current investment performance.

This program can be elected by sending the appropriate form to the Annuities Service Center. You must specify the frequency for rebalancing (monthly, quarterly, semi-annually or annually), the preset percentage for each Variable Investment Option, and a future beginning date. Once elected, strategic rebalancing will continue until we receive notice of cancellation of the option or notice of the death of the insured person.

The Fixed Investment Options do not participate in and are not affected by strategic rebalancing. We reserve the right to modify, terminate or suspend the strategic rebalancing program at any time.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?


We assess charges and deductions under the Contract against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Funds' prospectuses.


Asset-Based Charges

We deduct Separate Account expenses daily, as a percentage of average account value, to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contracts, as follows:

   SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

                                     DECLARATION           PATRIOT       REVOLUTION ACCESS   REVOLUTION EXTRA   REVOLUTION VALUE
                                   VARIABLE ANNUITY   VARIABLE ANNUITY    VARIABLE ANNUITY   VARIABLE ANNUITY   VARIABLE ANNUITY
                                   ----------------   ----------------   -----------------   ----------------   ----------------
(Contracts with initial Purchase
Payment less than $250,000)
Asset-Based Charge                       1.25%              1.25%              1.25%               1.25%              1.25%
(Contracts with initial Purchase
Payment greater than $250,000)
Asset-Based Charge                       1.00%              1.00%              1.25%               1.25%              1.25%

This charge does not apply to assets you have in our Fixed Investment Options. We take the deduction proportionally from each Variable Investment Option you are then using.

In return for the mortality risk charge, we assume the risk that Annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the Contracts may be higher than we expected when we set the level of the Contracts' other fees and charges, or that our revenues from such other sources will be less than expected.

Annual Contract Fee

We currently deduct a $30 annual Contract fee at the end of each Contract Year for a DECLARATION OR PATRIOT CONTRACT WITH A TOTAL VALUE OF LESS THAN $10,000 and also for a REVOLUTION ACCESS, REVOLUTION EXTRA OR REVOLUTION VALUE CONTRACT WITH A TOTAL VALUE OF LESS THAN $50,000. We also deduct the annual fee before then if you surrender your Contract, unless your Contract's total value, at the time of surrender, is above either $10,000 FOR DECLARATION and PATRIOT CONTRACTS, or $50,000 FOR REVOLUTION ACCESS, REVOLUTION EXTRA, AND REVOLUTION VALUE CONTRACTS.

We take the deduction proportionally from each Variable Investment Option and each Fixed Investment Option you are then using. We reserve the right to increase the annual Contract fee up to $50.

Premium Taxes

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.


                 PREMIUM TAX RATE
            -------------------------
STATE OR    QUALIFIED   NON-QUALIFIED
TERRITORY   CONTRACTS     CONTRACTS
---------   ---------   -------------
CA            0.50%         2.35%
GUAM          4.00%         4.00%
ME(1)         0.00%         2.00%
NV            0.00%         3.50%
PR            3.00%         3.00%
SDA           0.00%        1.25%(2)
WV            1.00%         1.00%
WY            0.00%         1.00%



(1)  We pay premium tax upon receipt of Purchase Payment.



(2)  0.80% on Purchase Payments in excess of $500,000.


Withdrawal Charge

(Not applicable to the Revolution Access Variable Annuity)

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date ("partial withdrawal") or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date ("total withdrawal" or "surrender"), we may assess a withdrawal charge. Some people refer to this charge as a "contingent deferred withdrawal load". The amount of this charge will depend on the type of Contract you purchased and the number of years that have passed since we received your Purchase Payments, as shown below:

                          DECLARATION             PATRIOT         REVOLUTION ACCESS     REVOLUTION EXTRA      REVOLUTION VALUE
                        VARIABLE ANNUITY      VARIABLE ANNUITY     VARIABLE ANNUITY     VARIABLE ANNUITY      VARIABLE ANNUITY
                      -------------------   -------------------   -----------------   -------------------   -------------------
Maximum Withdrawal    6% for the 1st year   6% for the 1st year          None         7% for the 1st year   7% for the 1st year
Charge as % of        6% for the 2nd year   6% for the 2nd year                       7% for the 2nd year   6% for the 2nd year
amount withdrawn      5% for the 3rd year   5% for the 3rd year                       7% for the 3rd year   5% for the 3rd year
or surrendered) (1)   5% for the 4th year   5% for the 4th year                       7% for the 4th year   4% for the 4th year
                      4% for the 5th year   4% for the 5th year                       6% for the 5th year   3% for the 5th year
                      3% for the 6th year   3% for the 6th year                       5% for the 6th year   2% for the 6th year
                      2% for the 7th year   2% for the 7th year                       4% for the 7th year   1% for the 7th year
                      0% thereafter         0% thereafter                             0% thereafter         0% thereafter

(1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

Withdrawal charges help to compensate us for the cost of selling the Contracts, including expenses relating to the Extra Credit feature under Revolution Extra Variable Annuity Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.

FREE WITHDRAWAL AMOUNTS (applicable to Revolution Extra and Revolution Value Contracts): If you purchased a Revolution Extra or Revolution Value Contract and have any profit in your Contract, you can always withdraw that profit without any withdrawal charge. By "profit," we mean the amount by which your Contract's total value exceeds the Purchase Payments you have paid and have not (as discussed below) already withdrawn. For Revolution Extra Contracts, "profit" also includes any amounts attributable to an Extra Credit. If your Contract doesn't have any profit (or you have withdrawn it all) you can still make charge free withdrawals, unless and until all of your withdrawals during the same Contract Year exceed 10% of all of the Purchase Payments you have paid to date.

FREE WITHDRAWAL AMOUNTS (applicable to Patriot and Declaration Contracts): If you purchased a Patriot or Declaration Contract, you can make withdrawals without any withdrawal charge, unless and until all of your withdrawals during the same Contract Year exceed 10% of all of the Purchase Payments you have paid to date.

HOW WE DETERMINE AND DEDUCT THE CHARGE: If the amount you withdraw or surrender totals more than the free withdrawal amount during the Contract Year, we will assess a withdrawal charge shown in the Fee Tables on any amount of the excess that we attribute to Purchase Payments you made within a withdrawal charge period. Solely for purposes of determining the amount of the withdrawal charge, we assume that the amount of each withdrawal that exceeds the free withdrawal amount (together with any associated withdrawal charge) is a withdrawal first from the earliest Purchase Payment, and then from the next earliest Purchase Payment, and so forth until all payments have been exhausted. Once a Purchase Payment has been considered to have been "withdrawn" under these procedures that Purchase Payment will not enter into any future withdrawal charge calculations.

We deduct the withdrawal charge proportionally from each Variable Investment Option and each Fixed Investment Option being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from a Growth option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other Investment Options, pro-rata based on the value in each. If your Contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

You will find examples of how we compute the withdrawal charge in Appendix B to this Prospectus.

WHEN WITHDRAWAL CHARGES DON'T APPLY: We don't assess a withdrawal charge in the following situations:

          - on amounts applied to an Annuity Option at the Contract's Maturity Date or to pay a death benefit;

          - on certain withdrawals if you have elected the Rider that waives the withdrawal charge (nursing home Rider for Declaration and Patriot Variable Annuities); and

          - on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however).

HOW AN MVA AFFECTS THE WITHDRAWAL CHARGE: If you make a withdrawal from a Fixed Investment Option at a time when the related MVA results in an upward adjustment in your remaining value, we will calculate the withdrawal charge as if you had withdrawn that much more. Similarly, if the MVA results in a downward adjustment, we will compute any withdrawal charge as if you had withdrawn that much less.

Other Charges

If you purchased an optional benefit Rider, we will deduct the applicable charges for that benefit proportionally from each of your Investment Options, including the Fixed Investment Options, based on your value in each. We list these charges below:

OPTIONAL BENEFIT RIDER CHARGES1 (AS A PERCENTAGE OF YOUR CONTRACT'S TOTAL VALUE UNLESS OTHERWISE STATED)

                                     DECLARATION         PATRIOT        REVOLUTION ACCESS   REVOLUTION EXTRA   REVOLUTION VALUE
                                  VARIABLE ANNUITY   VARIABLE ANNUITY    VARIABLE ANNUITY   VARIABLE ANNUITY   VARIABLE ANNUITY
                                  ----------------   ----------------   -----------------   ----------------   ----------------
Accidental Death Benefit Rider          0.10%             0.10%            Not Offered         Not Offered        Not Offered

Accumulated Value Enhancement        Not Offered        Not Offered       Maximum: 1.00%     Maximum: 1.00%     Maximum: 1.00%
("CARESolutions Plus") Rider(2)                                           Current: 0.40%      Curent: 0.35%     Current: 0.35%
(as a percentage of your
initial Purchase Payment)

Earnings Enhancement                 Not Offered        Not Offered           0.25%              0.25%               0.25%
("Beneficiary Tax Relief")
Death Benefit Rider

Enhanced "Stepped Up"                   0.15%             0.15%            Not Offered         Not Offered        Not Offered
Death Benefit Rider

Enhanced Death Benefit Rider(3)      Not Offered        Not Offered           0.25%              0.25%               0.25%

Guaranteed Retirement Income         Not Offered        Not Offered           0.30%              0.30%               0.30%
Benefit Rider(4)

Nursing Home Waiver(4)                  0.05%             0.05%            Not Offered         Not Offered        Not Offered

Waiver of Withdrawal Charge          Not Offered        Not Offered        Not Offered           0.10%               0.10%
("CARESolutions") Rider(5)

(1) Charges for optional benefit Riders are assessed monthly. The monthly charge is 1/12 of the annual charge shown in this table.

(2) This Rider is available only if you purchased the Waiver of Withdrawal Charge Rider as well. We do not currently impose the maximum charge shown, but reserve the right to do so on a uniform basis for all Accumulated Value Enhancement Riders issued in the same state.

(3) In certain states (and for Riders issued prior to May 1, 2002), the rate for Enhanced Death Benefit Rider may be lower than the amount shown.

(4)  This Rider was not available for Contracts issued after April 30, 2004.

(5) The charge shown is a percentage of that portion of your Contract's total value attributable to Purchase Payments that are still subject to withdrawal charges

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and Partial Withdrawals

Prior to your Contract's Maturity Date, if the Annuitant is living, you may:


     -    surrender your Contract for a cash payment of its Surrender Value; or


     -    make a partial withdrawal of the surrender value.

Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "X. Federal Tax Matters." Among other things, if you make a full surrender or partial withdrawal from your Contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise. When you take a partial withdrawal, we deduct any applicable withdrawal charge as a percentage of the total amount withdrawn. We take any applicable withdrawal charge from the amount remaining in a Contract after we process the amount you request.

Without our prior approval, you may not make a partial withdrawal:

     -    for an amount less than $100; or

     - if the remaining total value of your Contract would be less than $1,000.

We reserve the right to terminate your Contract if the value of your Contract becomes zero. You generally may not make any surrenders or partial withdrawals once we begin making payments under an Annuity Option. FOR DECLARATION AND PATRIOT VARIABLE ANNUITIES ONLY: if your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals.

Your request to surrender your Contract or to make a partial withdrawal becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of regular trading for the day on the New York Stock Exchange. Usually this is 4:00 p.m., Eastern Time. If we receive a request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.


IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax, withdrawal charges. If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit rider then available.



TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix E: "Qualified Plan Types").


Signature Guarantee Requirements for Surrenders and Partial Withdrawals:

We require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:

     - you are requesting that we mail the amount withdrawn to an alternate address; or

     - you have changed your address within 30 days of the withdrawal request; or

     -    you are requesting a withdrawal in the amount of $100,000 or greater.

We must receive the original signature guarantee on your withdrawal request. We will not accept copies or facsimiles of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.

Nursing Home Waiver of Withdrawal Charge

(Applicable only to the Declaration and Patriot Variable Annuities) If you own a Declaration or Patriot Contract, you have may purchased an optional nursing home waiver of withdrawal charge Rider when you applied for your Contract, as permitted by state law. If you purchased this Rider, we will waive the withdrawal charges on any withdrawals, provided all the following conditions apply:

     - You become confined to a nursing home beginning at least 90 days after we issue your Contract.

     - You remain in the nursing home for at least 90 consecutive days and receive skilled nursing care.

     - We receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility.

     -    Your confinement is prescribed by a doctor and medically necessary.

At the time of application, you could not purchase this Rider if (1) you were older than 75 years at application or (2) in most states, if you were confined to a nursing home within the past two years at application.

Waiver of Withdrawal Charge Rider

(Applicable only to Revolution Extra and Revolution Value Variable Annuities)

If you own a Revolution Extra or Revolution Value Contract, you may have purchased an optional waiver of withdrawal charge Rider when you applied for your Contract, as permitted by state law. The "covered persons" under the Rider are the Owner and the Owner's spouse, unless the Owner is a trust. If the Owner is a trust, the "covered persons" are the Annuitant and the Annuitant's spouse.

Under this Rider, we will waive withdrawal charges on any withdrawals, if all the following conditions apply to a "covered person":

     - a covered person becomes confined to a nursing home beginning at least 30 days after we issue your Contract;

     - such covered person remains in the nursing home for at least 90 consecutive days receiving nursing care; and

     - the covered person's confinement is prescribed by a doctor and medically necessary because of a covered physical or mental impairment.

In addition, depending on your state, the Rider may also provide for a waiver of withdrawal charges if a covered person has been diagnosed with a chronic, critical or terminal illness to the extent so provided in the Rider.

At the time of application, you could not purchase this Rider: (1) if either of the covered persons was older than 74 years at application or (2) in most states, if either of the covered persons was confined to a nursing home within the past two years at application.

There is a charge for this Rider, as set forth in the Fee Tables. This Rider (and the related charges) will terminate on the Contract's Maturity Date, upon your surrendering the Contract, or upon your written request that we terminate it.

For a more complete description of the terms and conditions of this benefit, you should refer directly to the Rider. We will provide you with a copy on request. In certain marketing materials, this Rider may be referred to as "CARESolutions".


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

If you purchased this Rider:

     - you and your immediate family will also have access to a national program designed to help the elderly maintain their independent living by providing advice about an array of eldercare services available to seniors; and

     - you will have access to a list of long-term care providers in your area who provide special discounts to persons who belong to the national program.


You should carefully review the tax considerations for optional benefit Riders under "X. Federal Tax Matters". For a more complete description of the terms and conditions of this benefit, you should refer directly to the Rider. We will provide you with a copy on request.


Systematic Withdrawal Plan

Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your Contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable Investment Option in the ratio that the value of each bears to the total value of your Contract. Each systematic withdrawal is subject to any market value adjustment or withdrawal charge (WITHDRAWAL CHARGE NOT APPLICABLE TO REVOLUTION ACCESS VARIABLE ANNUITIES) that would apply to an otherwise comparable non-systematic withdrawal. See "How Will the Value of My Investment in the Contract Change Over Time?" and "What Fees and Charges Will be Deducted from My Contract?" The same tax consequences also generally will apply.

The following conditions apply to systematic withdrawal plans:

     -    the amount of each systematic withdrawal must equal at least $100;

     - if the amount of each withdrawal drops below $100 or the total value of your Contract becomes less than $5,000, we will suspend the plan and notify you;

     -    you may cancel the plan at any time;

     - we reserve the right to modify the terms or conditions of the plan at any time without prior notice.

Telephone Withdrawals

If you complete a separate authorization form, you may make requests to withdraw a portion of your Contract Value by telephone. We reserve the right to impose maximum withdrawal amount and procedural requirements regarding this privilege. For additional information regarding telephone procedures, see "Telephone and Facsimile Transactions" in this Prospectus.

WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?

Death Benefits - In General


The Contracts described in this Prospectus generally provide for distribution of death benefits if you die before a Contract's Maturity Date. The minimum death benefits provided under the Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner (or Annuitant) on the date of issue. We may pay death benefits in some cases on the Annuitant's death, instead of the Owner's death, if the Annuitant predeceases the Owner. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.


Distribution Requirements Following Death of Owner


If you did not purchase your Contract under a tax qualified plan, the Code requires that the following distribution provisions apply if you die. We summarize these provisions (and the effect of spousal continuation) below. If your Contract has joint Owners, these provisions apply upon the death of the first to die.


If you die before annuity payments have begun, and:

     - if the Contract's designated Beneficiary is your surviving spouse, your spouse may continue the Contract in force as the Owner. In that case:

     - under DECLARATION and PATRIOT Contracts, we will not pay a death benefit but the total value of your Contract will equal the death benefit that would have been payable, excluding amounts payable under any optional benefit Riders; and


     - under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, we will not pay a death benefit but the total value of your Contract will equal the death benefit that would have been payable, including amounts payable under any optional benefit Riders; and



     - under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, your spouse may elect to add or continue any optional death benefit Riders under his or her name, subject to our then current underwriting standards and the deduction of Rider charges at our then current rates. For purposes of calculating the amount of your spouse's death benefit, we will treat the total value of your Contract (including any step-up in value) as the initial Purchase Payments and the date the Rider is added or continued as the Rider's date of issue;

     - under PATRIOT, DECLARATION, REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, any additional amount that we credit to your Contract will be allocated to the Investment Options in the same ratio as the investment allocations held at the time of death and will not be subject to any future surrender or withdrawal charges. If your spouse makes any additional Purchase Payments (and if there are any unliquidated Purchase Payments at the time of your death), however, they will be subject to future surrender or withdrawal charges as provided in your Contract;


     - if the Beneficiary is not your surviving spouse or if the Beneficiary is your surviving spouse but chooses not to continue the Contract, the "entire interest" (as discussed below) in a Contract on the date of your death must be:


     -    paid out in full within five years of your death; or



     - applied in full towards the purchase of a life annuity on the Beneficiary, or for a similar benefit payable over a period not extending beyond the life expectancy of the Beneficiary, with payments commencing within one year of your death.



Your "entire interest" in a REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contract, as issued in most states, equals the standard death benefit (or any enhanced death benefit) for the Contract on the date of your death. If an Earnings Enhancement benefit Rider is then in force, the "entire interest" in most states will also include any Earnings Enhancement death benefit amount that may then be payable. Your "entire interest" in a DECLARATION or PATRIOT Contract on the date of your death, if you are the last surviving Annuitant as well as the Owner, equals the death benefit that then becomes payable. If you are the Owner of a DECLARATION or PATRIOT Contract (or an owner of a REVOLUTION ACCESS, REVOLUTION EXTRA or REVOLUTION VALUE Contract in certain states such as IL or
MN) but not the last surviving Annuitant, the "entire interest" equals:



     - the surrender value if paid out in full within five years of your death; or



     - the total value of your Contract applied in full towards the purchase of a life annuity on the Beneficiary, or for a similar benefit payable over a period not extending beyond the life expectancy of the Beneficiary, with payments commencing within one year of your death.


YOU SHOULD REVIEW YOUR CONTRACT CAREFULLY TO DETERMINE THE "ENTIRE INTEREST" THAT WILL BE DISTRIBUTED UPON AN OWNER'S DEATH.

If you die on or after annuity payments have begun:

     - any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

The Code imposes very similar distribution requirements on Contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

Death Benefits Following Death of Annuitant


Under DECLARATION and PATRIOT Contracts, if the Annuitant dies before your Contract's date of maturity, we will pay a standard death benefit, unless you have elected an enhanced death benefit Rider. Under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, our payment of the "standard" death benefit, and any enhanced death benefits, depends on the form of ownership and whether there is one Annuitant or joint Annuitants:



     - If your Contract is owned by a single natural person and has a single Annuitant, the death benefit is payable on the earlier of the Owner's death and the Annuitant's death.



     - If your Contract is owned by a single natural person and has joint Annuitants, the death benefit is payable on the earliest of the Owner's death (whether or not the Owner is also an Annuitant) and the last Annuitant's death.



     - If your Contract is owned by joint Owners and has a single Annuitant, the death benefit is payable on the earliest of the first Owner's death (whether or not the Owner is also an Annuitant) and the Annuitant's death.



     - If your Contract is owned by joint Owners and has joint Annuitants, the death benefit is payable on the earliest of the first Owner's death (whether or not the Owner is also an Annuitant) and the last Annuitant's death.



In certain states, such as IL and MN, the death benefit under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts is payable only upon an Annuitant's death. YOU SHOULD REVIEW YOUR CONTRACT CAREFULLY TO DETERMINE WHEN A "STANDARD" DEATH BENEFIT IS PAYABLE.



If your PATRIOT, DECLARATION, REVOLUTION ACCESS, REVOLUTION EXTRA or REVOLUTION VALUE Contract has joint Owners, each Owner will automatically be deemed to be the Beneficiary of the other. This means that any death benefit payable upon the death of one owner will be paid to the other owner. In that case, any other Beneficiary you have named would receive the death benefit only if neither joint owner remains alive at the time the death benefit becomes payable.


Standard Death Benefit

The standard death benefit under Declaration, Patriot, Revolution Access, Revolution Extra and Revolution Value Contracts is the greater of:


     - the total value of your Contract, adjusted by any then-applicable market value adjustment; or


     - the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges.

Enhanced Death Benefit Riders

We offered several optional death benefit Riders under DECLARATION, PATRIOT, REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts that, depending on state availability and our underwriting rules, were available to you at the time you purchased your Contract. For an extra fee, these optional death benefit Riders may enhance the standard death benefit payable under your Contract, subject to the terms and limitations contained in the Rider.


Under DECLARATION and PATRIOT Contracts, we offered a "Stepped-up" death benefit Rider and an "Accidental Death Benefit" Rider to applicants under age 80 at the time of purchase. Under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, we offered an "Enhanced" death benefit Rider if each owner and each Annuitant was under age 80 at the time of purchase. We also offered an "Earnings Enhancement" death benefit Rider to purchasers of REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts if each Owner and each Annuitant was under age 75 at the time of purchase. The "Earnings Enhancement" death benefit Rider was not available, however, to Contracts issued in connection with tax-qualified plans.


We provide a general description of each of these Riders in Appendix C to this Prospectus.

Calculation and Payment of Death Benefit Value

We calculate the death benefit value as of the day we receive, in proper order at the Annuities Service Center:


     -    proof of death before the Contract's date of maturity; and


     -    any required instructions as to method of settlement.


We will generally pay the death benefit in a "lump-sum" under our current administrative procedures to the Beneficiary you chose, unless:



     - the death benefit is payable because of the Owner's death, the designated Beneficiary is the Owner's spouse, and he or she elects to continue the Contract in force; or



     - an optional method of settlement is in effect. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than the minimum stated in your Contract (in most states, $5,000), we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity Options".


WHAT OTHER OPTIONAL BENEFITS MAY HAVE BEEN AVAILABLE TO ME UNDER A CONTRACT?

(APPLICABLE ONLY TO REVOLUTION ACCESS, REVOLUTION EXTRA AND REVOLUTION VALUE VARIABLE ANNUITIES)

Accumulated Value Enhancement Benefit

If you elected this benefit when you purchased a Contract, we will make a contribution to the total value of the Contract on a monthly basis if the covered person (who must be an Owner and the Annuitant):


     - is unable to perform at least 2 activities of daily living without human assistance or has a cognitive impairment; and


     -    is receiving certain qualified services described in the Rider.

The amount of the contribution (called the "Monthly Benefit") is shown in the specifications page of the Contract. However, the benefit contains an inflation protection feature that will increase the Monthly Benefit by 5% each year after the 7th Contract Year. The specifications page of the Contract also contains a limit on how much the total value of the Contract can be increased by this benefit (the "benefit limit"). The Rider must be in effect for 7 years before any increase will occur.


You could only elect this benefit when you applied for the Contract, if it was then available in your state. Under our current administrative rules, the Monthly Benefit (without regard to the inflation protection feature) is equivalent to 1% of your initial Purchase Payment, up to a maximum Purchase Payment of $300,000. We may reduce this $300,000 limit further, however, if you own additional annuity contracts issued by JHVLICO and its affiliates that provide a similar benefit. The $300,000 limit applies only to the calculation of the Monthly Benefit under the accumulated value enhancement Rider. (See "Limits on Purchase Payments" for a general description of other Purchase Payment limits under the Contract).


You could not have elected this Rider unless you also elected the waiver of withdrawal charge Rider. There is a monthly charge for this benefit as described in the Fee Tables.

The Rider will terminate if the Contract terminates, if the covered person dies, if the benefit limit is reached, if the Owner is the covered person and the ownership of the Contract changes, or if, before annuity payments start, the total value of the Contract falls below an amount equal to 25% of your initial Purchase Payment. You may cancel the Rider by written notice at any time. The Rider charge will terminate when the Rider terminates.

If you choose to continue the Rider after the Contract's Maturity Date, charges for the Rider will be deducted from annuity payments and any Monthly Benefit for which the covered person qualifies will be added to the next annuity payment.

In certain marketing materials, this Rider may have been referred to as "CARESolutions Plus."

You should carefully review the tax considerations for optional benefit Riders under "X. Federal Tax Matters" in this Prospectus.


Guaranteed Retirement Income Benefit

CONTRACTS ISSUED BEFORE MAY 1, 2004 MAY HAVE BEEN ISSUED WITH GUARANTEED RETIREMENT INCOME BENEFIT RIDER:

If you elected this benefit, we will guarantee the amount of annuity payments you receive, if the following conditions are satisfied:

     - The Maturity Date must be within the 30 day period following a Contract anniversary.

     - If the Annuitant was age 45 or older on the date of issue, the Contract must have been in effect for at least 10 Contract Years on the Maturity Date and the Maturity Date must be on or after the Annuitant's 60th birthday and on or before the Annuitant's 90th birthday.

     - If the Annuitant was less than age 45 on the date of issue, the Contract must have been in effect for at least 15 Contract Years on the Maturity Date and the Maturity Date must be on or before the Annuitant's 90th birthday.

If your Contract was issued with this Rider, you need not choose to receive the guaranteed income benefit that it provides. Rather, unless and until such time as you exercise your option to receive a guaranteed income benefit under this Rider, you will continue to have the option of exercising any other right or option that you would have under the Contract (including withdrawal and annuity payment options) if the Rider had not been added to it.


If you decided to add this Rider to your Contract, and if you ultimately decide to take advantage of the guaranteed income it provides, we will automatically provide that guaranteed income in the form of fixed payments under our "Option
A: life annuity with payments for guaranteed period" described below under "Annuity Options." The guaranteed period will automatically be a number of years that the Rider specifies, based on the Annuitant's age at the annuity date and whether your Contract is purchased in connection with a tax-qualified plan. (These specified periods range from 5 to 10 years.) You will have no discretion to vary this form of payment, if you choose the guaranteed income benefit under this Rider.


We guarantee that the amount you can apply to this annuity payment option will be at least equal to the amount of each Purchase Payment you have paid, accumulated at the rate(s) specified in the Contract, but adjusted for any partial withdrawals you have taken. The accumulation rates differ between (a) Contract Value allocated to a Fixed Investment Option or Money Market Investment Option (currently 4%) and (b) Contract Value allocated to all other Variable Investment Options (currently 5%). Withdrawals reduce the accumulated amount in direct proportion to the percentage of Contract Value that was reduced by the withdrawal (including any withdrawal charges). After a withdrawal, the accumulation rate(s) will only be applied to the remaining accumulated amount. If your total Contract Value is higher than the amount we guarantee, we will apply the higher amount to the annuity payment option instead of the guaranteed amount.

There is a monthly charge for this Rider as described in the Fee Tables. The Rider (and the related charges) automatically terminate if your Contract is surrendered or the Annuitant dies. After you've held your Contract for 10 years, you can terminate the Rider by written request.

CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. To have canceled your Contract, you would have delivered or mailed it to us or to the the JHVLICO representative who delivered the Contract to you.

In most states, you would have received a refund equal to the total value of your Contract on the date of cancellation, minus the extra credit deduction (APPLICABLE ONLY TO REVOLUTION EXTRA VARIABLE ANNUITY CONTRACTS, as defined below), adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you would have paid. The date of cancellation would have been the date we receive the Contract.

The "extra credit deduction" is equal to the lesser of (1) the portion of the total value of your Contract that is attributable to any extra credits and (2) the amount of all extra credits. Thus, you would have received any gain and we would have borne any loss on extra credits if you returned your Contract within the time period specified above.

       V. General Information about Us, the Separate Account and the Funds


THE COMPANY

We are John Hancock Variable Life Insurance Company, a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts 02117. We also have an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia.


We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117.


Our financial ratings are as follows:


     AAA Standard & Poor's
     Extremely strong financial security characteristics; 1st category of 21


     A++ A.M. Best
     Superior companies have a very strong ability to meet their obligations; 1st category of 16


     AA+ Fitch
     Very strong capacity to meet policyholder and contract obligations; 2nd category of 24





     Aa2 Moody's
     Excellent in financial strength; 3rd category of 21

These ratings are current as of the date of this Prospectus and are subject to change. They are assigned as a measure of our ability to honor any guarantees provided by the Contract and any applicable optional Riders but not specifically to our products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

THE SEPARATE ACCOUNT

We use our Separate Account to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contract. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through John Hancock Variable Annuity Account JF ("Separate Account"). We hold the Fund's shares in a "sub-account" (usually with a name similar to that of the corresponding Fund).

The Company established John Hancock Variable Annuity Account JF under Massachusetts law. The Separate Account's assets, including the Funds' shares, belong to JHVLICO. Each Contract provides that amounts we hold in the Separate Account pursuant to the Contracts cannot be reached by any other persons who may have claims against us.

The income, gains and losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to the Company's other income, gains, or losses. Nevertheless, all obligations arising under the Company's Contracts are general corporate obligations of the Company. Assets of our Separate Accounts may not be charged with liabilities arising out of any Company's business.

We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

The Separate Accounts are registered as unit investment trusts under the Investment Company Act of 1940 ("1940 Act"). Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If we determine that it would be in the best interests of persons having voting rights under the Contracts, the Separate

Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


THE FUNDS


When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in NAV shares of a corresponding Fund of John Hancock Trust.



THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.



Investment Management



The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.



The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.



The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Fund or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.


     - If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


Fund Expenses



The table in the Fee Tables section of the Prospectus shows the investment management fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select.



The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. Any such payments do not, however, result in any charge to you in addition to what is shown in the Fee Table. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.



Fund Investment Objective and Strategies



You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST


(We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund)    AVAILABLE ON:

CAPITAL GUARDIAN TRUST COMPANY
   Overseas Equity Trust                Seeks long-term capital appreciation. To do   Revolution Access
                                        this, the Fund invests at least 80% of its    Revolution Extra
                                        net assets in equity securities of a          Revolution Value
                                        diversified mix of large established and      Patriot
                                        medium-sized foreign companies located        Declaration
                                        primarily in developed countries (outside
                                        of the U.S.) and, to a lesser extent, in
                                        emerging markets.

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust             Seeks growth of capital. To do this, the      Revolution Access
                                        Fund invests at least 80% of its net assets   Revolution Extra
                                        in companies that are principally engaged     Revolution Value
                                        in financial services.                        Patriot
                                                                                      Declaration

DECLARATION MANAGEMENT & RESEARCH LLC
   Active Bond Trust (1)                Seeks income and capital appreciation. To     Revolution Access
                                        do this, the Fund invests at least 80% of     Revolution Extra
                                        its net assets in a diversified mix of debt   Revolution Value
                                        securities and instruments with maturity      Patriot
                                        durations of approximately 4 to 6 years.      Declaration

   Bond Index Trust B                   Seeks to track the performance of the         Revolution Access
                                        Lehman Brothers Aggregate Bond Index(2)       Revolution Extra
                                        (which represents the U.S. investment grade   Revolution Value
                                        bond market). To do this, the Funds will      Patriot
                                        invest at least 80% of their net assets in
                                        securities listed in the Lehman Brothers
                                        Aggregate Bond Index.(2)

   Short-Term Bond Trust                Seeks income and capital appreciation. To     Revolution Access
                                        do this, the Fund invests at least 80% of     Revolution Extra
                                        its net assets in a diversified mix of debt   Revolution Value
                                        securities and instruments with an average    Patriot
                                        credit quality rating of "A" or "AA" and a
                                        weighted average effective maturity between
                                        one and three years, and no more than 15%
                                        of the Fund's net assets will be invested
                                        in high yield bonds.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")
   Real Estate                          Seeks to achieve a combination of long-term   Revolution Access
   Securities Trust                     capital appreciation and current income. To   Revolution Extra
                                        do this, the Fund invests at least 80% of     Revolution Value
                                        its net assets in equity securities of        Patriot
                                        REITs and real estate companies.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   Managed Trust (3)                    Seeks income and long-term capital            Revolution Access
                                        appreciation. To do this, the Fund invests    Revolution Extra
                                        primarily in a diversified mix of common      Revolution Value
                                        stocks of large capitalization U.S.           Patriot
                                        companies and bonds with an overall
                                        intermediate term average maturity.

INDEPENDENCE INVESTMENT LLC
   Growth & Income Trust                Seeks income and long-term capital            Revolution Access
   (formerly, Growth & Income II        appreciation. To do this, the Fund invests    Revolution Extra
   Trust)                               at least 65% of its total assets in a         Revolution Value
                                        diversified mix of common stocks of large     Patriot
                                        U.S. companies that have improving            Declaration
                                        fundamentals and attractive valuations.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust           Seeks long-term growth of capital. To do      Revolution Access
                                        this, the Fund invests at least 65% of its    Revolution Extra
                                        total assets in equity and equity-related     Revolution Value
                                        securities of companies that exceed $1        Patriot
                                        billion in market capitalization and have
                                        above-average growth prospects.

                               JOHN HANCOCK TRUST


(We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund)    AVAILABLE ON:

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   500 Index Trust B                    Seeks to approximate the aggregate total      Revolution Access
                                        return of abroad U.S. domestic equity         Revolution Extra
                                        market index. To do this, the Fund invests    Revolution Value
                                        at least 80% of its net assets in the         Patriot
                                        common stocks in the S&P 500 Index(4) and     Declaration
                                        securities that as a group will behave in a
                                        manner similar to the index.

   Mid Cap Index Trust                  Seeks to approximate the aggregate total      Revolution Access
                                        return of a mid cap U.S. domestic equity      Revolution Extra
                                        market index. To do this, the Fund invests    Revolution Value
                                        at least 80% of its net assets in the
                                        common stocks in the S&P Mid Cap 400
                                        Index(4) and securities that as a group
                                        behave in a manner similar to the index.

   Money Market Trust B                 Seeks to obtain maximum current income        Revolution Access
                                        consistent with preservation of principal     Revolution Extra
                                        and liquidity. To do this, the Funds invest   Revolution Value
                                        in high quality, U.S. dollar denominated      Patriot
                                        money market instruments.                     Declaration

   Small Cap Index Trust                Seeks to approximate the aggregate total      Revolution Access
                                        return of as mall cap U.S. domestic equity    Revolution Extra
                                        market index. To do this, the Fund invests    Revolution Value
                                        at least 80% of its net assets in the
                                        common stocks in the Russell 2000 Index(5)
                                        and securities that as a group behave in a
                                        manner similar to the index.

   Total Stock Market Index Trust       Seeks to approximate the aggregate total      Revolution Access
                                        return of abroad U.S. domestic equity         Revolution Extra
                                        market index. To do this, the Fund invests    Revolution Value
                                        at least 80% of its net assets in the
                                        common stocks in the Dow Jones Wilshire
                                        5000 Index(6) and securities that as a
                                        group will behave in a manner similar to
                                        the index.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust                    Seeks maximum total return, consistent with   Revolution Access
                                        preservation of capital and prudent           Revolution Extra
                                        investment management. To do this, the Fund   Revolution Value
                                        invests at least 80% of its net assets in     Patriot
                                        fixed income instruments, futures contracts
                                        (including related options) with respect to
                                        such securities and options on such
                                        securities.

   Total Return Trust                   Seeks maximum total return, consistent with   Revolution Access
                                        preservation of capital and prudent           Revolution Extra
                                        investment management. To do this, the Fund   Revolution Value
                                        invests at least 65% of its total assets in
                                        a diversified fund of fixed income
                                        instruments of varying maturities.

SSGA FUNDS MANAGEMENT, INC.
   International Equity Index Trust B   Seeks to track the performance of             Revolution Access
                                        abroad-based equity index of foreign          Revolution Extra
                                        companies primarily in developed countries    Revolution Value
                                        and, to a lesser extent, in emerging market   Patriot
                                        countries. To do this, the Fund invests at
                                        least 80% of its assets in securities
                                        listed in the Morgan Stanley Capital
                                        International All CountryWorld Excluding
                                        U.S. Index.(7)

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust               Seeks to provide long-term growth of          Revolution Access
                                        capital. Current income is a secondary        Revolution Extra
                                        objective. To do this, the Fund invests at    Revolution Value
                                        least 80% of its net assets in the common     Patriot
                                        stocks of large and medium-sized blue chip
                                        growth companies that are well established
                                        in their industries.

                               JOHN HANCOCK TRUST


(We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund)    AVAILABLE ON:

   Equity-Income Trust                  Seeks to provide substantial dividend         Revolution Access
                                        income and also long-term capital             Revolution Extra
                                        appreciation. To do this, the Fund invests    Revolution Value
                                        at least 80% of its net assets in equity      Patriot
                                        securities, with 65% in common stocks of
                                        well-established companies paying
                                        above-average dividends.

   Health Sciences Trust                Seeks long-term capital appreciation. To do   Revolution Access
                                        this, the Fund invests at least 80% of its    Revolution Extra
                                        net assets in common stocks of companies      Revolution Value
                                        engaged in the research, development,
                                        production, or distribution of products or
                                        services related to health care, medicine,
                                        or the life sciences.

   Mid Value Trust                      Seek long-term capital appreciation. To do    Revolution Access
                                        this, the Fund invests at least 80% of its    Revolution Extra
                                        net assets in a diversified mix of common     Revolution Value
                                        stocks of mid size U.S. companies that are    Patriot
                                        believed to be undervalued by various
                                        measures and offer good prospects for
                                        capital appreciation.

WELLINGTON MANAGEMENT COMPANY, LLP
   Mid Cap Stock Trust                  Seeks long-term growth of capital. To do      Revolution Access
                                        this, the Fund invests at least 80% of its    Revolution Extra
                                        net assets in equity securities of            Revolution Value
                                        medium-sized companies with significant
                                        capital appreciation potential.

   Small Cap Growth Trust               Seeks long-term capital appreciation. To do   Revolution Access
                                        this, the Fund will invest at least 80% of    Revolution Extra
                                        its net assets in small-cap companies that    Revolution Value
                                        are believed to offer above-average           Patriot
                                        potential for growth in revenues and          Declaration
                                        earnings.

   Small Cap Value Trust                Seeks long-term capital appreciation. To do   Revolution Access
                                        this, the Fund will invest at least 80% of    Revolution Extra
                                        its net assets in small-cap companies that    Revolution Value
                                        are believed to be undervalued.

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust                     Seeks to realize an above-average total       Revolution Access
                                        return over a market cycle of three to five   Revolution Extra
                                        years, consistent with reasonable risk. To    Revolution Value
                                        do this, the Fund invests at least 80% of     Patriot
                                        its net assets in high yield securities,
                                        including corporate bonds, preferred stocks
                                        and U.S. Government and foreign securities.



(1) The Active Bond Trust is subadvised by Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC.



(2) Lehman Brothers provides the Lehman Brothers Global Aggregate Index. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Lehman Brothers, nor does it make any representation regarding the advisability of investing in the Trust.



(3) The Managed Trust is subadvised by Grantham, Mayo,Van Otterloo & Co. LLC and Declaration Management & Research LLC.



(4) "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. . None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Standard & Poor's(R) was from $1.42 billion to $410.66 billion; for the Standard & Poor's 500(R) $1.42 billion to $410.66 billion and; for the S&P Mid Cap 400(R) $590 million to $12.5 billion.



(5) Russell 2000(R) is a trademark of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Russell 2000(R) was from $38 million to $3.75 billion.



(6) "Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Wilshire 5000 was from $38 million to $410.66 billion.



(7) MSCI All Country World ex-US Index(SM) is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2007 the mid cap range was from $37 million to $244.4 billion.

                          VI. Fixed Investment Options


All of JHVLICO's general assets (discussed above) support its obligations under the Fixed Investment Options (as well as all of its other obligations and liabilities). To hold the assets that support primarily the Fixed Investment Options, we have established a "non-unitized" separate account. With a non-unitized separate account, you have no interest in or preferential claim on any of the assets held in the account. The investments we purchase with amounts you allocated to the Fixed Investment Options belong to us; any favorable investment performance on the assets allocated to the Fixed Investment Options belongs to us. Instead, you earn interest at the guaranteed interest rate of the Fixed Investment Option you selected, provided that you don't surrender, transfer, or withdraw your assets prior to the end of your selected Fixed Investment Option.

HOW THE FIXED INVESTMENT OPTIONS WORK

Amounts you allocate to the Fixed Investment Options earn interest at a guaranteed rate commencing with the date of allocation. At the expiration of the Fixed Investment Option, we will automatically transfer its total value to a Money Market Variable Investment Option under your Contract, unless you elect to:

          -    withdraw all or a portion of any such amount from the Contract;

          - allocate all or a portion of such amount to a new Fixed Investment Option or periods of the same or different duration as the expiring Fixed Investment Option; or

          - allocate all or a portion of such amount to one or more of the Variable Investment Options.

You must notify us of any such election, by mailing a request to us at the Annuities Service Center at least 30 days prior to the end of the expiring Fixed Investment Option. We will notify you of the end of the Fixed Investment Option at least 30 days prior to its expiration. The first day of the new Fixed Investment Option or other reallocation will begin the day after the end of the expiring Fixed Investment Option.

We currently make available Fixed Investment Options with durations of five years. For Contracts issued before September 30, 2002, however, we may permit you to select different durations. If you select any Fixed Investment Option with a duration that extends beyond your Contract's Maturity Date, your maturity date will automatically be changed to the Annuitant's 95th birthday (or a later date, if we approve). We reserve the right to add or delete Fixed Investment Options for new allocations to or from those that are available at any time.

GUARANTEED INTEREST RATES

Each Fixed Investment Option has its own guaranteed interest rate. We may, at our discretion, change the guaranteed rate for future Fixed Investment Options. These changes will not affect the guaranteed rates being paid on Fixed Investment Options that have already commenced. Each time you allocate or transfer money to a Fixed Investment Option, a new Fixed Investment Option, with a new interest rate, begins to run with respect to that amount. The amount allocated or transferred earns a guaranteed rate that will continue unchanged until the end of that period.

We make the final determination of guaranteed rates and Fixed Investment Options to be declared. We cannot predict or assure the level of any future guaranteed rates or the availability of any future Fixed Investment Options.

You may obtain information concerning the guaranteed rates applicable to the various Fixed Investment Options, and the durations of the Fixed Investment Options offered at any time by calling the Annuities Service Center.

CALCULATION OF MARKET VALUE ADJUSTMENT ("MVA")

If you withdraw, surrender, transfer, or otherwise remove money from a Fixed Investment Option prior to its expiration date, we will apply a market value adjustment.

A market value adjustment also generally applies to:

          -    death benefits pursuant to your Contract;

          -    amounts you apply to an Annuity Option; and

          -    amounts paid in a single sum in lieu of an annuity.


The market value adjustment increases or decreases your remaining value in the Fixed Investment Option. If the value in that Fixed Investment Option is insufficient to pay any negative MVA, we will deduct any excess from the value in your other Investment Options pro-rata based on the value in each. If there is insufficient value in your other Investment Options, we will in no event pay out more than the surrender value of the Contract.

Here is how the MVA works:

We compare:

          - the guaranteed rate of the Fixed Investment Option from which the assets are being taken WITH;

          - the guaranteed rate we are currently offering for Fixed Investment Options of the same duration as remains on the Fixed Investment Option from which the assets are being taken.

If the first rate exceeds the second by more than 1/2%, the market value adjustment produces an increase in your Contract's value.

If the first rate does not exceed the second by at least 1/2%, the market value adjustment produces a decrease in your Contract's value.

For this purpose, we consider that the amount withdrawn from the Fixed Investment Option includes the amount of any negative MVA and is reduced by the amount of any positive MVA.

The mathematical formula and sample calculations for the market value adjustment appear in Appendix A.

WHAT ADDITIONAL GUARANTEE APPLIES TO THE FIXED INVESTMENT OPTIONS UNDER MY CONTRACT?


JHVLICO's ultimate corporate parent, Manulife Financial Corporation ("MFC"), has guaranteed JHVLICO's obligations with respect to any Fixed Investment Options you elect (the "MFC Subordinated Guarantee"). The MFC Subordinated Guarantee will apply unless and until we notify you otherwise. (If we give you such notice, however, the MFC Subordinated Guarantee would remain in effect for all guarantee periods under the Fixed Investment Options that had already started, and would be inapplicable only to guarantee periods starting after the date of such notice.) The MFC Subordinated Guarantee does not relieve JHVLICO of any obligations under your Contract -- it is in addition to all of the rights and benefits that the Contract provides. There is no charge or cost to you for the MFC Subordinated Guarantee, and there are no disadvantages to you of having this additional guarantee.


John Hancock Financial Services, Inc. ("JHFS") guaranteed JHVLICO Fixed Investment Option guarantee periods that began prior to June 29, 2005 (the "JHFS Guarantee"). The JHFS Guarantee does not apply to Fixed Investment Option guarantee periods that began on or after June 29, 2005.

Under the rules of the United States Securities and Exchange Commission ("SEC"), the MFC Subordinated Guarantee relieves us of our obligation to file with the SEC annual, quarterly and current reports on Form 10-K, Form 10-Q and Form 8-K, respectively, and thereby saves us the expense of being an SEC reporting company. MFC is a company organized under the laws of Canada and its common shares are listed principally on the Toronto Stock Exchange and the New York Stock Exchange. MFC files with the SEC annual and current reports on Forms 40-F and 6-K, respectively. MFC's consolidated financial statements include information about JHFS and us in a footnote containing condensed consolidating financial information with separate columns for MFC, JHFS, JHVLICO and other subsidiaries of MFC, together with consolidating adjustments.

Similarly, we and JHFS implemented the JHFS Guarantee in order to save us the expenses of being a public company. JHFS was our ultimate corporate parent and a publicly-traded company that filed annual and quarterly reports with the SEC. In April 2004, JHFS was merged with a subsidiary of MFC.


WHAT ARE THE TERMS OF THE MFC SUBORDINATED GUARANTEE? MFC guarantees your full interest in any Fixed Investment Option. This means that, if we fail to honor any valid request to surrender, transfer, or withdraw any amount from a guarantee period, or fail to allocate amounts from a Fixed Investment Option to an Annuity Option when it is obligated to do so, MFC guarantees the full amount that you would have received, or value that you would have been credited with, had we fully met our obligations under your Contract with respect to such Fixed Investment Option. If we fail to pay any amount that becomes payable under the Contract upon the death of an owner or Annuitant, MFC guarantees the unpaid amount, up to the Contract Value in any Fixed Investment Option on the date of death, increased by any accrued but uncredited interest attributable thereto and increased by any upward market value adjustment that would have been payable upon any surrender of the Contract at that time (but not decreased by any negative market value adjustment). If we fail to make payment when due of any amount that is guaranteed by MFC, you could directly request MFC to satisfy our obligation, and MFC must do so. You would not have to make any other demands on us as a precondition to making a claim against MFC under the MFC Subordinated Guarantee.


The MFC Subordinated Guarantee constitutes an unsecured obligation of MFC as guarantor, and is subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC which by their terms are designated as ranking equally in right of payment with or subordinated to the MFC Subordinated Guarantee, and effectively rank senior to MFC's preferred and common shares.

HOW CAN I FIND ADDITIONAL INFORMATION ABOUT MFC? MFC is subject to the information requirements of the U.S. Securities Exchange Act of 1934, as amended (the "Exchange Act"), and, in accordance with the Exchange Act, files reports and other information with the SEC. Under a multi-jurisdictional disclosure system adopted by the United States and Canada, these reports and other information (including financial information) may be prepared in accordance with the disclosure requirements of Canada, which are different from those of the United States.

You may read and copy any reports, statements or other information filed by MFC at the SEC's Public Reference Room, Station Place, 100 F Street, N.E., Washington, D.C. 20549. Please call the SEC at 1-800-SEC-0330 for further information on the operation of the Public Reference Room. You can also inspect reports, proxy statements and other information about MFC at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10005.

You may also obtain copies of this information by mail from the Public Reference Section of the SEC, Station Place, 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates, or from commercial document retrieval services. The SEC maintains a website that contains reports, proxy statements and other information, including those filed by MFC, at http://www.sec.gov. You may also access the SEC filings and obtain other information about MFC through the website maintained by MFC, which is http://www.manulife.com. The information contained in that website is not incorporated by reference into this Prospectus.

MFC and JHVLICO filed a joint registration statement on Form F-3 with the SEC in respect of the MFC guarantee described in this Prospectus. This Prospectus is a part of that registration statement. As permitted by SEC rules, this Prospectus does not contain all the information you can find in the registration statement. The SEC allows MFC to "incorporate by reference" information into this Prospectus, which means that we can disclose important information to you by referring you to other documents filed separately with the SEC.

The information incorporated by reference is deemed to be part of this Prospectus, except for any information superseded by information in this Prospectus. These documents contain important information about the companies and their financial condition.

MFC incorporates by reference the documents listed below, which were filed with the SEC.


(a) MFC's Reports of Foreign Issuer on Form 6-K filed, March 28 and March 27, 2007; and



(b) MFC's Annual Report on Form 40-F for the year ended December 31, 2006, as filed on March 27, 2007.



(c) MFC's Annual Report on Form 40-F for the year ended December 31, 2005, as filed on March 23, 2006.


Copies of the documents incorporated in this Prospectus by reference may be obtained on request without charge from:

                         Manulife Financial Corporation
                            ATTN: Corporate Secretary
                          200 Bloor Street East, NT-10
                         Toronto, Ontario Canada M4W 1E5
                            Telephone: (416) 926-3000

Any annual reports on Form 20-F, Form 40-F or Form 10-K, any reports on Form 10-Q or Form 8-K, other than current reports furnished to the SEC pursuant to
Item 2.02 or Item 7.01 of Form 8-K, and any Form 6-K specifying that it is being incorporated by reference in this Prospectus, as well as all Prospectus supplements disclosing additional or updated information, filed by MFC with the SEC subsequent to the date of this Prospectus shall be deemed to be incorporated by reference into this Prospectus.

ANY STATEMENT CONTAINED IN THIS PROSPECTUS OR IN A DOCUMENT INCORPORATED OR DEEMED TO BE INCORPORATED BY REFERENCE IN THIS PROSPECTUS SHALL BE DEEMED TO BE MODIFIED OR SUPERSEDED FOR PURPOSES OF THIS PROSPECTUS TO THE EXTENT THAT A STATEMENT CONTAINED IN THIS PROSPECTUS OR IN ANY OTHER SUBSEQUENTLY FILED DOCUMENT WHICH ALSO IS OR IS DEEMED TO BE INCORPORATED BY REFERENCE IN THIS PROSPECTUS MODIFIES OR SUPERSEDES SUCH PRIOR STATEMENT. ANY STATEMENT OR DOCUMENT SO MODIFIED OR SUPERSEDED SHALL NOT, EXCEPT TO THE EXTENT SO MODIFIED OR SUPERSEDED, BE INCORPORATED BY REFERENCE AND CONSTITUTE A PART OF THIS PROSPECTUS.

YOU SHOULD RELY ON THE INFORMATION CONTAINED IN OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS OR ANY APPLICABLE PROSPECTUS SUPPLEMENT AND ON THE OTHER INFORMATION INCLUDED IN THE REGISTRATION STATEMENT OF WHICH THIS PROSPECTUS FORMS A PART. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT OR ADDITIONAL INFORMATION. WE ARE NOT MAKING AN OFFER OF THE MFC GUARANTEES COVERED BY THIS PROSPECTUS IN ANY JURISDICTION WHERE THE OFFER IS NOT PERMITTED BY LAW. YOU SHOULD NOT ASSUME THAT THE INFORMATION CONTAINED IN OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS OR ANY APPLICABLE PROSPECTUS SUPPLEMENT IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE ON THE FRONT OF THIS PROSPECTUS OR ANY APPLICABLE PROSPECTUS SUPPLEMENT, AS THE CASE MAY BE.


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                          VII. The Accumulation Period


YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS

Each Purchase Payment or transfer that you allocate to a Variable Investment Option purchases accumulation units of that Variable Investment Option. Similarly, each withdrawal or transfer that you take from a Variable Investment Option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                          dollar amount of transaction
                                   DIVIDED BY
               value of one accumulation unit for the applicable
                 Variable Investment Option at the time of such
                                   transaction

The value of each accumulation unit will change daily depending upon the investment performance of the Fund that corresponds to that Variable Investment Option and certain charges we deduct from such Investment Option. (See below under "Variable Investment Option Valuation Procedures.")

Therefore, at any time prior to the Maturity Date, the total value of your Contract in a Variable Investment Option can be computed according to the following formula:

                  number of accumulation units in the Variable
                               Investment Options
                                      TIMES
                     value of one accumulation unit for the
                  applicable Variable Investment Option at that
                                      time

YOUR VALUE IN THE FIXED INVESTMENT OPTIONS

On any date, the total value of your Contract in a Fixed Investment Option equals:

          - the amount of Purchase Payments or transferred amounts allocated to the Fixed Investment Option, MINUS

          - the amount of any withdrawals or transfers paid out of the Fixed Investment Option, MINUS

          - the amount of any negative market value adjustments resulting from such withdrawals or transfers, PLUS

          - the amount of any positive market value adjustments resulting from such withdrawals and transfers, MINUS


          - the amount of any charges and fees deducted from that Fixed Investment Option, PLUS


          - interest compounded daily on any amounts in the Fixed Investment Option from time to time at the effective annual rate of interest we have declared for that Fixed Investment Option.


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


                            VIII. The Annuity Period


Annuity payments are made to the Annuitant, if still living. If more than one Annuitant is living at the Maturity Date, the payments are made to the younger of them.

MATURITY DATE

Your Contract specifies the Maturity Date, when payments from one of our Annuity Options are scheduled to begin. You initially choose a Maturity Date when you complete your application for a Contract. Unless we otherwise permit, the Maturity Date must be:

          - at least 6 months after the date the first Purchase Payment is applied to your Contract; and

          - no later than the maximum age specified in your Contract (normally age 95).

Subject always to these requirements, you may subsequently change the Maturity Date. The Annuities Service Center must receive your new selection at least 31 days prior to the new Maturity Date, however. Also, if you are selecting or changing your Maturity Date for a Contract issued under a tax-qualified plan, special limits apply.

CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS

During the Annuity Period, the total value of your Contract must be allocated to no more than four Investment Options. During the Annuity Period, we do not offer the Fixed Investment Options. Instead, we offer annuity payments on a fixed basis as one Investment Option, and annuity payments on a variable basis for EACH Variable Investment Option.

We will generally apply (1) amounts allocated to the Fixed Investment Options as of the Maturity Date to provide annuity payments on a fixed basis and (2) amounts allocated to Variable Investment Options to provide annuity payments on a variable basis. If you are using more than four Investment Options on the Maturity Date, we will divide your Contract's value among the four Investment Options with the largest values (considering all Fixed Investment Options as a single option), pro-rata based on the amount of the total value of your Contract that you have in each.

We will make a market value adjustment to any remaining Fixed Investment Option amounts on the Maturity Date, before we apply such amounts to an annuity payment option. We will also deduct any premium tax charge.

Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

SELECTING AN ANNUITY OPTION

Each Contract provides, at the time of its issuance, for annuity payments to commence on the Maturity Date pursuant to Option A: "Life Annuity with Payments for a Guaranteed Period" for a 10 year period on a fixed basis (discussed under "Annuity Options".)

Prior to the Maturity Date, you may select a different Annuity Option. However, if the total value of your Contract on the Maturity Date is not at least $5,000, Option A: "Life Annuity with Payments for a Guaranteed Period" for the 10 year period will apply, regardless of any other election that you have made. You may not change the form of Annuity Option once payments commence.

If the initial monthly payment under an Annuity Option would be less than $50, we may make a single sum payment equal to the total surrender value of your Contract on the date the initial payment would be payable. Such single payment would replace all other benefits.

Subject to that $50 minimum limitation, your Beneficiary may elect an Annuity Option if:

          -    you have not made an election prior to the Annuitant's death;

          - the Beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

          - the Beneficiary notifies us of the election prior to the date the proceeds become payable.

VARIABLE MONTHLY ANNUITY PAYMENTS

We determine the amount of the first variable monthly payment under any Variable Investment Option by using the applicable annuity purchase rate for the Annuity Option under which the payment will be made. The Contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the Annuitant or other payee.

The amount of each subsequent variable annuity payment under that Variable Investment Option depends upon the investment performance of that Variable Investment Option.

Here's how it works:

          - We calculate the actual net investment return of the Variable Investment Option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

          - If that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

          - If the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

ASSUMED INVESTMENT RATE

The assumed investment rate for any variable portion of your annuity payments will be 3 1/2% per year, except as follows.

You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

TRANSFERS DURING THE ANNUITY PERIOD


Some transfers are permitted during the Annuity Period, but subject to different limitations than during the Accumulation Period. Once annuity payments on a variable basis have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of ANNUITY UNITS being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new sub-account selected. Once annuity payments begin, no transfers may be made from payments on a fixed basis to payments on a variable basis or from payments on a variable basis to payments on a fixed basis. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


FIXED MONTHLY ANNUITY PAYMENTS

The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the Annuity Option selected. To determine such dollar amounts we first, in accordance with the procedures described above, calculate the amount to be applied to the FIXED ANNUITY Option as of the Maturity Date. We then subtract any applicable premium tax charge, if applicable, and divide the difference by $1,000.

We then multiply the result by the greater of:


          - the applicable Fixed Annuity purchase rate shown in the appropriate table in the Contract; or


          - the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the Annuitant, unless prohibited by law).

ANNUITY OPTIONS

Here are some of the Annuity Options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those Annuity Options listed here and in your Contract.

OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your Beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guaranteed period to a contingent payee, subject to the terms of any supplemental agreement issued.

Federal income tax requirements currently applicable to Contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated Beneficiary.

OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

OPTION C - JOINT AND LAST SURVIVOR - We will provide payments monthly, quarterly, semiannually, or annually, for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments to the surviving payee. All payments stop at the death of the surviving payee.

OPTION D - JOINT AND 1/2 SURVIVOR; OR JOINT AND 2/3 SURVIVOR - We will provide payments monthly, quarterly, semiannually, and annually for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments (reduced to 1/2 or 2/3 the full payment amount) to the surviving payee. All payments stop at the death of the surviving payee.


OPTION E - LIFE INCOME WITH CASH REFUND - We will provide payments monthly, quarterly, semiannually, or annually for the payee's life. Upon the payee's death, we will provide a contingent payee with a lump-sum payment, if the total payments to the payee were less than the accumulated value at the time of annuitization. The lump-sum payment, if any, will be for the balance.


OPTION F - INCOME FOR A FIXED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually for a pre-determined period of time to a maximum of 30 years. If the payee dies before the end of the fixed period, payments will continue to a contingent payee until the end of the period.

OPTION G - INCOME OF A SPECIFIC AMOUNT - We will provide payments for a specific amount. Payments will stop only when the amount applied and earnings have been completely paid out. If the payee dies before receiving all the payments, we will continue payments to a contingent payee until the end of the Contract.

With Options A, B, C, and D, we offer both fixed and/or variable annuity payments. With Options E, F, and G, we offer only Fixed Annuity payments. Payments under Options F and G must continue for 10 years, unless your Contract has been in force for 5 years or more.

If the payee is more than 85 years old on the Maturity Date, the following two options are not available without our consent:

          - Option A: "Life Annuity with Payments for a Guaranteed Period" for the 5 year period and

          -    Option B: "Life Annuity without Further Payment on Death of
               Payee."


               IX. Variable Investment Option Valuation Procedures



We compute the net investment return and accumulation unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for regular trading. Each Business Day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a Business Day, the accumulation unit value or Annuity Unit value will be the same as the value at the close of the next following Business Day.

                             X. Federal Tax Matters


INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on a Separate Account assets that is passed through to Contract owners.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.


SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS


At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.



If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.


NON-QUALIFIED CONTRACTS


(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)


Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.


Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."


Surrenders, Withdrawals and Death Benefits


When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment is treated.


There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.


Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

          - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

          - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or


          - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.


After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

          - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

          - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

          - received on or after the date on which the Contract Owner reaches age 59 1/2;

          - attributable to the Contract Owner becoming disabled (as defined in the tax law);

          - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

          - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

          -    made under a single-premium immediate annuity contract; or

          - made with respect to certain annuities issued in connection with structured settlement agreements.


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.


Puerto Rico Non-Qualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.



The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.


We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)


The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix E of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

          - received on or after the date on which the Contract Owner reaches age 59 1/2;

          - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

          - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59-1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.



When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.


Tax-Free Rollovers


If permitted under your plan, you may make a tax-free rollover:



          -    from a traditional IRA to another traditional IRA;



          - from a traditional IRA to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;



          - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



          - between a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and any such plans;



          - from a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and



          - from a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.



In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. Beginning in 2007, a beneficiary who is not your surviving spouse may directly roll over the amount distributed to the beneficiary under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.



Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return.


WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans


A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.


Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                           XI. Performance Information


We may advertise total return information about investments made in the Variable Investment Options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable Variable Investment Option.

Total return at the Account level is the percentage change between:

     - the value of a hypothetical investment in a Variable Investment Option at the beginning of the relevant period, and

     -    the value at the end of such period.

At the Account level, total return reflects adjustments for any:


     -    mortality and expense risk charges,


     -    administrative charge,

     -    annual Contract fee, and

     - withdrawal charge payable if the Owner surrenders his Contract at the end of the relevant period.

Total return at the Account level does not, however, reflect any premium tax charges or any charges for optional benefit Riders. Total return at the Account level will be lower than that at the Trust level where comparable charges are not deducted.

We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any Contract fee or withdrawal charge and it may be for additional durations.

We may advertise "current yield" and "effective yield" for investments in the Money Market Investment Option. Current yield refers to the income earned on your investment in the Money Market Investment Option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, any withdrawal charge, if applicable, or any charge for optional benefit Riders.


                                  XII. Reports


At least annually, we will send you (1) a report showing the number and value of the accumulation units in your Contract and (2) the financial statements of the Trust.


                             XIII. Voting Privileges


At meetings of the Funds' shareholders, we will generally vote all the shares of each Fund that we hold in the Account in accordance with instructions we receive from the Owners of Contracts that participate in the corresponding Variable Investment Option.

                              XIV. Certain Changes


CHANGES TO THE SEPARATE ACCOUNT

We reserve the right, subject to applicable law, including any required shareholder approval,

     - to transfer assets that we determine to be your assets from the Separate Account to another separate account or Investment Option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions;

     -    to add or delete Variable Investment Options;

     -    to change the underlying investment vehicles;

     -    to operate the Separate Account in any form permitted by law; and

     - to terminate the Separate Account's registration under the 1940 Act, if such registration should no longer be legally required.

Unless otherwise required under applicable laws and regulations, notice to or approval of Owners will not be necessary for us to make such changes.

VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES

We may allow a reduction in or the elimination of any Contract charges, or an increase in a credited interest rate for a Fixed Investment Option. The affected Contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the Contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the Contracts.

The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

     -    the size of the initial Purchase Payment;

     -    the size of the group or class,

     - the total amount of Purchase Payments expected to be received from the group or class and the manner in which the Purchase Payments are remitted;

     - the nature of the group or class for which the Contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

     - the purpose for which the Contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced; or

     - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class.

We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time. Any variation in charges, rates, or fees will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner.

                          XV. Distribution of Contracts


John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company and an affiliate of ours, is the principal underwriter and distributor of the Contract interests offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contract and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offered the Contract for sale through broker-dealers that entered into selling agreements for the sale of the Contracts. Broker-dealers sold the Contract through their registered representatives who have been appointed by us to act as our insurance agents. Signator Investors, Inc. ("Signator"), a subsidiary of John Hancock Life Insurance Company, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also have offered the Contract.

JH Distributors may pay on-going compensation to broker-dealers in connection with the sale or servicing of a Contract of the Contract. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. We do not expect the total compensation paid to such broker-dealers (including Signator) and financial institutions to exceed 7.0% (8.0% for REVOLUTION EXTRA, REVOLUTION ACCESS, AND REVOLUTION VALUE VARIABLE ANNUITIES) of Purchase Payments (on a present value basis) for sales of the Contracts described in this Prospectus. We may also reimburse Signator for direct and indirect expenses actually incurred in connection with the distribution of these Contracts.

Signator representatives may have received additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of Contracts issued by us. From time to time, Signator, at its expense, may also have provided significant additional amounts to broker dealers or other financial services firms which sold or arranged for the sale of the Contracts. Such compensation may have included, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may have been motivated to sell our Contracts instead of Contracts issued by other insurance companies.

We or our affiliates may provide compensation to broker-dealers for providing on-going service in relation to Contracts that have already been purchased. The amount and timing of compensation we or our affiliates may provide may vary, but total compensation paid to broker-dealers with respect to the Contracts is not expected to exceed the amount of compensation for distribution of the Contracts as described in this Prospectus.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of John Hancock Variable Life Insurance Company at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of John Hancock Variable Account JF at December 31, 2006, and for each of the two years in the period ended December 31, 2006, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

             APPENDIX A: Details About Our Fixed Investment Options

INVESTMENTS THAT SUPPORT OUR FIXED INVESTMENT OPTIONS

We back our obligations under the Fixed Investment Options with JHVLICO's general assets. Subject to applicable law, we have sole discretion over the investment of our general assets (including those held in our "non-unitized" separate account that primarily supports the Fixed Investment Options). We invest these amounts in compliance with applicable state insurance laws and regulations concerning the nature and quality of our general investments.

We invest the non-unitized separate account assets, according to our detailed investment policies and guidelines, in fixed income obligations, including:

     -    corporate bonds;

     -    mortgages;

     -    mortgage-backed and asset-backed securities; and

     -    government and agency issues.

We invest primarily in domestic investment-grade securities. In addition, we use derivative Contracts only for hedging purposes, to reduce ordinary business risks associated with changes in interest rates, and not for speculating on future changes in the financial markets. Notwithstanding the foregoing, we are not obligated to invest according to any particular strategy.

GUARANTEED INTEREST RATES

We declare the guaranteed rates from time to time as market conditions and other factors dictate. We advise you of the guaranteed rate for a selected Fixed Investment Option at the time we:

     -    receive your Purchase Payment;

     -    effectuate your transfer; or

     -    renew your Fixed Investment Option.

We have no specific formula for establishing the guaranteed rates for the Fixed Investment Options. The rates may be influenced by interest rates generally available on the types of investments acquired with amounts allocated to the Fixed Investment Option. In determining guarantee rates, we may also consider, among other factors, the duration of the Fixed Investment Option, regulatory and tax requirements, sales and administrative expenses we bear, risks we assume, our profitability objectives, and general economic trends.

COMPUTATION OF MARKET VALUE ADJUSTMENT

We determine the amount of the market value adjustment by multiplying the amount being taken from the Fixed Investment Option (before any applicable withdrawal charge, if any is applicable) by a factor expressed by the following formula:

                               n
                              --
                              12
               (    1 + g    )
               (-------------)    - 1
               (1 + c + 0.005)

where,

G is the guaranteed rate in effect for the current Fixed Investment Option.

C is the current guaranteed rate in effect for new Fixed Investment Options with duration equal to the number of years remaining in the current Fixed Investment Option (rounded to the nearest whole number of years). If we are not currently offering such a Fixed Investment Option, we will declare a guarantee rate, solely for this purpose, consistent with interest rates currently available.

N is the number of complete months from the date of withdrawal to the end of the current Fixed Investment Option. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the Fixed Investment Option, in which case no adjustment applies.)

SAMPLE CALCULATION 1: POSITIVE ADJUSTMENT

Amount withdrawn or transferred                $10,000
Guarantee period                               5 years
Time of withdrawal or transfer                 beginning of 3rd year of
                                               guaranteed period
Guaranteed rate (g)                            4%
Guaranteed rate for new 3 year guarantee (c)   3%
Remaining guarantee period (n)                 36 months

Market Value Adjustment:

         [                   36    ]
         [                   --    ]
         [                   12    ]
         [(     1 + 0.04    )      ]
10,000 X [(-----------------)   - 1] = 145.63
         [(1 + 0.003 + 0.005)      ]

Amount withdrawn or transferred (adjusted for market value adjustment): $10,000 + $145.63 = $10,145.63

* All interest rates have been arbitrarily chosen for purposes of this example. In most cases they will bear little or no relation to the rates we actually guaranteeing at the time.

SAMPLE CALCULATION 2: NEGATIVE ADJUSTMENT

Amount withdrawn or transferred                $10,000
Guarantee period                               5 years
Time of withdrawal or transfer                 beginning of 3rd year of
                                               guaranteed period
Guaranteed rate (g)                            4%
Guaranteed rate for new 3 year guarantee (c)   5%
Remaining guarantee period (n)                 36 months

Market Value Adjustment:

         [                  36    ]
         [                  --    ]
         [                  12    ]
         [(     1 + 0.04   )      ]
10,000 X [(----------------)   - 1] = -420.50
         [(1 + 0.05 + 0.005)      ]

Amount withdrawn or transferred (adjusted for market value adjustment): $10,000
- $420.50 = $9,579.50

* All interest rates shown have been arbitrarily chosen for purposes of this example. In most cases they will bear little or no relation to the rates we are actually guaranteeing at any time.

             APPENDIX B: Examples of Withdrawal Charge Calculations

DECLARATION AND PATRIOT VARIABLE ANNUITIES

Assume the Following Facts:

On January 1, 1997, you make a $5000 initial Purchase Payment and we issue you a Contract.

On January 1, 1998, you make a $1000 Purchase Payment.

On January 1, 1999, you make a $1000 Purchase Payment.

On January 1, 2000, the total value of your Contract is $9000 because of good investment earnings.

Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a CDSL of $272.23. We withdraw a total of $6272.23 from your Contract.

     $6,000.00 --  withdrawal request payable to you
     +  272.23 --  withdrawal charge payable to us
     ---------
     $6,272.23 --  total amount withdrawn from your Contract

Here Is How We Determine the Withdrawal Charge:

     (1) We FIRST reduce your $5000 INITIAL PURCHASE PAYMENT by the three annual $30 Contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your Contract.

     $5,000
     -   30 -- 1998 Contract fee payable to us
     -   30 -- 1999 Contract fee payable to us
     -   30 -- 2000 Contract fee payable to us
     ------
     $4,910 -- amount of your initial Purchase Payment we would consider to be withdrawn

Under the free withdrawal provision, we deduct 10% of the total value of your Contract at the beginning of the Contract Year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial Purchase Payment 3 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $200.50 from your Contract to cover the withdrawal charge on your initial Purchase Payment. We pay the remainder of $3809.50 to you as a part of your withdrawal request.

     $4,910.00
     -     900 -- free withdrawal amount (payable to you)
     ---------
     $   4,010
     x     .05
     $  200.50 -- withdrawal charge on initial Purchase Payment (payable to us)

     $4,010.00
     -  200.50
     ---------
     $3,809.50 -- part of withdrawal request payable to you

     (2) We NEXT deem the entire amount of your 1998 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your Contract to cover the withdrawal charge on your 1998 Purchase Payment. We pay the remainder of $950 to you as a part of your withdrawal request.

     $1,000
     x  .05
     ------
     $   50 --  withdrawal charge on 1998 Purchase Payment (payable to us)

     $1,000
     -   50
     ------
     $  950 --  part of withdrawal request payable to you

     (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3809.50 from your initial Purchase Payment, and $950 from your 1998 Purchase Payment. Therefore, $340.50 is needed to reach $6000.

     $6,000.00 -- total withdrawal amount requested
     -  900.00 -- free withdrawal amount
     -3,809.50 -- payment deemed from initial Purchase Payment
     -  950.00 -- payment deemed from 1998 Purchase Payment
     ---------
     $  340.50 -- additional payment to you needed to reach $6000

We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

     $ 340.50      =  x - [.06x]
     $ 340.50      =  .94x
     $ 340.50/0.94 =  X
     $ 362.23      =  X

     $ 362.23      -- deemed withdrawn from 1999 Purchase Payment
     $-340.50      -- part of withdrawal request payable to you
     --------
     $  21.73      -- withdrawal charge on 1999 Purchase Payment deemed
                      withdrawn (payable to us)

     $ 200.50      -- withdrawal charge on the INITIAL PURCHASE PAYMENT
     $+ 50.00      -- withdrawal charge on the 1998 PURCHASE PAYMENT
     $+ 21.73      -- withdrawal charge on the 1999 PURCHASE PAYMENT
     --------
     $ 272.23      -- Total withdrawal charge

EXAMPLES OF WITHDRAWAL CHARGE CALCULATIONS - CONTINUED

Revolution Extra Variable Annuities

Assume the Following Facts:

     - On January 1, 2001, you make a $5,000 initial Purchase Payment and we issue you a Contract.

     -    On January 1, 2002, you make a $1,000 Purchase Payment.

     -    On January 1, 2003, you make a $1,000 Purchase Payment.

     - On January 1, 2004, the total value of your Contract is $7,500 because of the extra credits and favorable investment earnings.

Now assume you make a partial withdrawal of $7,000 (no tax withholding) on January 2, 2004. In this case, assuming no prior withdrawals, we would deduct a CDSL of $474.19. We withdraw a total of $7,474.19 from your Contract.

     $7,000.00 -- withdrawal request payable to you
     +  474.19 -- withdrawal charge payable to us
     ---------
     $7,474.19 -- total amount withdrawn from your Contract

Here Is How We Determine the Withdrawal Charge:

(1) We first distribute to you the $500 profit you have in your Contract ($7,500 total Contract Value less $7,000 of Purchase Payments you have paid) under the free withdrawal provision.

(2) Next we repay to you the $5,000 Purchase Payments you paid in 2001 Under the free withdrawal provision, $200 of that Purchase Payment is charge free ($7,000 total Purchase Payments paid x 10%; less the $500 free withdrawal in the same Contract Year described in paragraph 1 above). We assess a withdrawal charge on the remaining balance of $4,800 from your 2001 Purchase Payment. Because you made that Purchase Payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $336 from your Contract to cover the withdrawal charge on your 2001 Purchase Payment. We pay the remainder of $4,464 to you as a part of your withdrawal request.

     $5,000
     -  200 -- free withdrawal amount (payable to you)
     ------
     $4,800
     x  .07
     $  336 -- withdrawal charge on 2001 Purchase Payment (payable to us)

     $4,800
     -  336
     $4,464 -- part of withdrawal request payable to you

(1) We NEXT deem the entire amount of your 2002 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $70 from your Contract to cover the withdrawal charge on your 2002 Purchase Payment. We pay the remainder of $930 to you as a part of your withdrawal request.

     $1,000
     x  .07
     ------
     $   70 -- withdrawal charge on 2002 Purchase Payment (payable to us)

     $1,000
     -   70
     ------
     $  930 -- part of withdrawal request payable to you

Revolution Extra Variable Annuities - continued

(2) We NEXT determine what additional amount we need to withdraw to provide you with the total $7,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $500 from profits under paragraph 1 above, $200 of additional free withdrawal amount under paragraph 2, $4,464 from your 2001 Purchase Payment under paragraph 2, and $930 from your 2003 Purchase Payment under paragraph 3. Therefore, $906 is needed to reach $7,000.

     $7,000 -- total withdrawal amount requested
     -  500 -- profit
     -  200 -- free withdrawal amount
     -4,464 -- payment deemed from initial Purchase Payment
     -  930 -- payment deemed from initial Purchase Payment
     ------
     $  906 -- additional payment to you needed to reach $7,000

We know that the withdrawal charge percentage for this remaining amount is 7%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 2003. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

     $906      = x - [.07x]
     $906      = .93x
     $906/.93  = X
     $974.19   = X

     $974.19  -- deemed withdrawn from 2003 Purchase Payment
     $906.00  -- part of withdrawal request payable to you
     -------
     $ 68.19  -- withdrawal  charge on 2003 Purchase Payment deemed withdrawn
                 (payable to us)

EXAMPLES OF WITHDRAWAL CHARGE CALCULATIONS - CONTINUED
Revolution Value Variable Annuities

Assume the Following Facts:

On January 1, 2001, you make a $5,000 initial Purchase Payment and we issue you a Contract.

On January 1, 2002, you make a $1,000 Purchase Payment.

On January 1, 2003, you make a $1,000 Purchase Payment.

On January 1, 2004, the total value of your Contract is $7,500 because of favorable investment earnings.

Now assume you make a partial withdrawal of $7,000 (no tax withholding) on January 2, 2004. In this case, assuming no prior withdrawals, we would deduct a withdrawal charge of $289.36. We withdraw a total of $7,289.36 from your Contract.

     $7,000.00 -- withdrawal request payable to you
     +  289.36 -- withdrawal charge payable to us
     ---------
     $7,289.36 -- total amount withdrawn from your Contract

Here Is How We Determine the Withdrawal Charge:

     (1) We FIRST distribute to you the $500 profit you have in your Contract ($7,500 total Contract Value less $7,000 of Purchase Payments you have paid) under the free withdrawal provision.

Next we repay to you the $5,000 Purchase Payments you paid in 2001. Under the free withdrawal provision, $200 of that Purchase Payment is charge free ($7,000 total Purchase Payments paid x 10%; less the $500 free withdrawal in the same Contract Year described in paragraph 1 above). We assess a withdrawal charge on the remaining balance of $4,800 from your 2001 Purchase Payment. Because you made that Purchase Payment 3 years ago, the withdrawal charge percentage is 4%. We deduct the resulting $192 from your Contract to cover the withdrawal charge on your 2001 Purchase Payment. We pay the remainder of $4,608 to you as a part of your withdrawal request.

     $5,000
     -  200 -- free withdrawal amount (payable to you)
     ------
     $4,800
     x  .04
     ------
     $  192 -- withdrawal charge on 2001 Purchase Payment (payable to us)

     $4,800
     -  192
     ------
     $4,608 -- part of withdrawal request payable to you

     (2) We NEXT deem the entire amount of your 2002 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your Contract to cover the withdrawal charge on your 2002 Purchase Payment. We pay the remainder of $950 to you as a part of your withdrawal request.

     $1,000
     x  .05
     ------
     $   50 -- withdrawal charge on 2002 Purchase Payment (payable to us)

     $1,000
     -   50
     ------
     $  950 -- part of withdrawal request payable to you

Revolution Value Variable Annuities - continued

     (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $7,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $500 from profits under paragraph 1 above, $200 of additional free withdrawal amount under paragraph 2, $4,608 from your 2001 Purchase Payment under paragraph 2, and $950 from your 2003 Purchase Payment under paragraph 3. Therefore, $742 is needed to reach $7,000.

     $7,000 -- total withdrawal amount requested
     -  500 -- Profit
     -  200 -- free withdrawal amount
     -4,608 -- payment deemed from initial Purchase Payment
     -  950 -- payment deemed from 2002 Purchase Payment
     ------
     $  742 -- additional payment to you needed to reach $7,000

     (4) We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 2003. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

     $ 742.00      = x - [.06x]
     $ 742.00      = .94x
     $ 742.00/.94  = X
     $ 789.36      = X

     $ 789.36     -- Deemed withdrawn from 2003 Purchase Payment
     $-742.00     -- part of withdrawal request payable to you
     --------
     $  47.36     -- withdrawal charge on 2003 Purchase Payment deemed withdrawn
                     (payable to us)

                  APPENDIX C: Optional Enhanced Death Benefits

DECLARATION AND PATRIOT VARIABLE ANNUITIES

"Stepped-Up" Death Benefit Rider

If you were under age 80 when you applied for your Contract, you may have elected to enhance the standard death benefit by purchasing a stepped-up death benefit. Under this benefit, if the Annuitant dies before the Contract's Maturity Date, we will pay the Beneficiary the greater of:

          -    the standard death benefit (described above); or

          - the highest total value of your Contract (adjusted by any market value adjustment) as of any anniversary of your Contract to date, PLUS any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

For these purposes, however, we count only those Contract anniversaries that occur (1) BEFORE we receive proof of death and any required settlement instructions and (2) BEFORE the Annuitant attains age 81 (80 1/2 for PATRIOT VARIABLE ANNUITIES).

You may have elected this benefit ONLY when you applied for the Contract and ONLY if this benefit is available in your state. As long as the benefit is in effect, you will pay a monthly charge for this benefit as shown in the Fee Tables. For a description of this charge, refer to "What Fees and Charges will be Deducted from My Contract?"

You should carefully review the tax considerations for optional benefit benefits section before selecting this optional benefit. For a more complete description of the terms and conditions of this benefit, you should refer directly to the benefit. We will provide you with a copy on request.

Accidental Death Benefit Rider

If you are under age 80 when you apply for your Contract, you may elect to purchase an accidental death benefit. In addition to any other death benefit, this benefit provides a benefit upon the accidental death of the Annuitant prior to the earlier of:

          -    the Contract's Maturity Date; and

          -    the Annuitant's 80th birthday.

Under this benefit, the Beneficiary will receive an amount equal to the total value of the Contract as of the date of the accident, up to a maximum of $200,000. We will pay the benefit after we receive, at the Annuities Service
Center:

          -    proof of the Annuitant's death; and

          -    any required instructions as to method of settlement.

You may elect this benefit ONLY when you apply for the Contract. As long as the benefit is in effect, you will pay a monthly charge for this benefit as shown in the Fee Tables.

YOU SHOULD CAREFULLY REVIEW THE TAX CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS BEFORE SELECTING THIS OPTIONAL BENEFIT RIDER. FOR A COMPLETE DESCRIPTION OF THE TERMS AND CONDITIONS OF THIS BENEFIT, YOU SHOULD REFER DIRECTLY TO THE RIDER. WE WILL PROVIDE YOU WITH A COPY UPON REQUEST. NOT ALL STATES ALLOW THIS BENEFIT.

REVOLUTION ACCESS, REVOLUTION EXTRA, AND REVOLUTION VALUE VARIABLE ANNUITIES

You may have elected a death benefit that differs from the standard death benefit by purchasing an optional death benefit Rider:

          - only if the Rider was available in your state when you applied for the Contract;

          - if you elected the Enhanced Death Benefit Rider, only if each Owner and each Annuitant was under age 80 at the time you applied for the Contract; and

          - if you elected the Earnings Enhancement Death Benefit Rider, only if each Owner and each Annuitant was under age 75 at the time you applied for the Contract.

We may have waived either or both of the last two restrictions for Contracts purchased prior to the date a Rider was available in your state.

As long as an optional death benefit Rider is in effect, you will pay the monthly charge shown in the Fee Tables for that benefit. The Rider and its related charges terminate on:

          -    the Contract's Maturity Date; or

          -    upon your surrendering the Contract; or

          - a change of ownership, except where a spousal Beneficiary continues the Rider after an Owner's death (we explain Contract continuation by a spouse in "Distributions Requirements Following Death of Owner".

In addition, you may terminate the Enhanced Death Benefit Rider at any time by providing written notification to us at the Annuities Service Center shown on the cover page. If you purchase an Earnings Enhancement Death Benefit Rider, however, you CANNOT request us to terminate the Rider and its charges.

Enhanced Death Benefit Rider

Under this benefit, we will pay the greatest of:

          -    the standard death benefit;

          - the amount of each Purchase Payment you have paid (but not including any extra credits), accumulated at 5% effective annual interest during the benefit's measuring period (less any partial withdrawals you have taken and not including any interest on such amounts after they are withdrawn); or

          - the highest total value of your Contract (adjusted by any market value adjustment) as of any anniversary of your Contract during the benefit's measuring period, plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken since that anniversary.

The benefit's "measuring period" includes only those Contract anniversaries that occur (1) before we receive proof of death and (2) before the measuring life attains age 81. The benefit's "measuring life" is:

          - the Owner, if there is only one Owner under your Contract and the death benefit is payable because the Owner dies before the Maturity Date;

          - the oldest Owner, if there are joint Owners under your Contract and the death benefit is payable because either Owner dies before the Maturity Date;

          - the Annuitant, if there is only one Annuitant under your Contract and the death benefit is payable because the Annuitant dies before the Maturity Date;

          - the youngest Annuitant, if there are joint Annuitants under your Contract and the death benefit is payable because the surviving Annuitant dies during the Owner(s) lifetime(s) but before the Maturity Date.

If an Owner is also an Annuitant, we will generally consider that person to be an "Owner" instead of an "Annuitant" for purposes of determining the benefit's measuring life.

For a more complete description of the terms and conditions of this benefit, you should refer directly to the benefit. We will provide you with a copy on request.


You should carefully review the tax considerations for optional benefits under "X. Federal Tax Matters" if you selected this optional benefit.


Earnings Enhancement Death Benefit Rider
(not available for Contracts issued to tax-qualified plans)

Under this benefit, the death benefit may be increased by an earnings enhancement amount that will vary based on the age of the Owners and Annuitants when you purchased the benefit. In certain marketing materials, this benefit may have been referred to as the "Beneficiary Tax Relief" benefit because any amounts paid under this benefit can be used to cover taxes that may be due on death benefit proceeds under your Contract. Amounts paid under this benefit, however, may also be subject to tax and may be greater than or less than the amount of taxes due on the death benefits.

The Earnings Enhancement amount is determined as follows:

          - if all of the Owners and the Annuitant are under age 70 on the date your benefit is issued, the Earnings Enhancement amount will be 40% of the difference between the Standard Death Benefit (or Enhanced Death Benefit, if that benefit is in effect) and your "Net Purchase Payments," up to a maximum benefit amount of 80% of your "Adjusted Net Purchase Payments" prior to the date of the decedent's death;

          - if any of the Owners or the Annuitant is age 70 or older on the date your benefit is issued, the Earnings Enhancement amount will be 25% of the difference between the Standard Death Benefit (or Enhanced Death Benefit, if that benefit is in effect) and your "Net Purchase Payments," up to a maximum benefit amount of 50% of your "Adjusted Net Purchase Payments" prior to the date of the decedent's death; but

          - if there are joint Annuitants under your Contract, we will not count the age of the older Annuitant for either of these purposes unless the older Annuitant is also an Owner.

"Net Purchase Payments," for purposes of this benefit, means Purchase Payments you paid for the Contract, less any withdrawals in excess of earnings from your Contract (including any surrender charges imposed on these withdrawals). For this purpose, we consider withdrawals to be taken first from earnings on your Contract before they are taken from your Purchase Payments. "Adjusted Net Purchase Payments" means Net Purchase Payments minus any Purchase Payments you paid in the 12 month period prior to the decedent's death (excluding the initial Purchase Payments).

For a more complete description of the terms and conditions of this benefit, you should refer directly to the Rider. We will provide you with a copy on request.


YOU SHOULD CAREFULLY REVIEW THE TAX CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS UNDER "X. FEDERAL TAX MATTERS" IF YOU SELECTED ANY OF THESE OPTIONAL DEATH BENEFIT RIDERS. THE DEATH BENEFITS UNDER THESE RIDERS WILL DECREASE IF YOU MAKE PARTIAL WITHDRAWALS UNDER YOUR CONTRACT. THE ENHANCED EARNINGS DEATH BENEFIT RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU EXPECT TO WITHDRAW EARNINGS.

     APPENDIX D: Examples of Earnings Enhancement Death Benefit Calculation
        (Not applicable to the Declaration or Patriot Variable Annuities)

The following are examples of the optional Earnings Enhancement death benefit. We have assumed that there are earnings under the Contracts in each case. Actual investment performance may be greater or lower than the amounts shown.

EXAMPLE 1

Earnings Enhancement death benefit with standard death benefit, no adjustments for withdrawals or additional Purchase Payments

Assume:

          - You elect the Earnings Enhancement death benefit Rider (but not the enhanced death benefit Rider) when you purchase your Contract,

          - At the time of purchase, you and the Annuitant are each under age 70 and you pay an initial Purchase Payment of $100,000,

          - You allocate the Purchase Payment to a Variable Investment Option, and make no transfers of Contract Value to other Investment Options,

          - We determine the death benefit before the Maturity Date, in the fourth year of your Contract on a day when the total value of your Contract is $180,000.

CALCULATION OF STANDARD DEATH BENEFIT. We compare the total value of your Contract ($180,000, with no market value adjustment) to the total amount of Purchase Payments you paid ($100,000, with no adjustment for withdrawals). The standard death benefit is the higher of the two, or $180,000.

CALCULATION OF EARNINGS ENHANCEMENT AMOUNT. Because you and the Annuitant were both under age 70 when the Rider was issued, the Earnings Enhancement amount is 40% of the difference between the standard death benefit and your "Net Premiums," up to a maximum benefit amount equal to 80% of your "Adjusted Net Premiums."

CALCULATION OF NET PURCHASE PAYMENTS AND ADJUSTED NET PURCHASE PAYMENTS. To determine "Net Purchase Payments," we reduce the Purchase Payments you paid ($100,000) by the amount of any withdrawals in excess of earnings ($0, with no adjustment for withdrawal charges). In this example, the Net Purchase Payments is $100,000. To determine "Adjusted Net Purchase Payments," we reduce the Net Purchase Payments ($100,000) by any Purchase Payments you made, other than the initial Purchase Payment, during the 12 months before we calculated the death benefit ($0). In this example, the "Adjusted Net Purchase Payments" is $100,000.

CALCULATION OF MAXIMUM BENEFIT AMOUNT. The maximum benefit amount under the Earnings Enhancement death benefit Rider in this example is 80% of the Adjusted Net Premiums ($100,000), or $80,000.

The Earnings Enhancement amount is 40% of the difference between the standard death benefit ($180,000) and your Net Premiums ($100,000), up to the maximum benefit amount. In this example, 40% of the difference is $32,000, which is less than the maximum benefit amount ($80,000). The Earnings Enhancement amount is therefore $32,000.

The total Death Benefit in this example is the standard death benefit ($180,000) plus the Earnings Enhancement amount ($32,000), or $212,000.

EXAMPLE 2

Earnings Enhancement death benefit with enhanced death benefit, adjusted for withdrawal and additional Purchase Payments.

Assume:

- you elect the Earnings Enhancement death benefit Rider and the enhanced death benefit Rider when you purchase your Contract;

- at the time of purchase, you are over age 70 and you pay an initial Purchase Payment of $100,000;

- you allocate the Purchase Payments to a Variable Investment Option, and make no transfers of Contract Value to other Investment Options;

- on the seventh anniversary of your Contract, your total value in the Contract is $175,000, which is the highest value on any anniversary date;

- on the day after the seventh anniversary of your Contract, you make a withdrawal of $80,000;

- on the eighth anniversary of your Contract, the total value of your Contract is $110,000, and you make an additional Purchase Payment of $10,000 at the end of the eighth year of your Contract;

- we determine the death benefit before the Maturity Date in the middle of the ninth year of your Contract, on a day when the total value of your Contract is $120,000.

CALCULATION OF ENHANCED DEATH BENEFIT. In this example, the enhanced death benefit is the highest of an accumulated premium "roll-up" amount, a "highest anniversary value" amount and the value of your Contract on the date the death benefit is determined.

CALCULATION OF PREMIUM ROLL-UP. We calculate the amount of each Purchase Payment you have paid, accumulated at a 5% effective annual rate, minus any withdrawals. In this example, the accumulated value of your initial Purchase Payment, after adjustment for the $80,000 withdrawal, is $65,319.75, and the accumulated value of your second Purchase Payment is $10,246.95. The total amount of the premium "roll-up" is $75,566.70.

CALCULATION OF HIGHEST ANNIVERSARY VALUE. We determine the highest anniversary value of your Contract on any anniversary date during the Rider's measuring period ($175,000), plus any Purchase Payments since that date ($10,000), minus any withdrawals since that date ($80,000). In this example, the "highest anniversary value" is $105,000.

The total value of your Contract on the date the death benefit is determined ($120,000, with no market value adjustment) is higher than the premium roll-up amount ($75,566.70) and higher than the "highest anniversary value" amount ($105,000). The enhanced death benefit is therefore $120,000.

CALCULATION OF EARNINGS ENHANCEMENT AMOUNT. Because you were over age 70 when the Rider was issued, the Earnings Enhancement amount is 25% of the difference between the enhanced death benefit and your "Net Premiums," up to a maximum benefit amount equal to 50% of your "Adjusted Net Premiums."

CALCULATION OF NET PREMIUMS AND ADJUSTED NET PREMIUMS. To determine "Net Premiums," we reduce the Purchase Payments you paid by the amount of any withdrawals in excess of earnings (including withdrawal charges). In this example, you withdrew $80,000 at a time when your earnings were $75,000 and no withdrawal charges were imposed. The amount withdrawn in excess of earnings is therefore $5,000. Net Premiums is the amount of Purchase Payments paid ($110,000) less amounts withdrawn in excess of earnings ($5,000), or $105,000. To determine "Adjusted Net Premiums," we reduce the Net Premiums ($105,000) by any Purchase Payments you made during the 12 months before we calculated the death benefit ($10,000). In this example, the "Adjusted Net Premiums" is $95,000.

CALCULATION OF MAXIMUM BENEFIT AMOUNT. The maximum benefit amount under the Earnings Enhancement death benefit Rider in this example is 50% of your Adjusted Net Premiums ($95,000), or $47,500.

The Earnings Enhancement amount is 25% of the difference between the enhanced death benefit ($120,000) and your Net Premiums ($105,000), up to the maximum benefit amount. In this example, 25% of the difference is $3,750, which is less than the maximum benefit amount ($47,500). The Earnings Enhancement amount is therefore $3,750.

The total Death Benefit in this example is the enhanced death benefit ($120,000) plus the Earnings Enhancement amount ($3,750), or $123,750.

                        APPENDIX E: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.


The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.


Distributions


In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unleSS certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.


The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year IS computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

          -    made after the Owner attains age 59 1/2;

          -    made after the Owner's death;

          -    attributable to the Owner being disabled; or

          - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA mAY accept a "qualified rollover contribution" from a traditional IRA or another Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.



Conversion or Direct Rollover to a Roth IRA



You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:


          -    you have adjusted gross income over $100,000; or

          -    you are a married taxpayer filing a separate return.


The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

          - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

          -    earnings on those contributions; and

          - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).





CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.



Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in CoDE section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.


          - A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).





When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                   APPENDIX U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.

We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses. (See the Fee Tables section of the Prospectus for additional information on these charges).

The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows Accumulation Units reflecting the daily charges for:

          -    Patriot Contracts with Initial Purchase of less that $250,000;

          -    Patriot Contracts with Initial Purchase of $250,000, or more;

          -    Declaration Contracts with Initial Purchase of less that
               $250,000;

          -    Declaration Contracts with Initial Purchase of $250,000, or more;

          - Revolution Access Contracts with Initial Purchase of less that $250,000;

          - Revolution Access Contracts with Initial Purchase of $250,000, or more;

          - Revolution Extra Contracts with Initial Purchase of less that $250,000;

          - Revolution Extra Contracts with Initial Purchase of $250,000, or more;

          - Revolution Value Contracts with Initial Purchase of less that $250,000;

          - Revolution Value Contracts with Initial Purchase of $250,000, or more.

Revolution, Declaration

                        JOHN HANCOCK VARIABLE ACCOUNT JF

                            ACCUMULATION UNIT VALUES

     REVOLUTION VALUE VARIABLE ANNUITY, REVOLUTION ACCESS VARIABLE ANNUITY,
                        REVOLUTION EXTRA VARIABLE ANNUITY

                                       AND

            DECLARATION VARIABLE ANNUITY AND PATRIOT VARIABLE ANNUITY

                          YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR
                          ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                        12/31/05   12/31/05   12/31/04  12/31/03  12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                       ---------- ---------- --------- --------- --------- --------- -------- -------- -------- --------
500 INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year $    19.32 $    18.70        --        --        --        --       --       --       --       --
Value at End of Year        22.06      19.32        --        --        --        --       --       --       --       --
Rev Value No. of Units  1,618,199  1,911,056        --        --        --        --       --       --       --       --
Rev. Access No. of
   Units                  200,239    236,963        --        --        --        --       --       --       --       --
Rev. Extra No. of
   Units                  521,770    609,115        --        --        --        --       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --      10.08        --        --        --        --       --       --       --       --
Value at End of Year           --      10.45        --        --        --        --       --       --       --       --
No. of Units                   --      4,262        --        --        --        --       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      10.27       9.93        --        --        --        --       --       --       --       --
Value at End of Year        11.72      10.27        --        --        --        --       --       --       --       --
No. of Units               34,915     39,274        --        --        --        --       --       --       --       --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year      16.17      15.61        --        --        --        --       --       --       --       --
Value at End of Year        18.50      16.17        --        --        --        --       --       --       --       --
No. of Units               25,069     75,382        --        --        --        --       --       --       --       --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      19.32      18.70        --        --        --        --       --       --       --       --
Value at End of Year        22.06      19.32        --        --        --        --       --       --       --       --
No. of Units              140,106    197,318        --        --        --        --       --       --       --       --

ACTIVE BOND FUND (MERGED INTO ACTIVE BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --     11.57     11.00     10.39     10.00       --       --       --       --
Value at End of Year           --         --     11.97     11.57     11.00     10.39       --       --       --       --
Rev Value No. of Units         --         -- 1,549,579 1,767,167 1,018,456 1,154,989       --       --       --       --
Rev. Access No. of
   Units                       --         --   152,483   172,975   191,092 1,154,989       --       --       --       --
Rev. Extra No. of
   Units                       --         --   508,142   561,305   391,520 1,154,989       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --     14.78     14.02     13.20     10.00       --       --       --       --
Value at End of Year           --         --     15.33     14.78     14.02     13.20       --       --       --       --
No. of Units                   --         --    13,113    24,515    24,867    12,777       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --     11.57     11.00     10.39     10.00       --       --       --       --
Value at End of Year           --         --     11.97     11.57     11.00     10.39       --       --       --       --
No. of Units                   --         --    55,188    65,067    22,897    22,387       --       --       --       --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --     14.78     14.02     13.20     10.00       --       --       --       --
Value at End of Year           --         --     15.33     14.78     14.02     13.20       --       --       --       --
No. of Units                   --         --    31,793    36,530     8,785     9,232       --       --       --       --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --     11.57     11.00     10.39     10.00       --       --       --       --
Value at End of Year           --         --     11.97     11.57     11.00     10.39       --       --       --       --
No. of Units                   --         --   534,099   670,444   400,122   341,607       --       --       --       --

Revolution, Declaration

                          YEAR       YEAR      YEAR      YEAR      YEAR      YEAR       YEAR     YEAR     YEAR     YEAR
                          ENDED      ENDED     ENDED     ENDED     ENDED     ENDED      ENDED    ENDED    ENDED    ENDED
                        12/31/05   12/31/05   12/31/04  12/31/03  12/31/02  12/31/01  12/31/00 12/31/99 12/31/98 12/31/97
                       ---------- ---------- --------- --------- --------- --------- --------- -------- -------- --------
ACTIVE BOND TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year $    12.13 $    11.97        --        --        --        --        --       --       --       --
Value at End of Year        12.52      12.13        --        --        --        --        --       --       --       --
Rev Value No. of Units  1,118,514  1,299,356        --        --        --        --        --       --       --       --
Rev. Access No. of
   Units                  126,015    156,946        --        --        --        --        --       --       --       --
Rev. Extra No. of
   Units                  354,955    433,037        --        --        --        --        --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --      15.33        --        --        --        --        --       --       --       --
Value at End of Year           --      15.57        --        --        --        --        --       --       --       --
No. of Units                   --     12,777        --        --        --        --        --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      12.13      11.97        --        --        --        --        --       --       --       --
Value at End of Year        12.52      12.13        --        --        --        --        --       --       --       --
No. of Units               24,243     50,914        --        --        --        --        --       --       --       --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year      15.57      15.33        --        --        --        --        --       --       --       --
Value at End of Year        16.12      15.57        --        --        --        --        --       --       --       --
No. of Units               24,714     35,544        --        --        --        --        --       --       --       --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      12.13      11.97        --        --        --        --        --       --       --       --
Value at End of Year        12.52      12.13        --        --        --        --        --       --       --       --
No. of Units              282,341    375,146        --        --        --        --        --       --       --       --

AIM V. I. CAPITAL DEVELOPMENT FUND (SHARES MERGED INTO MID CAP INDEX TRUST EFF
4-29-05)SERIES II CLASS SHARES (units first credited 5-01-2002)

Contracts with no Optional Benefits
Value at Start of Year         --         --      9.93      7.45     10.00        --        --       --       --       --
Value at End of Year           --         --     11.31      9.93      7.45        --        --       --       --       --
Rev Value No. of Units         --         --    45,281    37,054    11,177        --        --       --       --       --
Rev. Access No. of
   Units                       --         --     1,080     6,387     2,620        --        --       --       --       --
Rev. Extra No. of
   Units                       --         --     4,632     4,066        --        --        --       --       --       --

AIM V. I. PREMIER EQUITY FUND (SHARES MERGED INTO 500 INDEX TRUST B EFF
4-29-05)SERIES I CLASS (units first credited SHARES 8-10-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --      7.29      5.90      8.57      9.92     11.77    10.00       --       --
Value at End of Year           --         --      7.62      7.29      5.90      8.57      9.92    11.77       --       --
Rev Value No. of Units         --         -- 1,894,411 2,169,567 1,779,003 3,090,645 2,548,369  302,772       --       --
Rev. Access No. of
   Units                       --         --   227,332   268,348   230,661 3,090,645 2,548,369  302,772       --       --
Rev. Extra No. of
   Units                       --         --   675,995   791,576   646,051 3,090,645 2,548,369  302,772       --       --

BLUE CHIP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year       7.82       7.41        --        --        --        --        --       --       --       --
Value at End of Year         8.47       7.82        --        --        --        --        --       --       --       --
Rev Value No. of Units  1,200,356  1,324,980        --        --        --        --        --       --       --       --
Rev. Access No. of
   Units                  106,105    121,357        --        --        --        --        --       --       --       --
Rev. Extra No. of
   Units                  395,008    445,212        --        --        --        --        --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --       7.52        --        --        --        --        --       --       --       --
Value at End of Year           --      35.40        --        --        --        --        --       --       --       --
No. of Units                   --      3,877        --        --        --        --        --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       7.82       7.41        --        --        --        --        --       --       --       --
Value at End of Year         8.47       7.82        --        --        --        --        --       --       --       --
No. of Units               63,374     53,262        --        --        --        --        --       --       --       --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year      35.40       7.52        --        --        --        --        --       --       --       --
Value at End of Year        38.40      35.40        --        --        --        --        --       --       --       --
No. of Units                9,367      9,370        --        --        --        --        --       --       --       --

Revolution, Declaration

                         YEAR     YEAR     YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                       12/31/05 12/31/05  12/31/04  12/31/03  12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                       -------- -------- --------- --------- --------- --------- -------- -------- -------- --------
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year $   7.82 $   7.41        --        --        --        --       --       --       --       --
Value at End of Year       8.47     7.82        --        --        --        --       --       --       --       --
No. of Units            104,902  127,019        --        --        --        --       --       --       --       --

BOND INDEX FUND (REPLACED BY BOND INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)

Contracts with no Optional Benefits
Value at Start of Year       --       --     12.57     12.28     11.31     10.63     9.63     9.65       --       --
Value at End of Year         --       --     12.91     12.57     12.28     11.31    10.63     9.63       --       --
Rev Value No. of Units       --       --   731,490   911,341   737,019   833,929  327,502   47,232       --       --
Rev. Access No. of
   Units                     --       --    78,974   105,438   145,149   833,929  327,502   47,232       --       --
Rev. Extra No. of
   Units                     --       --   176,431   215,193   232,070   833,929  327,502   47,232       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --     12.74     12.42     11.41     10.66     9.66    10.00       --       --
Value at End of Year         --       --     13.12     12.74     12.42     11.41    10.66     9.66       --       --
No. of Units                 --       --     9,826     9,826     9,826     9,826    9,826    9,826       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --     12.58     12.29     11.32     10.64     9.63    10.00       --       --
Value at End of Year         --       --     12.92     12.58     12.29     11.32    10.64     9.63       --       --
No. of Units                 --       --     7,901     9,232    18,388    14,281   19,106   22,733       --       --

BOND INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year    13.06    12.91        --        --        --        --       --       --       --       --
Value at End of Year      13.42    13.06        --        --        --        --       --       --       --       --
Rev Value No. of Units  519,385  618,333        --        --        --        --       --       --       --       --
Rev. Access No. of
   Units                 43,712   59,493        --        --        --        --       --       --       --       --
Rev. Extra No. of
   Units                150,735  168,737        --        --        --        --       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --    13.12        --        --        --        --       --       --       --       --
Value at End of Year         --    13.30        --        --        --        --       --       --       --       --
No. of Units                 --    9,826        --        --        --        --       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    13.07    12.92        --        --        --        --       --       --       --       --
Value at End of Year      13.43    13.07        --        --        --        --       --       --       --       --
No. of Units              5,432    7,696        --        --        --        --       --       --       --       --

CAPITAL APPRECIATION TRUST - NAV SHARES (units first credited 4-29-2006)

Contracts with no Optional Benefits
Value at Start of Year     3.71       --        --        --        --        --       --       --       --       --
Value at End of Year       3.81       --        --        --        --        --       --       --       --       --
Rev Value No. of Units  924,111       --        --        --        --        --       --       --       --       --
Rev. Access No. of
   Units                 97,812       --        --        --        --        --       --       --       --       --
Rev. Extra No. of
   Units                151,570       --        --        --        --        --       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    11.77       --        --        --        --        --       --       --       --       --
Value at End of Year      12.12       --        --        --        --        --       --       --       --       --
No. of Units              4,708       --        --        --        --        --       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year     3.71       --        --        --        --        --       --       --       --       --
Value at End of Year       3.81       --        --        --        --        --       --       --       --       --
No. of Units             86,214       --        --        --        --        --       --       --       --       --

EARNINGS GROWTH FUND (REPLACED BY LARGE CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)

Contracts with no Optional Benefits
Value at Start of Year       --       --      3.65      2.96      4.43      7.11    10.00       --       --       --
Value at End of Year         --       --      3.70      3.65      2.96      4.43     7.11       --       --       --
Rev Value No. of Units       --       -- 1,068,977 1,209,120 1,222,455 1,636,323  629,910       --       --       --
Rev. Access No. of
   Units                     --       --   118,540   129,095   154,964 1,636,323  629,910       --       --       --
Rev. Extra No. of
   Units                     --       --   174,391   227,056   239,167 1,636,323  629,910       --       --       --

Revolution, Declaration

                          YEAR     YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR
                          ENDED    ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED
                        12/31/05  12/31/05  12/31/04   12/31/03   12/31/02   12/31/01   12/31/00  12/31/99 12/31/98 12/31/97
                       --------- --------- ---------- ---------- ---------- ---------- ---------- -------- -------- --------
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year        --        -- $     7.19 $     5.82 $     8.69 $    13.92 $    21.92 $  10.00       --       --
Value at End of Year          --        --       7.31       7.19       5.82       8.69      13.92    21.92       --       --
No. of Units                  --        --      7,532     20,004     20,872     14,866     20,511   27,163       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year        --        --       7.10       5.76       8.63      13.85      21.87    10.00       --       --
Value at End of Year          --        --       7.20       7.10       5.76       8.63      13.85    21.87       --       --
No. of Units                  --        --     78,767     90,017     98,370    112,159    154,934  143,380       --       --

EQUITY INDEX FUND (REPLACED BY 500 INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)

Contracts with no Optional Benefits
Value at Start of Year        --        --      17.10      13.49      17.58      20.22      22.54    10.00       --       --
Value at End of Year          --        --      18.70      17.10      13.49      17.58      20.22    22.54       --       --
Rev Value No. of Units        --        --    651,999    728,312    673,856    804,600    507,320   76,098       --       --
Rev. Access No. of
   Units                      --        --     85,101     85,894     86,077    804,600    507,320   76,098       --       --
Rev. Extra No. of
   Units                      --        --    171,065    164,996    154,223    804,600    507,320   76,098       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year        --        --       9.20       7.23       9.41      10.79      12.00    10.00       --       --
Value at End of Year          --        --      10.08       9.20       7.23       9.41      10.79    12.00       --       --
No. of Units                  --        --      4,262     75,959     75,959     79,909     79,917   61,962       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --       --       9.08       7.16       9.33      10.74      11.97    10.00       --       --
Value at End of Year           --       --       9.93       9.08       7.16       9.33      10.74    11.97       --       --
No. of Units                   --       --     47,638     51,022     60,758     84,207    115,506  110,398       --       --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year        --        --      14.24      11.20      14.56      10.00         --       --       --       --
Value at End of Year          --        --      15.61      14.24      11.20      14.56         --       --       --       --
No. of Units                  --        --     78,336     52,830     59,634     75,420         --       --       --       --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year        --        --      17.10      13.49      17.58      10.00         --       --       --       --
Value at End of Year          --        --      18.70      17.10      13.49      17.58         --       --       --       --
No. of Units                  --        --    279,282    352,181    366,608    447,352         --       --       --       --

EQUITY-INCOME TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year     14.09     13.72         --         --         --         --         --       --       --       --
Value at End of Year       16.57     14.09         --         --         --         --         --       --       --       --
Rev Value No. of Units 1,446,739 1,650,936         --         --         --         --         --       --       --       --
Rev. Access No. of
   Units                 164,653   186,140         --         --         --         --         --       --       --       --
Rev. Extra No. of
   Units                 471,158   525,745         --         --         --         --         --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year        --     13.93         --         --         --         --         --       --       --       --
Value at End of Year          --     22.34         --         --         --         --         --       --       --       --
No. of Units                  --    14,210         --         --         --         --         --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year     14.09     13.72         --         --         --         --         --       --       --       --
Value at End of Year       16.57     14.09         --         --         --         --         --       --       --       --
No. of Units              36,627    48,062         --         --         --         --         --       --       --       --

FIDELITY VIP CONTRAFUND (MERGED INTO TOTAL STOCK MARKET INDEX TRUST EFF 4-29-05) - SERVICE CLASS SHARES
(units first credited 8-10-1999)

Contracts with no Optional Benefits
Value at Start of Year        --     11.95      10.49       8.28       9.25      10.69      11.61    10.00       --       --
Value at End of Year          --     11.56      11.95      10.49       8.28       9.25      10.69    11.61       --       --
Rev Value No. of Units        --    23,349  1,199,675  1,230,521  1,168,106  1,645,859  1,447,471  237,990       --       --
Rev. Access No. of
   Units                      --        --    157,444    179,239    202,789  1,645,859  1,447,471  237,990       --       --
Rev. Extra No. of
   Units                      --     4,280    371,068    386,807    377,519  1,645,859  1,447,471  237,990       --       --

Revolution, Declaration

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/05   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
FIDELITY VIP GROWTH (MERGED INTO 500 INDEX B EFF 4-29-05) - SERVICE CLASS SHARES (units first credited 8-10-1999)

Contracts with no Optional Benefits
Value at Start of Year         -- $     7.92 $     7.76 $     5.92 $     8.59 $    10.57 $    12.04 $    10.00         --         --
Value at End of Year           --       7.37       7.92       7.76       5.92       8.59      10.57      12.04         --         --
Rev Value No. of Units         --     28,952  1,424,488  1,601,890    133,140  2,501,361  1,875,307    205,097         --         --
Rev. Access No. of
   Units                       --        878    157,843    203,487    198,959  2,501,361  1,875,307    205,097         --         --
Rev. Extra No. of
   Units                       --      2,761    400,455    480,716    507,521  2,501,361  1,875,307    205,097         --         --

FIDELITY VIP OVERSEAS (MERGED INTO INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05 - SERVICE CLASS SHARES (units first credited 8-10-1999)

Contracts with no Optional Benefits
Value at Start of Year         --       9.66       8.62       6.10       7.73       9.97      12.48      10.00         --         --
Value at End of Year           --       9.14       9.66       8.62       6.10       7.73       9.97      12.48         --         --
Rev Value No. of Units         --     18,129    470,234    501,964    523,589    960,931  1,107,608     30,517         --         --
Rev. Access No. of
   Units                       --         --    108,986    126,285    143,079    960,931  1,107,608     30,517         --         --
Rev. Extra No. of
   Units                       --        631    165,213    170,854    193,599    960,931  1,107,608     30,517         --         --

FINANCIAL INDUSTRIES FUND (REPLACED BY FINANCIAL SERVICES TRUST EFF 4-29-05) - NAV SHARES (units first credited 4-30-1997)

Contracts with no Optional Benefits
Value at Start of Year         --         --      14.43      11.60      14.58      17.90      14.25      10.00         --         --
Value at End of Year           --         --      15.49      14.43      11.60      14.58      17.90      14.25         --         --
Rev Value No. of Units         --         --    418,976    488,871    542,851    855,100    642,376    113,876         --         --
Rev. Access No. of
   Units                       --         --     18,431     21,825     49,964    855,100    642,376    113,876         --         --
Rev. Extra No. of
   Units                       --         --    126,349    132,174    145,392    855,100    642,376    113,876         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --      14.67      11.76      14.75      18.06      14.35      14.42      13.41      10.00
Value at End of Year           --         --      15.79      14.67      11.76      14.75      18.06      14.35      14.42      13.41
No. of Units                   --         --      5,074      7,562     10,776     15,026     13,558     17,470    149,851     73,106

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --      14.43      11.60      14.58      17.90      14.25      14.36      13.39      10.00
Value at End of Year           --         --      15.49      14.43      11.60      14.58      17.90      14.25      14.36      13.39
No. of Units                   --         --     22,357     24,757     29,786     44,296     59,272     59,300  1,826,652    645,730

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --      14.67      11.76      14.74      18.06      14.35      14.42      13.41      10.00
Value at End of Year           --         --      15.79      14.67      11.76      14.74      18.06      14.35      14.42      13.41
No. of Units                   --         --     91,290     88,045     95,524    155,926    115,989     93,950    149,851     73,106

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --      14.43      11.60      14.58      17.90      14.25      14.36      13.39      10.00
Value at End of Year           --         --      15.49      14.43      11.60      14.58      17.90      14.25      14.36      13.39
No. of Units                   --         --    656,027    791,313    946,719  1,210,792  1,113,582  1,506,906  1,826,652    645,730

FINANCIAL SERVICES TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      16.44      15.49         --         --         --         --         --         --         --         --
Value at End of Year        20.00      16.44         --         --         --         --         --         --         --         --
Rev Value No. of Units    301,610    367,963         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                   10,516     12,681         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                   86,689    102,683         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --      15.79         --         --         --         --         --         --         --         --
Value at End of Year           --      16.80         --         --         --         --         --         --         --         --
No. of Units                   --      4,460         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      16.44      15.49         --         --         --         --         --         --         --         --
Value at End of Year        20.00      16.44         --         --         --         --         --         --         --         --
No. of Units               13,625     19,140         --         --         --         --         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year      16.80      15.79         --         --         --         --         --         --         --         --
Value at End of Year        20.49      16.80         --         --         --         --         --         --         --         --
No. of Units               22,512     59,620         --         --         --         --         --         --         --         --

Revolution, Declaration

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/05   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year $    16.44 $    15.49         --         --         --         --         --         --         --         --
Value at End of Year        20.00      16.44         --         --         --         --         --         --         --         --
No. of Units              377,881    502,999         --         --         --         --         --         --         --         --

FUNDAMENTAL GROWTH FUND (MERGED INTO "LARGE CAP GROWTH" EFF 11-1-04) - NAV SHARES (units first credited 11-15-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --       8.84       6.79       9.86      14.74      15.39      10.00         --         --
Value at End of Year           --         --       8.43       8.84       6.79       9.86      14.74      15.39         --         --
Rev Value No. of
   Units                       --         --         --    328,022    337,037    589,572    525,081     38,912         --         --
Rev. Access No. of
   Units                       --         --         --     49,535     66,283    589,572    525,081     38,912         --         --
Rev. Extra No. of
   Units                       --         --         --    135,376    123,943    589,572    525,081     38,912         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --       9.39       7.20      10.43      10.00         --         --         --         --
Value at End of Year           --         --       8.97       9.39       7.20      10.43         --         --         --         --
No. of Units                   --         --         --      5,248      5,264      8,119         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --       8.84       6.79       9.86      10.00         --         --         --         --
Value at End of Year           --         --       8.43       8.84       6.79       9.86         --         --         --         --
No. of Units                   --         --         --     11,404     10,008     24,747         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --       9.39       7.20      10.43      10.00         --         --         --         --
Value at End of Year           --         --       8.97       9.39       7.20      10.43         --         --         --         --
No. of Units                   --         --         --     46,190     33,826     64,187         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --       8.84       6.79       9.86      10.00         --         --         --         --
Value at End of Year           --         --       8.43       8.84       6.79       9.86         --         --         --         --
No. of Units                   --         --         --    117,743    114,921    167,698         --         --         --         --

FUNDAMENTAL VALUE FUND (REPLACED BY EQUITY INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 11-15-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --      11.12       8.75      10.73      11.68      10.43      10.00         --         --
Value at End of Year           --         --      12.70      11.12       8.75      10.73      11.68      10.43         --         --
Rev Value No. of Units         --         --  1,256,245    603,015    569,649    802,605    347,760     64,904         --         --
Rev. Access No. of
   Units                       --         --    143,234     78,791     85,139    802,605    347,760     64,904         --         --
Rev. Extra No. of
   Units                       --         --    371,180    210,263    177,846    802,605    347,760     64,904         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --       9.76       7.66       9.37      10.00         --         --         --         --
Value at End of Year           --         --      11.17         --         --         --         --         --         --         --
No. of Units                   --         --         --     50,632     50,632     50,632         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --      11.12       8.75      10.73      10.00         --         --         --         --
Value at End of Year           --         --      12.70         --         --         --         --         --         --         --
No. of Units                   --         --     22,289     21,714     23,612     30,710         --         --         --         --

FUNDAMENTAL VALUE FUND B (FORMERLY "LARGE CAP VALUE CORE SM") (MERGED INTO FUNDAMENTAL VALUE FUND EFF 11-01-04 - NAV SHARES (units first credited 8-10-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --      10.35       8.13      10.07      10.71      10.31      10.00         --         --
Value at End of Year           --         --      11.08      10.35       8.13      10.07      10.71      10.31         --         --
Rev Value No. of
   Units                       --         --         --    816,510    826,588  1,056,790    520,128     92,493         --         --
Rev. Access No. of
   Units                       --         --         --     71,994     80,764  1,056,790    520,128     92,493         --         --
Rev. Extra No. of
   Units                       --         --         --    204,107    195,857  1,056,790    520,128     92,493         --         --

GLOBAL BOND FUND (REPLACED BY GLOBAL BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --      13.85      12.10      10.31      10.60      10.00         --         --         --
Value at End of Year           --         --      15.13      13.85      12.10      10.31      10.60         --         --         --
Rev Value No. of Units         --         --    150,408    180,511    141,303     71,857         --         --         --         --
Rev. Access No. of
   Units                       --         --     31,596     32,488     28,155     71,857         --         --         --         --
Rev. Extra No. of
   Units                       --         --     76,355     87,529     39,131     71,857         --         --         --         --

Revolution, Declaration

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/05   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year                    --         -- $    13.96 $    12.20 $    10.39 $    10.68 $9.65$10.00        --         --
Value at End of Year           --         --      15.26      13.96      12.20      10.39      10.68       9.65         --         --
No. of Units                   --         --      9,431      9,647     11,396      5,140      8,203      8,837         --         --

GLOBAL BOND TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      13.86      15.13         --         --         --         --         --         --         --         --
Value at End of Year        14.41      13.86         --         --         --         --         --         --         --         --
Rev Value No. of Units    122,036    137,434         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                   24,419     26,043         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                   54,079     67,446         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      13.86      15.26         --         --         --         --         --         --         --         --
Value at End of Year        14.41      13.86         --         --         --         --         --         --         --         --
No. of Units                3,657      5,725         --         --         --         --         --         --         --         --

GROWTH & INCOME FUND (MERGED INTO GROWTH & INCOME TRUST II EFF 4-29-05) - NAV SHARES (units first credited 11-15-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --       6.95       5.66       7.36       8.82      10.00         --         --         --
Value at End of Year           --         --       7.61       6.95       5.66       7.36       8.82         --         --         --
Rev Value No. of Units         --         --  2,011,770  2,127,364  1,293,111  1,817,947     12,749         --         --         --
Rev. Access No. of
   Units                       --         --    149,584    160,565    126,954  1,817,947     12,749         --         --         --
Rev. Extra No. of
   Units                       --         --    747,950    802,120    416,961  1,817,947     12,749         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --      12.30       9.99      12.97      10.00         --         --         --         --
Value at End of Year           --         --      13.52      12.30       9.99      12.97         --         --         --         --
No. of Units                   --         --     15,633     16,765     11,472     17,169         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --       6.95       5.66       7.36      10.00         --         --         --         --
Value at End of Year           --         --       7.61       6.95       5.66       7.36         --         --         --         --
No. of Units                   --         --    283,703    306,082    182,202    225,112         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --      12.30       9.99      12.97      10.00         --         --         --         --
Value at End of Year           --         --      13.52      12.30       9.99      12.97         --         --         --         --
No. of Units                   --         --     54,413    145,833     26,987     92,665         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --       6.95       5.66       7.36      10.00         --         --         --         --
Value at End of Year           --         --       7.61       6.95       5.66       7.36         --         --         --         --
No. of Units                   --         --  2,038,882  2,463,202  1,034,165  1,326,556         --         --         --         --

GROWTH AND INCOME TRUST (FORMERLY, GROWTH & INCOME TRUST II) - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year       8.19       7.61         --         --         --         --         --         --         --         --
Value at End of Year         9.12       8.19         --         --         --         --         --         --         --         --
Rev Value No. of Units  1,509,917  1,762,597         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                  132,498    142,242         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                  522,234    682,260         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --      13.52         --         --         --         --         --         --         --         --
Value at End of Year           --      14.58         --         --         --         --         --         --         --         --
No. of Units                   --     14,829         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       8.19       7.61         --         --         --         --         --         --         --         --
Value at End of Year         9.12       8.19         --         --         --         --         --         --         --         --
No. of Units              206,970    254,401         --         --         --         --         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year      14.58      13.52         --         --         --         --         --         --         --         --
Value at End of Year        16.28      14.58         --         --         --         --         --         --         --         --
No. of Units               36,469     54,549         --         --         --         --         --         --         --         --

Revolution, Declaration

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/05   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year $     8.19 $     7.61         --         --         --         --         --         --         --         --
Value at End of Year         9.12       8.19         --         --         --         --         --         --         --         --
No. of Units            1,071,538  1,515,204         --         --         --         --         --         --         --         --

HEALTH SCIENCES FUND (REPLACED BY HEALTH SCIENCES TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --      10.00       7.69       9.73      10.00         --         --         --         --
Value at End of Year           --         --      10.98      10.00       7.69       9.73         --         --         --         --
Rev Value No. of Units         --         --    127,989    138,303    129,645    100,786         --         --         --         --
Rev. Access No. of
   Units                       --         --     13,508     15,522     15,340    100,786         --         --         --         --
Rev. Extra No. of
   Units                       --         --     65,016     60,627     33,411    100,786         --         --         --         --

HEALTH SCIENCES TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      12.75      10.98         --         --         --         --         --         --         --         --
Value at End of Year        13.65      12.75         --         --         --         --         --         --         --         --
Rev Value No. of Units    123,120    130,066         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                    1,574      4,983         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                   64,344     68,732         --         --         --         --         --         --         --         --

HIGH YIELD BOND FUND (REPLACED BY HIGH YIELD TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)

Contracts with no Optional Benefits
Value at Start of Year         --      10.57       9.90       8.60       9.12       9.04      10.27      10.00         --         --
Value at End of Year           --      10.25      10.57       9.90       8.60       9.12       9.04      10.27         --         --
Rev Value No. of Units         --      5,308    551,124    626,689    477,166    644,021    333,028     48,898         --         --
Rev. Access No. of
   Units                       --         --     89,295     97,589     77,833    644,021    333,028     48,898         --         --
Rev. Extra No. of
   Units                       --        855    238,160    234,126    149,911    644,021    333,028     48,898         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --      10.10       8.76       9.26       9.16      10.38      10.00         --         --
Value at End of Year           --         --      10.82      10.10       8.76       9.26       9.16      10.38         --         --
No. of Units                   --         --         --      6,229      2,466      2,470      2,473      2,423         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --       9.98       8.67       9.19       9.11      10.35      10.00         --         --
Value at End of Year           --         --      10.66       9.98       8.67       9.19       9.11      10.35         --         --
No. of Units                   --         --      5,093      6,395     11,108      9,657     10,644     11,541         --         --

HIGH YIELD TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      10.84      10.57         --         --         --         --         --         --         --         --
Value at End of Year        11.82      10.84         --         --         --         --         --         --         --         --
Rev Value No. of Units    410,632    466,579         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                   71,458     77,829         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                  150,806    211,533         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      10.84      10.66         --         --         --         --         --         --         --         --
Value at End of Year        11.82      10.84         --         --         --         --         --         --         --         --
No. of Units                3,881      4,281         --         --         --         --         --         --         --         --

INTERNATIONAL EQUITY INDEX FUND (REPLACED BY INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited
5-03-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --       9.49       6.77      10.00         --         --         --         --         --
Value at End of Year           --         --      11.27       9.49       6.77         --         --         --         --         --
Rev Value No. of Units         --         --    211,686    206,714      9,558         --         --         --         --         --
Rev. Access No. of
   Units                       --         --     34,893     31,853        906         --         --         --         --         --
Rev. Extra No. of
   Units                       --         --    100,560    101,328      4,383         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --       9.61       6.84       8.14      10.32      12.62      10.00         --         --
Value at End of Year           --         --      11.44       9.61       6.84       8.14      10.32      12.62         --         --
No. of Units                   --         --      8,050      8,075      8,099      8,123      8,148         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --       9.49       6.77       8.08      10.27      12.59      10.00         --         --
Value at End of Year           --         --      11.27       9.49       6.77       8.08      10.27      12.59         --         --
No. of Units                   --         --     10,689     10,664     13,070     14,510     19,558     18,759         --         --

Revolution, Declaration

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/05   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
INTERNATIONAL EQUITY INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year $    13.01 $    11.29         --         --         --         --         --         --         --         --
Value at End of Year        16.33      13.01         --         --         --         --         --         --         --         --
Rev Value No. of Units    670,804    695,650         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                  116,598    128,613         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                  246,859    257,269         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --      11.44         --         --         --         --         --         --         --         --
Value at End of Year           --      13.24         --         --         --         --         --         --         --         --
No. of Units                   --      8,026         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      13.01       9.49         --         --         --         --         --         --         --         --
Value at End of Year        16.33      13.01         --         --         --         --         --         --         --         --
No. of Units                9,829      9,943         --         --         --         --         --         --         --         --

JANUS ASPEN GLOBAL TECHNOLOGY (MERGED INTO TOTAL STOCK MARKET INDEX TRUST EFF 4-29-05)SERVICE CLASS SHARES
(units first credited 5-01-2003)

Contracts with no Optional Benefits
Value at Start of Year         --         --      13.67      10.04         --         --         --         --         --         --
Value at End of Year           --         --      13.58      13.67         --         --         --         --         --         --
Rev Value No. of Units         --         --     10,639     18,973         --         --         --         --         --         --
Rev. Access No. of
   Units                       --         --      1,095      1,101         --         --         --         --         --         --
Rev. Extra No. of
   Units                       --         --      4,092      2,704         --         --         --         --         --         --

JANUS ASPEN WORLDWIDE GROWTH (MERGED INTO INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05)SERVICE CLASS SHARES
(units first credited 11-01-2000)

Contracts with no Optional Benefits
Value at Start of Year         --         --       6.19       5.07       6.90       9.04      10.00         --         --         --
Value at End of Year           --         --       6.39       6.19       5.07       6.90       9.04         --         --         --
Rev Value No. of Units         --         --    178,127    214,502    229,005    322,018    128,709         --         --         --
Rev. Access No. of
   Units                       --         --     35,764     47,215     42,016    322,018    128,709         --         --         --
Rev. Extra No. of
   Units                       --         --     52,533     53,367     51,239    322,018    128,709         --         --         --

LARGE CAP GROWTH FUND (REPLACED BY BLUE CHIP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 3-03-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --       7.19       5.79       8.13      10.00         --         --         --         --
Value at End of Year           --         --       7.41       7.19       5.79       8.13         --         --         --         --
Rev Value No. of Units         --         --  1,439,838    540,715    167,749     77,662         --         --         --         --
Rev. Access No. of
   Units                       --         --    146,532     49,259     10,413     77,662         --         --         --         --
Rev. Extra No. of
   Units                       --         --    489,849    128,549     20,683     77,662         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --       7.28       5.85       8.19      10.03      12.34      10.00         --         --
Value at End of Year           --         --       7.52       7.28       5.85       8.19      10.03      12.34         --         --
No. of Units                   --         --     17,276     12,579     13,586     48,418     49,959     38,907         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --       7.19       5.79       8.13       9.98      12.31      10.00         --         --
Value at End of Year           --         --       7.41       7.19       5.79       8.13       9.98      12.31         --         --
No. of Units                   --         --     59,258     50,560     53,908     74,845     86,341     72,822         --         --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --       6.97         --         --         --         --         --         --         --
Value at End of Year           --         --       7.52         --         --         --         --         --         --         --
No. of Units                   --         --     34,293         --         --         --         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --       6.87         --         --         --         --         --         --         --
Value at End of Year           --         --       7.41         --         --         --         --         --         --         --
No. of Units                   --         --    142,526         --         --         --         --         --         --         --

LARGE CAP GROWTH FUND B (FORMERLY LARGE CAP AGGRESSIVE GROWTH FUND) (MERGED INTO LARGE CAP GROWTH FUND EFF. 11-1-04) - NAV SHARES
(units first credited 8-10-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --       7.13       5.48       8.09       9.60      11.97      10.00         --         --
Value at End of Year           --         --       6.81       7.13       5.48       8.09       9.60      11.97         --         --
Rev Value No. of Units         --         --         --    609,843    681,954  1,205,414  1,040,129    178,388         --         --
Rev. Access No. of
   Units                       --         --         --     45,760     78,966  1,205,414  1,040,129    178,388         --         --
Rev. Extra No. of
   Units                       --         --         --    294,010    322,673  1,205,414  1,040,129    178,388         --         --

Revolution, Declaration

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/05   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year         --    $  3.70         --         --         --         --         --         --         --         --
Value at End of Year           --       3.71         --         --         --         --         --         --         --         --
Rev Value No. of Units         --    975,667         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                       --    100,095         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                       --    159,332         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --       7.31         --         --         --         --         --         --         --         --
Value at End of Year           --      11.77         --         --         --         --         --         --         --         --
No. of Units                   --      4,708         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --       3.70         --         --         --         --         --         --         --         --
Value at End of Year           --       3.71         --         --         --         --         --         --         --         --
No. of Units                   --    118,078         --         --         --         --         --         --         --         --

LARGE CAP VALUE FUND (REPLACED BY EQUITY INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --      12.08       9.75      11.38      10.00         --         --         --         --
Value at End of Year           --         --      13.72      12.08       9.75      11.38         --         --         --         --
Rev Value No. of Units         --         --    619,096    601,394    483,868    334,667         --         --         --         --
Rev. Access No. of
   Units                       --         --     94,674     91,386     50,708    334,667         --         --         --         --
Rev. Extra No. of
   Units                       --         --    209,987    155,358     97,450    334,667         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --      12.23       9.84      11.46      11.44      10.22      10.00         --         --
Value at End of Year           --         --      13.93      12.23       9.84      11.46      11.44      10.22         --         --
No. of Units                   --         --     22,174     54,141     54,818     47,784     47,784     36,375         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --      12.08       9.75      11.38      11.38      10.20      10.00         --         --
Value at End of Year           --         --      13.72      12.08       9.75      11.38      11.38      10.20         --         --
No. of Units                   --         --     35,552     40,103     45,084     69,954     80,984    101,992         --         --

MANAGED FUND (MERGED INTO MANAGED TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --       9.41       8.00       9.34       9.73      10.00         --         --         --
Value at End of Year           --         --      10.05       9.41       8.00       9.34       9.73         --         --         --
Rev Value No. of Units         --         --  1,168,263  1,277,365  1,159,355    868,814         89         --         --         --
Rev. Access No. of
   Units                       --         --     65,821     73,227     80,473    868,814         89         --         --         --
Rev. Extra No. of
   Units                       --         --    166,993    185,973    154,757    868,814         89         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --      10.31       8.77      10.24      10.67      10.80      10.00         --         --
Value at End of Year           --         --      11.02      10.31       8.77      10.24      10.67      10.80         --         --
No. of Units                   --         --     16,131     17,668     19,124     20,975     26,890     25,357         --         --

MANAGED TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      10.19      10.05         --         --         --         --         --         --         --         --
Value at End of Year        10.82      10.19         --         --         --         --         --         --         --         --
Rev Value No. of Units    837,115  1,037,978         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                   31,340     61,630         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                  153,056    163,956         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      11.17      11.02         --         --         --         --         --         --         --         --
Value at End of Year        11.86      11.17         --         --         --         --         --         --         --         --
No. of Units               10,572     14,098         --         --         --         --         --         --         --         --

MFS INVESTORS GROWTH STOCK FUND (MERGED INTO 500 INDEX TRUST EFF 4-29-05) - INITIAL CLASS SHARES (units first credited 8-10-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --       7.46       6.14       8.58      11.45      12.36      10.00         --         --
Value at End of Year           --         --       8.05       7.46       6.14       8.58      11.45      12.36         --         --
Rev Value No. of Units         --         --    641,118    715,159    723,032  1,280,675    971,077    158,192         --         --
Rev. Access No. of
   Units                       --         --    121,589    132,909    146,522  1,280,675    971,077    158,192         --         --
Rev. Extra No. of
   Units                       --         --    253,985    281,892    331,636  1,280,675    971,077    158,192         --         --

Revolution, Declaration

                         YEAR     YEAR     YEAR      YEAR    YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/05 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
MFS NEW DISCOVERY FUND (MERGED INTO SMALL CAP INDEX TRUST EFF 4-29-05) - INITIAL CLASS SHARES (units first credited 5-01-2001)

Contracts with no Optional Benefits
Value at Start of Year       --       -- $  12.35 $   9.35 $  13.85 $  14.77 $  15.26  $ 10.00       --       --
Value at End of Year         --       --    12.99    12.35     9.35    13.85    14.77    15.26       --       --
Rev Value No. of Units       --       --  225,250  256,805  277,963  533,377      431   36,557       --       --
Rev. Access No. of
   Units                     --       --   57,556   76,297   83,268  533,377  431,090   36,557       --       --
Rev. Extra No. of
   Units                     --       --  103,634  117,145  144,140  533,377  431,090   36,557       --       --

MFS RESEARCH FUND (SHARES MERGED INTO TOTAL STOCK MARKET INDEX TRUST EFF 4-29-05) - INITIAL CLASS SHARES (units first credited 8-10-1999)

Contracts with no Optional Benefits
Value at Start of Year       --       --     7.95     6.46     8.67    11.14    11.86    10.00       --       --
Value at End of Year         --       --     9.10     7.95     6.46     8.67    11.14    11.86       --       --
Rev Value No. of Units       --       --  517,686  578,045  621,468  970,571  672,010   73,452       --       --
Rev. Access No. of
   Units                     --       --   38,062   49,422   68,797  970,571  672,010   73,452       --       --
Rev. Extra No. of
   Units                     --       --  160,507  183,241  177,806  970,571  672,010   73,452       --       --

MID CAP GROWTH FUND (REPLACED BY MID CAP STOCK TRUST EFF 4-29-05) - NAV SHARES (units first credited 8-10-1999)

Contracts with no Optional Benefits
Value at Start of Year       --       --    23.49    16.19    20.79    20.47    18.98    18.07       --       --
Value at End of Year         --       --    25.90    23.49    16.19    20.79    20.47    18.98       --       --
Rev Value No. of Units                --  210,494  228,854  200,020  242,085  136,439   14,779       --       --
Rev. Access No. of
   Units                     --       --   28,188   29,359   29,475  242,085  136,439   14,779       --       --
Rev. Extra No. of
   Units                     --       --   65,986   67,961   57,788  242,085  136,439   14,779       --       --

MID CAP INDEX TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year    12.15    11.31       --       --       --       --       --       --       --       --
Value at End of Year      13.17    12.15       --       --       --       --       --       --       --       --
Rev Value No. of Units   56,057   52,742       --       --       --       --       --       --       --       --
Rev. Access No. of
   Units                 10,746   11,718       --       --       --       --       --       --       --       --
Rev. Extra No. of
   Units                  6,412    6,834       --       --       --       --       --       --       --       --

MID CAP STOCK TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year    30.14    25.90       --       --       --       --       --       --       --       --
Value at End of Year      33.84    30.14       --       --       --       --       --       --       --       --
Rev Value No. of Units  181,786  207,932       --       --       --       --       --       --       --       --
Rev. Access No. of
   Units                 24,574   25,048       --       --       --       --       --       --       --       --
Rev. Extra No. of
   Units                 60,077   63,351       --       --       --       --       --       --       --       --

MID CAP VALUE B FUND (FORMERLY, SMALL MIDCAP CORE FUND) (MERGED INTO MID VALUE TRUST EFF 4-29-05) - NAV SHARES
(units first credited 5-03-1999)

Contracts with no Optional Benefits
Value at Start of Year       --       --    15.68    10.94    13.06    13.16    12.73    11.00       --       --
Value at End of Year         --       --    18.39    15.68    10.94    13.06    13.16    12.73       --       --
Rev Value No. of Units       --       --  293,358  231,918  215,620  220,092  114,891    9,532       --       --
Rev. Access No. of
   Units                     --       --   54,371   39,919   41,956  220,092  114,891    9,532       --       --
Rev. Extra No. of
   Units                     --       --  128,593   70,945   67,848  220,092  114,891    9,532       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --    14.91    10.38    12.36    12.42    11.99    10.00       --       --
Value at End of Year         --       --    17.53    14.91    10.38    12.36    12.42    11.99       --       --
No. of Units                 --       --    9,924    4,305    5,358    6,506    6,516    5,870       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --    14.73    10.27    12.27    12.36    11.96    10.00       --       --
Value at End of Year         --       --    17.27    14.73    10.27    12.27    12.36    11.96       --       --
No. of Units                 --       --   16,112   16,311   15,084   19,421   16,718   12,272       --       --

MID CAP VALUE FUND (MERGED INTO MID CAP VALUE B FUND EFF. 11-01-04) - NAV SHARES (units first credited 5-01-2003)

Contracts with no Optional Benefits
Value at Start of Year       --       --    13.56    10.00       --       --       --       --       --       --
Value at End of Year         --       --    14.77    13.56       --       --       --       --       --       --
Rev Value No. of Units       --       --       --   27,470       --       --       --       --       --       --
Rev. Access No. of
   Units                     --       --       --    8,029       --       --       --       --       --       --
Rev. Extra No. of
   Units                     --       --       --   32,051       --       --       --       --       --       --

Revolution, Declaration

                          YEAR       YEAR       YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                          ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                        12/31/05   12/31/05   12/31/04  12/31/03  12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                       ---------- ---------- --------- --------- --------- --------- -------- -------- -------- --------
MID VALUE TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year $    19.50 $    18.39        --        --        --        --       --       --       --       --
Value at End of Year        23.18      19.50        --        --        --        --       --       --       --       --
Rev Value No. of Units    253,569    300,424        --        --        --        --       --       --       --       --
Rev. Access No. of
   Units                   37,722     39,761        --        --        --        --       --       --       --       --
Rev. Extra No. of
   Units                  101,242    115,752        --        --        --        --       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --      17.53        --        --        --        --       --       --       --       --
Value at End of Year           --      18.64        --        --        --        --       --       --       --       --
No. of Units                   --      9,229        --        --        --        --       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      18.32      17.27        --        --        --        --       --       --       --       --
Value at End of Year        21.77      18.32        --        --        --        --       --       --       --       --
No. of Units                7,555     12,517        --        --        --        --       --       --       --       --

MONEY MARKET FUND (REPLACED BY MONEY MARKET TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-01-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --     10.12     10.15     10.12     10.00       --       --       --       --
Value at End of Year           --         --     10.10     10.12     10.15     10.12       --       --       --       --
Rev Value No. of Units         --         -- 1,589,131 2,054,260 2,479,251 4,289,180       --       --       --       --
Rev. Access No. of
   Units                       --         --   333,841   346,239 1,018,815 4,289,180       --       --       --       --
Rev. Extra No. of
   Units                       --         --   549,370   837,553 1,371,649 4,289,180       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --     12.16     12.17     12.11     10.00       --       --       --       --
Value at End of Year           --         --     12.17     12.16     12.17     12.11       --       --       --       --
No. of Units                   --         --    65,316    83,691    86,772    92,991       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --     10.12     10.15     10.12     10.00       --       --       --       --
Value at End of Year           --         --     10.10     10.12     10.15     10.12       --       --       --       --
No. of Units                   --         --    63,446    62,638    67,782    53,661       --       --       --       --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --     12.16     12.17     12.11     10.00       --       --       --       --
Value at End of Year           --         --     12.17     12.16     12.17     12.11       --       --       --       --
No. of Units                   --         --    17,913    23,367    28,641    20,225       --       --       --       --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --     10.12     10.15     10.12     10.00       --       --       --       --
Value at End of Year           --         --     10.10     10.12     10.15     10.12       --       --       --       --
No. of Units                   --         --   288,851   412,229   552,435   457,386       --       --       --       --

MONEY MARKET TRUST B - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      10.27      10.10        --        --        --        --       --       --       --       --
Value at End of Year        10.62      10.27        --        --        --        --       --       --       --       --
Rev Value No. of Units  1,222,919  1,263,530        --        --        --        --       --       --       --       --
Rev. Access No. of
   Units                  217,207    246,064        --        --        --        --       --       --       --       --
Rev. Extra No. of
   Units                  545,460    469,050        --        --        --        --       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year      12.40      12.17        --        --        --        --       --       --       --       --
Value at End of Year        12.86      12.40        --        --        --        --       --       --       --       --
No. of Units                7,794     63,596        --        --        --        --       --       --       --       --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      10.27      10.10        --        --        --        --       --       --       --       --
Value at End of Year        10.62      10.27        --        --        --        --       --       --       --       --
No. of Units               60,716     53,013        --        --        --        --       --       --       --       --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year      12.40      12.17        --        --        --        --       --       --       --       --
Value at End of Year        12.86      12.40        --        --        --        --       --       --       --       --
No. of Units               10,752     13,773        --        --        --        --       --       --       --       --

Revolution, Declaration

                           YEAR      YEAR        YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/05   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year $    10.27 $    10.10         --         --         --         --         --         --         --         --
Value at End of Year        10.62      10.27         --         --         --         --         --         --         --         --
No. of Units              189,082    213,156         --         --         --         --         --         --         --         --

OVERSEAS EQUITY B FUND (MERGED INTO OVERSEAS EQUITY TRUST EFF 4-29-05) - NAV SHARES (units first credited 11-15-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --       8.79       6.72       8.33      10.00         --         --         --         --
Value at End of Year           --         --       9.64       8.79       6.72       8.33         --         --         --         --
Rev Value No. of Units         --         --    694,057    301,848    190,914     20,457         --         --         --         --
Rev. Access No. of
   Units                       --         --    102,357     16,942     18,535     20,457         --         --         --         --
Rev. Extra No. of
   Units                       --         --    262,113    137,661     75,514     20,457         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --       8.90       6.79       8.39      10.72      12.94      10.00         --         --
Value at End of Year           --         --       9.78       8.90       6.79       8.39      10.72      12.94         --         --
No. of Units                   --         --      5,820      4,791      6,084      7,494      7,506      5,408         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --       8.79       6.72       8.33      10.66      12.91      10.00         --         --
Value at End of Year           --         --       9.64       8.79       6.72       8.33      10.66      12.91         --         --
No. of Units                   --         --     43,870     38,739     42,177     48,242     50,459     21,856         --         --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --       8.90       6.79      10.00         --         --         --         --         --
Value at End of Year           --         --       9.78       8.90       6.79         --         --         --         --         --
No. of Units                   --         --      9,076      7,752      7,963         --         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --       8.79       6.72      10.00         --         --         --         --         --
Value at End of Year           --         --       9.64       8.79       6.72         --         --         --         --         --
No. of Units                   --         --     95,289    102,807    103,370         --         --         --         --         --

OVERSEAS EQUITY C FUND (FORMERLY "EMERGING MARKETS EQUITY" (MERGED INTO OVERSEAS EQUITY B FUND EFF 11-1-04)) - NAV SHARES
(units first credited 5-03-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --      14.06       9.07       9.85      10.00         --         --         --         --
Value at End of Year           --         --      15.37      14.06       9.07       9.85         --         --         --         --
Rev Value No. of Units         --         --         --     33,986     17,395      7,941         --         --         --         --
Rev. Access No. of
   Units                       --         --         --      4,792      2,150      7,941         --         --         --         --
Rev. Extra No. of
   Units                       --         --         --     20,573      7,320      7,941         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --      14.06       9.07       9.85      10.35      17.48      10.00         --         --
Value at End of Year           --         --      15.37      14.06       9.07       9.85      10.35      17.48         --         --
No. of Units                   --         --         --      6,003      8,809      7,313      7,636      8,609         --         --

OVERSEAS EQUITY FUND (MERGED INTO OVERSEAS EQUITY B FUND EFF 11-01-2004) - NAV SHARES (units first credited 8-10-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --      13.75       9.96      10.76      11.65      12.98      12.24         --         --
Value at End of Year           --         --      14.08      13.75       9.96      10.76      11.65      12.98         --         --
Rev Value No. of Units         --         --         --    201,570    174,540    128,318     63,735      5,361         --         --
Rev. Access No. of
   Units                       --         --         --     35,964     24,431    128,318     63,735      5,361         --         --
Rev. Extra No. of
   Units                       --         --         --     41,367     28,672    128,318     63,735      5,361         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --      10.76       7.79       8.42       9.12      10.16      10.00         --         --
Value at End of Year           --         --      11.01      10.76       7.79       8.42       9.12      10.16         --         --
No. of Units                   --         --         --      6,486      4,448      4,508      5,357      6,608         --         --

OVERSEAS EQUITY TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      11.27       9.64         --         --         --         --         --         --         --         --
Value at End of Year        13.33      11.27         --         --         --         --         --         --         --         --
Rev Value No. of Units    583,528    613,845         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                   60,848     82,171         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                  215,947    217,607         --         --         --         --         --         --         --         --

Revolution, Declaration

                           YEAR      YEAR        YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/05   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         -- $     9.78         --         --         --         --         --         --         --         --
Value at End of Year           --      11.47         --         --         --         --         --         --         --         --
No. of Units                   --      4,986         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      11.27       9.64         --         --         --         --         --         --         --         --
Value at End of Year        13.33      11.27         --         --         --         --         --         --         --         --
No. of Units               25,085     36,329         --         --         --         --         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year      11.47       9.78         --         --         --         --         --         --         --         --
Value at End of Year        13.60      11.47         --         --         --         --         --         --         --         --
No. of Units                2,952     12,021         --         --         --         --         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      11.27       9.64         --         --         --         --         --         --         --         --
Value at End of Year        13.33      11.27         --         --         --         --         --         --         --         --
No. of Units               73,639     80,279         --         --         --         --         --         --         --         --

REAL ESTATE EQUITY FUND (REPLACED BY REAL ESTATE SECURITIES TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --      15.47      11.44      11.43      10.95      10.00         --         --         --
Value at End of Year           --         --      20.85      15.47      11.44      11.43      10.95         --         --         --
Rev Value No. of Units         --         --    253,425    267,781    217,276    138,332      1,766         --         --         --
Rev. Access No. of
   Units                       --         --     31,913     48,314     48,847    138,332      1,766         --         --         --
Rev. Extra No. of
   Units                       --         --     88,926     86,358     68,106    138,332      1,766         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --      17.95      13.24      13.20      12.61       9.63      10.00         --         --
Value at End of Year           --         --      24.26      17.95      13.24      13.20      12.61       9.63         --         --
No. of Units                   --         --     10,542     11,719     11,722     11,726     11,730     11,845         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --      17.72      13.11      13.10      12.54       9.60      10.00         --         --
Value at End of Year           --         --      23.89      17.72      13.11      13.10      12.54       9.60         --         --
No. of Units                   --         --      6,087      6,937      3,182      2,869      2,599      2,363         --         --

REAL ESTATE SECURITIES TRUST B - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      23.12      20.85         --         --         --         --         --         --         --         --
Value at End of Year        31.55      23.12         --         --         --         --         --         --         --         --
Rev Value No. of Units    210,402    235,518         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                   22,181     25,551         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                   63,742     72,842         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --      24.26         --         --         --         --         --         --         --         --
Value at End of Year           --      57.17         --         --         --         --         --         --         --         --
No. of Units                   --      4,971         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      23.12      23.89         --         --         --         --         --         --         --         --
Value at End of Year        31.55      23.12         --         --         --         --         --         --         --         --
No. of Units                7,545      9,394         --         --         --         --         --         --         --         --

SHORT-TERM BOND FUND (MERGED INTO SHORT TERM BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --      15.04      14.82      14.20      13.30      12.48      12.34         --         --
Value at End of Year           --         --      15.07      15.04      14.82      14.20      13.30      12.48         --         --
Rev Value No. of Units         --         --    765,939    884,537    621,051    440,240    126,421     15,433         --         --
Rev. Access No. of
   Units                       --         --     98,324    118,364    132,895    440,240    126,421     15,433         --         --
Rev. Extra No. of
   Units                       --         --    162,310    185,025    158,441    440,240    126,421     15,433         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --      12.41      12.20      11.66      10.89      10.19      10.00         --         --
Value at End of Year           --         --      12.46      12.41      12.20      11.66      10.89      10.19         --         --
No. of Units                   --         --         --         --         --         --         --      4,987         --         --

Revolution, Declaration

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/05   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         -- $    12.26 $    12.08 $    11.57 $    10.84 $    10.17 $    10.00         --         --
Value at End of Year           --         --      12.28      12.26      12.08      11.57      10.84      10.17         --         --
No. of Units                   --         --      7,734      7,829      5,826      6,019      6,207      5,058         --         --

SHORT-TERM BOND TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      15.20      15.07         --         --         --         --         --         --         --         --
Value at End of Year        15.70      15.20         --         --         --         --         --         --         --         --
Rev Value No. of Units    513,093    617,842         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                   67,792     79,284         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                  140,163    141,094         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $ 250,000
Value at Start of Year      12.39      12.28         --         --         --         --         --         --         --         --
Value at End of Year        12.79      12.39         --         --         --         --         --         --         --         --
No. of Units                5,002      7,197         --         --         --         --         --         --         --         --

SMALL CAP EMERGING GROWTH FUND (MERGED INTO SMALL CAP GROWTH TRUST EFF 4-29-05)- NAV SHARES (units first credited 11-15-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --       8.23       5.60       7.90       8.30      10.00         --         --         --
Value at End of Year           --         --       8.90       8.23       5.60       7.90       8.30         --         --         --
Rev Value No. of Units         --         --    692,587    116,428    110,281     79,406        535         --         --         --
Rev. Access No. of
   Units                       --         --     66,206     12,351      8,332     79,406        535         --         --         --
Rev. Extra No. of
   Units                       --         --    200,297     28,761     30,007     79,406        535         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --       8.62       5.85       8.23       8.64       9.58      10.00         --         --
Value at End of Year           --         --       9.34       8.62       5.85       8.23       8.64       9.58         --         --
No. of Units                   --         --      4,203      7,749      8,574         --         --      1,452         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $ 250,000
Value at Start of Year         --         --       8.52       5.79       8.17       8.60       9.56      10.00         --         --
Value at End of Year           --         --       9.21       8.52       5.79       8.17       8.60       9.56         --         --
No. of Units                   --         --     48,346     12,101     14,125     12,245     16,236     14,326         --         --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --       8.52         --         --         --         --         --         --         --
Value at End of Year           --         --       9.34         --         --         --         --         --         --         --
No. of Units                   --         --     23,421         --         --         --         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year         --         --       8.40         --         --         --         --         --         --         --
Value at End of Year           --         --       9.21         --         --         --         --         --         --         --
No. of Units                   --         --    316,019         --         --         --         --         --         --         --

SMALL CAP GROWTH FUND (MERGED INTO SMALL CAP EMERGING GROWTH FUND EFF 11-01-04) - NAV SHARES (units first credited 11-15-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --      12.39       9.81      14.19      16.44      21.19      14.27         --         --
Value at End of Year           --         --      12.27      12.39       9.81      14.19      16.44      21.19         --         --
Rev Value No. of Units         --         --         --    428,036    448,285    715,728    608,753     59,529         --         --
Rev. Access No. of
   Units                       --         --         --     41,073     45,628    715,728    608,753     59,529         --         --
Rev. Extra No. of
   Units                       --         --         --    143,040    134,266    715,728    608,753     59,529         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --      14.55      11.49      16.57      10.00         --         --         --         --
Value at End of Year           --         --      14.43      14.55      11.49      16.57         --         --         --         --
No. of Units                   --         --         --      2,478      2,478      2,702         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $ 250,000
Value at Start of Year         --         --      12.39       9.81      14.19      10.00         --         --         --         --
Value at End of Year           --         --      12.27      12.39       9.81      14.19         --         --         --         --
No. of Units                   --         --         --     29,375     31,651     35,009         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year         --         --      14.55      11.49      16.57      10.00         --         --         --         --
Value at End of Year           --         --      14.43      14.55      11.49      16.57         --         --         --         --
No. of Units                   --         --         --     24,095     29,369     50,072         --         --         --         --

Revolution, Declaration

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/05   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000

Value at Start of Year         --         -- $    12.39 $     9.81 $    14.19 $    10.00         --         --         --         --
Value at End of Year           --         --      12.27      12.39       9.81      14.19         --         --         --         --
No. of Units                   --         --         --    250,519    270,532    334,521         --         --         --         --

SMALL CAP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      10.31       8.90         --         --         --         --         --         --         --         --
Value at End of Year        11.56      10.31         --         --         --         --         --         --         --         --
Rev Value No. of Units    561,876    650,669         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                   51,201     51,319         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                  170,356    182,932         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year      10.85       9.34         --         --         --         --         --         --         --         --
Value at End of Year        12.19      10.85         --         --         --         --         --         --         --         --
No. of Units                4,203      4,203         --         --         --         --         --         --         --         --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      10.67       9.21         --         --         --         --         --         --         --         --
Value at End of Year        11.95      10.67         --         --         --         --         --         --         --         --
No. of Units               18,525     42,275         --         --         --         --         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year      10.85       9.34         --         --         --         --         --         --         --         --
Value at End of Year        12.19      10.85         --         --         --         --         --         --         --         --
No. of Units               10,518     25,657         --         --         --         --         --         --         --         --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year      10.67       9.21         --         --         --         --         --         --         --         --
Value at End of Year        11.95      10.67         --         --         --         --         --         --         --         --
No. of Units              183,334    268,773         --         --         --         --         --         --         --         --

SMALL CAP INDEX TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      12.49      12.99         --         --         --         --         --         --         --         --
Value at End of Year        14.51      12.49         --         --         --         --         --         --         --         --
Rev Value No. of Units    193,514    214,291         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                   52,121     53,815         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                   88,093     95,089         --         --         --         --         --         --         --         --

SMALL CAP VALUE FUND (MERGED INTO SMALL CAP VALUE TRUST EFF 4-29-05) - NAV SHARES (units first credited 8-10-1999)

Contracts with no Optional Benefits
Value at Start of Year         --      25.43      20.54      15.07      16.31      13.87      10.46      10.00         --         --
Value at End of Year           --      27.44      25.43      20.54      15.07      16.31      13.87      10.46         --         --
Rev Value No. of Units         --    377,974    444,257    467,842    467,201    546,648    241,338         --         --         --
Rev. Access No. of
   Units                       --     60,124     63,114     79,351     81,318    546,648    241,338         --         --         --
Rev. Extra No. of
   Units                       --    112,417    123,938    137,936    128,046    546,648    241,338         --         --         --

SMALL CAP VALUE TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      27.44      25.43         --         --         --         --         --         --         --         --
Value at End of Year        32.34      27.44         --         --         --         --         --         --         --         --
Rev Value No. of Units    333,449    377,974         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                   48,214     60,124         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                   99,137    112,417         --         --         --         --         --         --         --         --

TOTAL RETURN BOND FUND (REPLACED BY TOTAL RETURN TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2003)

Contracts with no Optional Benefits
Value at Start of Year         --         --      10.11      10.00         --         --         --         --         --         --
Value at End of Year           --         --      10.46      10.11         --         --         --         --         --         --
Rev Value No. of Units         --         --    101,935     85,139         --         --         --         --         --         --
Rev. Access No. of
   Units                       --         --      9,789     10,515         --         --         --         --         --         --
Rev. Extra No. of
   Units                       --         --     44,923     61,613         --         --         --         --         --         --

Revolution, Declaration

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/05   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
TOTAL RETURN TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year $    10.63 $    10.46         --         --         --         --         --         --         --         --
Value at End of Year        10.88      10.63         --         --         --         --         --         --         --         --
Rev Value No. of Units    158,257    154,807         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                   14,272     14,021         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                   87,943     74,581         --         --         --         --         --         --         --         --

TOTAL STOCK MARKET INDEX TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year      12.74      12.50         --         --         --         --         --         --         --         --
Value at End of Year        14.51      12.74         --         --         --         --         --         --         --         --
Rev Value No. of Units  1,117,167  1,350,669         --         --         --         --         --         --         --         --
Rev. Access No. of
   Units                  130,048    154,546         --         --         --         --         --         --         --         --
Rev. Extra No. of
   Units                  405,193    440,425         --         --         --         --         --         --         --         --

                                     PART B

                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                               dated May 1, 2007

                          [JOHN HANCOCK ANNUITIES LOGO]

                       Statement of Additional Information
                        John Hancock Variable Account JF

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of deferred combination fixed and variable annuity contracts (singly, a "CONTRACT and collectively, the "CONTRACTS" issued by JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO") in all jurisdictions as follows:

                         PROSPECTUSES ISSUED BY JHVLICO
           ( to be read with this Statement of Additional Information)

                          Declaration Variable Annuity
                            Patriot Variable Annuity
                       Revolution Access Variable Annuity
                        Revolution Extra Variable Annuity
                        Revolution Value Variable Annuity

Unless otherwise specified, "WE," "US," "OUR," or a "COMPANY" refers to the applicable issuing company of a Contract. You, the contract owner, should refer to the first page of your variable annuity contract for the name of your issuing company.

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

           JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
        Annuity Service Office              Mailing Address
        601 Congress Street                 Post Office Box 55106
        Boston, Massachusetts 02210-2805    Boston, Massachusetts
        (617) 663-3000 or (800) 732-5543    02205-5106
                                            www.jhannuities.com
                                       1

                                Table of Contents

DISTRIBUTION..................................................  3
  SPECIAL COMPENSATION AND REIMBURSEMENT
  ARRANGEMENTS................................................  3
CALCULATION OF PERFORMANCE DATA...............................  6
  MONEY MARKET VARIABLE INVESTMENT OPTIONS....................  6
  OTHER VARIABLE INVESTMENT OPTIONS...........................  6
    "Standardized" Total Return...............................  6
    Yield.....................................................  7
    "Non-Standardized" Performance............................  7
OTHER PERFORMANCE INFORMATION.................................  7
CALCULATION OF ANNUITY PAYMENTS...............................  7
    Calculation of Annuity Units..............................  7
    Annuity Unit Values.......................................  8
    Mortality Tables .........................................  9
ADDITIONAL INFORMATION ABOUT DETERMINING
UNIT VALUES...................................................  9
    Net Investment Rate.......................................  9
    Adjustment of Units and Values............................  9
    Hypothetical Examples Illustrating the
    Calculation of Accumulation Unit Values and
    Annuity Unit Values.......................................  9
PURCHASES AND REDEMPTIONS OF FUND SHARES......................  10
THE SEPARATE ACCOUNT..........................................  10
DELAY OF CERTAIN PAYMENTS.....................................  10
LIABILITY FOR TELEPHONE TRANSFERS.............................  10
VOTING PRIVILEGES.............................................  11
LEGAL AND REGULATORY MATTERS..................................  11
FINANCIAL STATEMENTS..........................................  12

                                  Distribution

John Hancock Distributors, LLC, ("JH Distributors"), an affiliate of JHLICO, now serves as principal underwriter of the Contract interests described in the respective prospectuses. These Contract interests are offered on a continuous basis. Prior to May 1, 2006, Signator Investors, Inc. ("Signator"), a subsidiary of John Hancock Life Insurance Company, an affiliate of ours, served as the principal underwriter of the Contracts. The aggregate dollar amounts of underwriting commissions paid to Signator in 2006, 2005 and 2004 were $1,100,644, $6,482,728 and $14,434,824, respectively. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2006, 2005, and 2004 were $516,555,523, $510,874,858 and $403,619,081, respectively.

SPECIAL COMPENSATION AND REIMBURSEMENT ARRANGEMENTS

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.

The registered representative through whom your Contract is sold will be compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We may, directly or through JHD, make, either from 12b-1 distribution fees received from the Contracts' underlying investment funds or out of our own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.

We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.

The categories of payments that we provide, directly or through JHD, to firms are described below. These categories are not mutually exclusive and we may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in our efforts to promote the sale of the Contracts. We agree with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. We determine which firms to support and the extent of the payments it is willing to make. We generally choose to compensate firms that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts. We do not make an independent assessment of the cost of providing such services.

The following list includes the names of member firms of the NASD (or their affiliated broker-dealers) that we are aware (as of December 1, 2007) received a revenue sharing payment of more than $5,000 with respect to annuity business during the last calendar year. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract:

NAME OF FIRM

                                   DISTRIBUTOR

                            1st Global Capital Corp.
                           A. G. Edwards & Sons, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - FSC Securities Corporation
                      AIG - Royal Alliance Associates, Inc.
                    American General Securities Incorporated

                                   DISTRIBUTOR

                  American Portfolios Financial Services, Inc.
               Berthal, Fisher & Company Financial Services, Inc.
                            Centaurus Financial, Inc.
                          Citicorp Investment Services
                         Citigroup Global Markets, Inc.
                               Comerica Securities
                         Commonwealth Financial Network
                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                          CUSO Financial Services, L.P.
                       Founders Financial Securities, LLC
                         Geneos Wealth Management, Inc.
                          H.D. Vest Investment Services
                            Harbour Investments, Inc.
                           HSBC Securities (USA) Inc.
                 ING - Financial Network Investment Corporation
                  ING - Multi-Financial Securities Corporation
                    ING - Primevest Financial Services, Inc.
                          ING Financial Partners, Inc.
                              InterSecurities, Inc.
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, Inc.
                     Jefferson Pilot Securities Corporation
                          LaSalle St Securities, L.L.C.
                     Lincoln Financial Advisors Corporation
                           Linsco/Private Ledger Corp.
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC
                            McDonald Investments Inc.
                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                           Money Concepts Capital Corp
                          Morgan Keegan & Company, Inc.
                           Next Financial Group, Inc.
                              NFP Securities, Inc.
                           NPH - SII Investments, Inc.
                       NPH - Invest Financial Corporation
                    NPH - Investment Centers of America, Inc.
                       NPH - National Planning Corporation
                          Ohio Savings Securities, Inc.
                  PAC of America - Associated Securities Corp.
                   PAC of America - Mutual Service Corporation
              PAC of America - United Planners' Financial Services
                PAC of America - Waterstone Financial Group, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                          Prime Capital Services, Inc.
                                ProEquities, Inc.
                        Prospera Financial Services, Inc.
                           Questar Capital Corporation
                        Raymond James & Associates, Inc.
                     Raymond James Financial Services, Inc.
                             RBC Dain Rauscher, Inc.
                         Sammons Securities Company, LLC
                           Scott & Stringfellow, Inc.
                            Securities America, Inc.
                           Sigma Financial Corporation
                            Signator Investors, Inc.
                          (subsidiary of John Hancock)
                             SWS Financial Services

                                   DISTRIBUTOR

                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.
                          UBS Financial Services, Inc.
                               US Advisors Network
                         US Bancorp Piper Jaffray & Co.
                            USAllianz Securites, Inc.
                      Uvest Financial Services Group, Inc.
                            Wachovia Securities, LLC
                         Walnut Street Securities, Inc.
                        Webster Investment Services, Inc.
                        Woodbury Financial Services, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of the NASD.

Sales and Asset Based Payments. We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments. We may, directly or through JHD, also provide, either from the12b-1 distribution fees received from the funds underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contacts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                         Calculation of Performance Data

The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTIONS

We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

              Effective yield = (Base period return + 1)(365/7) - 1

OTHER VARIABLE INVESTMENT OPTIONS

"Standardized" Total Return

Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                             P x ( 1 + T )(n) = ERV

Where:

         P = a hypothetical initial premium payment of $1,000

         T   = average annual total return
         n   = number of years
         ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1997. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the Revolution contracts because the Account is used for other variable annuities offered by us.

Yield

We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                                     [(a-b)
                          Yield = 2(-------- + 1)(6) - 1
                                       cd

where:

         a = net investment income earned during the period by the fund whose shares are owned by the variable investment option b = expenses accrued for the period (net of any reimbursements) c = the average daily number of accumulation units outstanding during the period
         d = the offering price per accumulation unit on the last day of the period

According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

"Non-Standardized" Performance

We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, annual contract fee, or charges for optional rider benefits described in the prospectus.

Although the contracts did not exist during all the periods for which we calculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.

                          Other Performance Information

You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

                         Calculation of Annuity Payments

Calculation of Annuity Units

We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

For each variable investment option, we THEN divide:

                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000

and multiply the result by

                    the applicable annuity purchase rate set
                      forth in the contract and reflecting

                 (1) the age and, possibly, sex of the payee and

                (2) the assumed investment rate (discussed below)

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

               the amount of the initial monthly variable annuity
                    payment from that variable annuity option

                                       by

                     the annuity unit value of that variable
                    investment option as of 10 calendar days
                  prior to the date the initial payment is due

For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                      1,000

If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

Annuity Unit Values

The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

      (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

      (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be 0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

Mortality Tables

The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

              Additional Information about Determining Unit Values

The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

Net Investment Rate

For any period, the net investment rate for a variable investment option equals

      (1) the percentage total investment return of the corresponding Fund for that period (assuming reinvestment of all dividends and other distributions from the Fund), less

      (2) for each calendar day in the period, a deduction of 0.003425% or 0.003151% (depending on the charge for mortality and expense risks) of the value of the variable investment option at the beginning of the period, and less

      (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

Adjustment of Units and Values

We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract. Hypothetical examples illustrating the calculation of accumulation unit values and annuity unit values.

Hypothetical Examples Illustrating the Calculation of Accumulation Unit Values

Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $137.00 assuming a one day period. The $137.00 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00003425. By substituting in the first formula above, the net investment rate is equal to $3863.00 ($2000 + $3000 - $1000 - $137.00)
divided by $4,000,000 or 0.0009658.

Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be $11.250000 x (1 + .0009658) or $11.260865. The value of an annuity unit at the end of the period would be $1.0850000 x (1. + .0009658) x .999905754 or
$1.085946. The final figure, .999905754, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                    Purchases and Redemptions of Fund Shares

JHVLICO purchases and redeems Fund shares for the Separate Account at their net asset value without any sales or redemption charges. Each available Fund issues its own separate series of Fund shares. Each such series represents an interest in one of the funds of the Trusts, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

On each Business Day, the Separate Account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of Purchase Payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Fund share for each Fund determined on that same date.

                              The Separate Account

In addition to the assets attributable to Contracts, the Separate Account may include amounts contributed by JHVLICO to commence operations of a Variable Investment Option or an underlying Fund. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact the transfer might have on any Variable Investment Option. The assets of one Variable Investment Option are not necessarily legally insulated from liabilities associated with another Variable Investment Option.

                            Delay of Certain Payments

Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuities Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

      (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

      (2)   when trading on that Exchange is restricted;

      (3) when an emergency exists, as determined by the SEC, as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

      (4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

                        Liability for Telephone Transfers

If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include:

-     requiring personal identification,

-     tape recording calls, and

-     providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                                Voting Privileges

Here's the formula we use to determine the number of fund shares as to which you may give instructions:

                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                         the corresponding class of the
                                  fund's shares

At a shareholders' meeting, you may give instructions regarding:

      (1)   the election of a Board of Trustees,

      (2)   the ratification of the selection of independent auditors,

      (3) the approval of a Series Fund's investment management agreements, and

      (4)   other matters requiring a vote under the 1940 Act.

The annuitant or other payee will also be entitled to give voting instructions with respect to the Fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that Fund.

We will furnish you information and forms so that you may give voting instructions.

We may own Fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that Fund's shares (including owners who participate in separate accounts other than the Separate Account). The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      -     the Separate Account; or

      - the ability of the principal underwriter to perform its contract with the Separate Account; or

      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                              Financial Statements

AUDITED FINANCIAL STATEMENTS

John Hancock Variable Life Insurance Company

Years Ended December 31, 2006 and 2005 and the Periods from April 29, 2004 through December 31, 2004 (Company) and January 1, 2004 through April 28, 2004 (Predecessor Company)

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................... F-2

Audited Consolidated Financial Statements:

Consolidated Balance Sheets as of December 31, 2006 and 2005............... F-3

Consolidated Statements of Income for the years ended December 31, 2006 and 2005, the periods April 29, 2004 through December 31, 2004 (Company)
  and January 1, 2004 through April 28, 2004 (Predecessor Company)......... F-4

Consolidated Statements of Changes in Shareholder's Equity and
  Comprehensive Income for the years ended December 31, 2006 and 2005, the periods April 29, 2004 through December 31, 2004 (Company) and
  January 1, 2004 through April 28, 2004 (Predecessor Company)............. F-5

Consolidated Statements of Cash Flows for the years ended December 31,
  2006 and 2005, the periods from April 29, 2004 through December 31, 2004 (Company) and January 1, 2004 through April 28, 2004 (Predecessor
  Company)................................................................. F-7

Notes to Consolidated Financial Statements................................. F-9

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Variable Life Insurance Company

We have audited the accompanying consolidated balance sheets of John Hancock Variable Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in shareholder's equity and other comprehensive income, and cash flows for the two years in the period ended December 31, 2006. We have also audited the consolidated statements of income, changes in shareholder's equity and other comprehensive income, and cash flows of the Company for the period April 29, 2004 through December 31, 2004 and for the predecessor company for the period January 1, 2004 through April 28, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2006 and 2005 and the consolidated results of their operations and their cash flows for the year ended December 31, 2006 and 2005 and the period April 29, 2004 through
December 31, 2004, and the consolidated results of operations and cash flows of the predecessor company for the period January 1, 2004 through April 28, 2004 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the accompanying financial statements, the Company has restated its financial statements for the year ended December 31, 2005 and the period April 29, 2004 through December 31, 2004 and has restated the financial statements for the predecessor company for the period January 1, 2004 through April 28, 2004.

As discussed in Note 2 to the accompanying financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 20, 2007

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                                                              December 31,
                                                          --------------------
                                                             2006       2005
                                                          ---------  ---------
                                                                      Restated
                                                              (in millions)
Assets

Investments
Fixed maturities:
   Available-for-sale - at fair value (cost: 2006 -
     $4,641.6; 2005 - $ 4,258.7)......................... $ 4,608.6  $ 4,231.5
Equity securities:
   Available-for-sale - at fair value (cost: 2006 -
     $145.2; 2005 - $ 36.1)..............................     158.1       36.2
Mortgage loans on real estate............................   1,056.2    1,137.5
Real estate..............................................     261.7      165.5
Policy loans.............................................     441.6      415.9
Other invested assets....................................     165.4      290.3
                                                          ---------  ---------
   Total Investments.....................................   6,691.6    6,276.9

Cash and cash equivalents................................     236.7      206.6
Accrued investment income................................      67.2       70.9
Goodwill.................................................     410.8      410.8
Value of business acquired...............................   1,299.0    1,323.2
Intangible assets........................................     213.8      216.5
Deferred policy acquisition costs........................     472.3      339.7
Reinsurance recoverable..................................     397.5      326.7
Other assets.............................................      11.8      182.6
Separate account assets..................................   7,924.9    7,496.9
                                                          ---------  ---------
   Total Assets.......................................... $17,725.6  $16,850.8
                                                          =========  =========
Liabilities and Shareholder's Equity

Liabilities:

Future policy benefits................................... $ 6,715.9  $ 6,346.7
Policyholders' funds.....................................      39.7        3.6
Unearned revenue.........................................     163.6      104.3
Unpaid claims and claim expense reserves.................      48.7       63.9
Dividends payable to policyholders.......................       1.3        0.9
Deferred income tax liability............................     463.4      414.6
Other liabilities........................................     234.4      336.3
Separate account liabilities.............................   7,924.9    7,496.9
                                                          ---------  ---------
   Total Liabilities.....................................  15,591.9   14,767.2

Shareholder's Equity:

Common stock; $50 par value; 50,000 shares authorized
  and outstanding........................................       2.5        2.5
Additional paid in capital...............................   2,017.1    2,017.1
Retained earnings........................................     119.2       76.8
Accumulated other comprehensive (loss) income............      (5.1)     (12.8)
                                                          ---------  ---------
   Total Shareholder's Equity............................   2,133.7    2,083.6
                                                          ---------  ---------
   Total Liabilities and Shareholder's Equity............ $17,725.6  $16,850.8
                                                          =========  =========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME

                                                                             Company                  Predecessor Company
                                                             ---------------------------------------  -------------------
                                                                                        Period from
                                                                                       April 29, 2004     Period from
                                                              Year ended   Year ended     through       January 1, 2004
                                                             December 31, December 31,  December 31,        through
                                                                 2006         2005          2004        April 28, 2004
                                                             ------------ ------------ -------------- -------------------
                                                                            Restated      Restated         Restated
                                                                                       (in millions)
Revenues
   Premiums.................................................    $ 84.0       $ 80.8        $ 47.7           $ 24.0
   Universal life and investment-type product charges.......     292.8        275.4         172.6             82.1
   Net investment income....................................     358.2        343.3         203.9            112.9
   Net realized investment and other (losses) gains.........      (6.2)        11.0         (24.3)            (3.4)
   Investment management revenues, commissions and other
     fees...................................................     144.2        120.1          76.0             50.2
   Other revenue............................................        --          0.3            --              0.1
                                                                ------       ------        ------           ------
       Total revenues.......................................     873.0        830.9         475.9            265.9

Benefits and expenses
   Benefits to policyholders................................     437.9        419.7         225.6            131.0
   Other operating costs and expenses.......................     147.2        118.6          77.0             34.1
   Amortization of deferred policy acquisition costs and
     value of business acquired.............................      62.2         43.8          12.9             30.8
   Dividends to policyholders...............................      20.4         19.7          12.8              6.2
                                                                ------       ------        ------           ------
       Total benefits and expenses..........................     667.7        601.8         328.3            202.1
                                                                ------       ------        ------           ------
Income before income taxes and cumulative effect of
  accounting changes........................................     205.3        229.1         147.6             63.8
Income taxes................................................      67.9         74.3          50.6             20.8
                                                                ------       ------        ------           ------
Income before cumulative effect of accounting changes.......     137.4        154.8          97.0             43.0

Cumulative effect of accounting changes, net of tax.........        --           --            --             (3.0)
                                                                ------       ------        ------           ------
Net income..................................................    $137.4       $154.8        $ 97.0           $ 40.0
                                                                ======       ======        ======           ======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

          CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                           AND COMPREHENSIVE INCOME

                                                                                   Accumulated
                                                                                      Other         Total
                                                  Common   Additional    Retained Comprehensive Shareholder's Outstanding
                                                  Stock  Paid In Capital Earnings Income (Loss)    Equity       Shares
                                                  ------ --------------- -------- ------------- ------------- -----------
                                                         (in millions, except for shares outstanding)         (thousands)
Predecessor Company
Balance at January 1, 2004 - As previously
  reported....................................... $ 2.5     $  572.4     $ 600.3     $ 77.6       $ 1,252.8       50.0
       Restatements..............................                           73.6                       73.6
                                                  -----     --------     -------     ------       ---------      -----
Balance at January 1, 2004 - Restated............ $ 2.5     $  572.4     $ 673.9     $ 77.6       $ 1,326.4       50.0
                                                  =====     ========     =======     ======       =========      =====
   Comprehensive income:
       Net income - Restated.....................                           40.0                       40.0
       Other comprehensive income, net of
         tax:....................................
          Net unrealized gains ..................                                      11.2            11.2
                                                                                                  ---------
   Comprehensive income - Restated ..............                                                      51.2
                                                  -----     --------     -------     ------       ---------      -----
Balance at April 28, 2004 - Restated............. $ 2.5     $  572.4     $ 713.9     $ 88.8       $ 1,377.6       50.0
                                                  =====     ========     =======     ======       =========      =====
Acquisition by Manulife Financial
  Corporation Sale of shareholder's equity -
  Restated....................................... $(2.5)    $ (572.4)    $(713.9)    $(88.8)      $(1,377.6)     (50.0)
   Manulife Financial Corporation purchase
     price - Restated............................   2.5      1,977.4          --         --         1,979.9       50.0
                                                  -----     --------     -------     ------       ---------      -----
Company
Balance at April 29, 2004 - Restated............. $ 2.5     $1,977.4          --         --       $ 1,979.9       50.0
                                                  =====     ========     =======     ======       =========      =====
   Comprehensive income:
       Net income - Restated.....................                           97.0                       97.0
       Other comprehensive income, net of
         tax:
          Net unrealized gains...................                                      33.4            33.4
                                                                                                  ---------
   Comprehensive income..........................                                                     130.4
                                                  -----     --------     -------     ------       ---------      -----
Balance at December 31, 2004 - Restated.......... $ 2.5     $1,977.4     $  97.0     $ 33.4       $ 2,110.3       50.0
                                                  =====     ========     =======     ======       =========      =====

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

          CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                    AND COMPREHENSIVE INCOME - (CONTINUED)

                                                                                 Accumulated
                                                                                    Other         Total
                                                Common   Additional    Retained Comprehensive Shareholder's Outstanding
                                                Stock  Paid In Capital Earnings Income (Loss)    Equity       Shares
                                                ------ --------------- -------- ------------- ------------- -----------
                                                       (in millions, except for shares outstanding)         (thousands)
Company
Balance at January 1, 2005 - Restated..........  $2.5     $1,977.4     $  97.0     $ 33.4       $2,110.3       50.0

Manulife Financial Corporation purchase
  price reallocation...........................               39.7                                  39.7

   Comprehensive income:
       Net income - Restated...................                          154.8                     154.8
       Other comprehensive income, net
         of tax:
          Net unrealized losses................                                     (45.5)         (45.5)
          Net accumulated losses on
            cash flow hedges...................                                      (0.7)          (0.7)
                                                                                                --------
   Comprehensive income........................                                                    108.6

Dividends paid to Parent.......................                         (175.0)                   (175.0)
                                                 ----     --------     -------     ------       --------       ----
Balance at December 31, 2005 - Restated........  $2.5     $2,017.1     $  76.8     $(12.8)      $2,083.6       50.0
                                                 ====     ========     =======     ======       ========       ====
   Comprehensive income:
       Net income..............................                          137.4                     137.4
       Other comprehensive income, net
         of tax:
          Net unrealized gains.................                                       7.2            7.2
          Net accumulated gains on cash
            flow hedges........................                                       0.5            0.5
                                                                                                --------
   Comprehensive income........................                                                    145.1

Dividends paid to Parent.......................                          (95.0)                    (95.0)
                                                 ----     --------     -------     ------       --------       ----
Balance at December 31, 2006...................  $2.5     $2,017.1     $ 119.2     $ (5.1)      $2,133.7       50.0
                                                 ====     ========     =======     ======       ========       ====

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                  Company                  Predecessor Company
                                                                  ---------------------------------------  -------------------
                                                                                             Period from
                                                                                            April 29, 2004     Period from
                                                                   Year ended   Year ended     through       January 1, 2004
                                                                  December 31, December 31,  December 31,        through
                                                                      2006         2005          2004        April 28, 2004
                                                                  ------------ ------------ -------------- -------------------
                                                                                 Restated      Restated         Restated
                                                                                            (in millions)
Cash flows from operating activities:
   Net income....................................................  $   137.4    $   154.8      $  97.0           $  40.0
       Adjustments to reconcile net income to net cash
         provided by operating activities:
       Amortization of premium (discount) - fixed maturities.....       37.8         52.5         45.5              (4.6)
       Net realized investment and other losses (gains)..........        6.2        (11.0)        24.3               3.4
       Change in accounting principle............................         --           --           --               3.0
       Amortization of deferred acquisition costs................       36.9         (9.1)         3.6              30.5
       Amortization of value of business acquired................       25.3         52.9          9.3               0.3
       Capitalized deferred acquisition costs....................     (167.6)      (222.4)      (110.5)            (42.5)
       Depreciation and amortization.............................        5.9          2.5          2.8               0.5
       Decrease (increase) in accrued investment income..........        3.7         (5.3)        18.9             (13.5)
       Decrease (increase) other assets and other
         liabilities, net........................................       68.4         (4.6)        43.7             (44.0)
       Increase in policy liabilities and accruals, net..........      141.7        216.4        117.7               2.1
       Increase in deferred income tax liability.................       44.7        102.4         23.5               8.1
                                                                   ---------    ---------      -------           -------
       Net cash provided (used) by operating activities..........      340.4        329.1        275.8             (16.7)

Cash flows used in investing activities:
   Sales of:
       Fixed maturities available-for-sale.......................      865.0        589.8        208.5              88.8
       Equity securities available-for-sale......................        6.0        200.2         26.2              14.9
       Real estate...............................................        0.1          1.1           --               2.1
       Other invested assets.....................................      224.0        118.5         31.4               7.0
   Maturities, prepayments and scheduled redemptions of:
       Fixed maturities held-to-maturity.........................         --           --           --               0.5
       Fixed maturities available-for-sale.......................       97.6        163.8        175.0             105.6
       Mortgage loans on real estate.............................      169.2        185.5         53.6              26.2
   Purchases of:
       Fixed maturities available-for-sale.......................   (1,409.5)    (1,047.0)      (667.1)           (256.0)
       Equity securities available-for-sale......................     (110.5)      (141.3)       (14.2)            (17.9)
       Real estate...............................................      (99.7)      (151.6)          --              (0.1)
       Other invested assets.....................................      (83.1)       (29.2)       (23.9)           (199.6)
   Mortgage loans on real estate issued..........................      (94.2)      (272.5)      (161.3)            (60.0)
   Other, net....................................................      (18.6)       (47.7)         6.9             (75.2)
                                                                   ---------    ---------      -------           -------
       Net cash used in investing activities.....................  $  (453.7)   $  (430.4)     $(364.9)          $(363.7)

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                             Company                  Predecessor Company
                                                             ---------------------------------------  -------------------
                                                                                        Period from
                                                                                       April 29, 2004     Period from
                                                              Year ended   Year ended     through       January 1, 2004
                                                             December 31, December 31,  December 31,        through
                                                                 2006         2005          2004        April 28, 2004
                                                             ------------ ------------ -------------- -------------------
                                                                            Restated      Restated         Restated
                                                                                       (in millions)
Cash flows from financing activities:
   Dividends paid to Parent.................................   $ (95.0)     $(175.0)           --                --
   Universal life and investment-type contract deposits.....     769.4        827.0         943.4             457.9
   Universal life and investment-type contract maturities
     and withdrawals........................................    (777.7)      (715.0)       (549.9)           (241.2)
   Net transfers to separate accounts from policyholders....     246.7        270.5        (140.1)             22.0
   Issuance of short-term debt..............................        --           --            --              88.0
   Repayment of short-term debt.............................        --           --         (80.0)             (8.0)
                                                               -------      -------       -------           -------
   Net cash provided by financing activities................     143.4        207.5         173.4             318.7
                                                               -------      -------       -------           -------
   Net increase (decrease) in cash and cash equivalents.....      30.1        106.2          84.3             (61.7)
Cash and cash equivalents at beginning of period............     206.6        100.4          16.1              77.8
                                                               -------      -------       -------           -------
Cash and cash equivalents at end of period..................   $ 236.7      $ 206.6       $ 100.4           $  16.1
                                                               =======      =======       =======           =======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 - Change of Control

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent) which is in turn a subsidiary of John Hancock Financial Services, Inc. (JHFS). Effective April 28, 2004, Manulife Financial Corporation ("Manulife") acquired all of the outstanding common shares of JHFS that were not already beneficially owned by Manulife as general fund assets and JHFS became a wholly owned subsidiary of Manulife (the "acquisition" or "merger"). Since April 28, 2004, the Company and John Hancock all operate as subsidiaries of Manulife as a result of the merger. The "John Hancock" name is Manulife's primary U.S. brand. The combined entity has a more diversified product line and distribution capabilities and expects to have improved operating efficiencies and a leading position across all its core business lines.

Pursuant to the terms of the acquisition, the holders of JHFS common shares received 1.1853 shares of Manulife stock for each JHFS common share. Approximately 342 million Manulife common shares were issued at an ascribed price of CDN $39.61 per share based on the volume weighted average closing stock price of the common shares for the period from September 25, 2003 to September 30, 2003. In addition, all of the JHFS unvested stock options as of the date of announcement of the acquisition on September 28, 2003, vested immediately prior to the closing date and were exchanged for options exercisable for approximately 23 million Manulife common shares.

The acquisition of the JHFS' shares by Manulife was effected through the merger of JHFS with Jupiter Merger Corporation (Jupiter), a subsidiary of Manulife, which was organized solely for the purpose of effecting the merger with JHFS. Prior to the merger, Jupiter had a note payable to MLI Resources Inc., an affiliated Manulife entity in the amount of $260.7 million in consideration for previously purchased shares of JHFS, which were cancelled upon merger.

The merger was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141 "Business Combinations" and SFAS No. 142 "Goodwill and Other Intangible Assets". Under the purchase method of accounting, the assets acquired and liabilities assumed were recorded at estimated fair value at the date of merger and these values were "pushed down" to the Company's financial statements in accordance with push down accounting rules.

The purchase equation was finalized for a reallocation between the various JHFS entities due to a change in the estimated fair valuation of the entities during the second quarter of 2005. The adjustments made to the Company's balance sheet are comprised of:

    .  Refinement of policy liability valuation models; and

    .  Other refinement of fair values

Refinement of policy liability valuation models include refinements to models and the investment strategies reflected in those models, harmonization of assumptions and assumption changes as a result of further analysis of pre-acquisition experience.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition and has been updated for the finalization of the purchase equation in the second quarter of 2005 (in millions):

                                                   Fair Value  Final Purchase
   As of April 28, 2004                As Reported Adjustments    Equation
   --------------------                ----------- ----------- --------------
   Assets
   Total investments..................  $ 5,572.4    $(20.1)     $ 5,552.3
   Goodwill...........................      410.8        --          410.8
   Value of business acquired.........    1,289.4      86.9        1,376.3
   Intangible assets..................      219.1        --          219.1
   Cash and cash equivalents..........       16.1        --           16.1
   Reinsurance recoverable, net.......      197.5        --          197.5
   Other assets acquired..............      290.6        --          290.6
   Separate account assets............    6,838.8        --        6,838.8
                                        ---------    ------      ---------
   Total assets acquired..............  $14,834.7    $ 66.8      $14,901.5
                                        =========    ======      =========
   Liabilities:
   Policy liabilities.................  $ 5,335.3    $   --      $ 5,335.3
   Deferred tax liability - Restated..      303.2        --          303.2
   Other liabilities - Restated.......      377.5      27.1          404.6
   Separate accounts..................    6,838.8        --        6,838.8
                                        ---------    ------      ---------
   Total liabilities assumed -
     Restated.........................  $12,854.8    $ 27.1      $12,881.9
                                        =========    ======      =========
   Net assets acquired - Restated.....  $ 1,979.9    $ 39.7      $ 2,019.6
                                        =========    ======      =========

Goodwill of $410.8 million has been allocated to the Company's business and geographic segments, see Note 12-Goodwill and Other Intangible Assets. Of the $410.8 million in goodwill, no material amount is expected to be deductible for tax purposes. Value of business acquired is the present value of estimated future profits of insurance policies in force related to businesses acquired by Manulife, and has been allocated to the Company's business and geographic segments, see Note 12-Goodwill and Other Intangible Assets.

Aside from goodwill and value of business acquired, intangible assets of $219.1 million resulting from the acquisition consist of the John Hancock brand name and distribution network. Refer to Note 12 -- Goodwill and Other Intangible Assets for a more complete discussion of these intangible assets.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 2 - Summary of Significant Accounting Policies

Business

The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and fixed and variable annuity contracts. Those policies are primarily marketed through John Hancock's sales organization, which includes a career agency system composed of independent general agencies, supported by John Hancock, and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

Basis of Presentation

The accompanying financial statements as of December 31, 2006 and 2005 and for the years ended December 31, 2006 and 2005 and for the period from April 29, 2004 to December 31, 2004 reflect the results of adjustments required under the purchase method of accounting. The accompanying predecessor financial statements for periods prior to the date of the merger are presented under the predecessor Company's historical basis of accounting and do not reflect any adjustments that were required as a result of the merger with Manulife. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Manulife Insurance Company. All significant intercompany transactions and balances have been eliminated.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. Other entities in which the Company has a less than controlling financial interest, whether variable interest entities (VIEs) or not, are accounted for under guidance appropriate to each relationship, whether the Company invests in their debt or equity securities, or performs other transactions with them or provides services for them.

Restatements

The accompanying financial statements and footnote disclosures have been restated as of December 31, 2005 and for the year ended December 31, 2005, the period from April 29, 2004 through December 31, 2004 and the period January 1, 2004 through April 28, 2004. There were three items requiring restatement as described below.

The Company has certain investments in its overall investment portfolio which at the time of the merger were determined to have characteristics which were not optimal for business segments in the asset/liability matching models and were more appropriately held in the surplus segment. The Company moved the investments from the business segments into the surplus segment replacing them with investments with characteristics more suited to the business requirements. During the realignment process, these assets were transferred in error from the Company to its parent company, John Hancock. The financial statements have been restated to reflect the after-tax increase in net investment income of $13.5 million and $5.5 million for the year ended December 31, 2005 and the period from April 29, 2004 through December 31, 2004, respectively.

In 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In 2006, the accounting treatment of this agreement was reviewed. The Company had been applying deposit method accounting to the agreement incorrectly. The financial statements have been restated to remove the deposit liability previously recorded for this reinsurance agreement. This adjustment decreased net income by $1.2 million, $1.8 million and $1.7 million for the year ended December 31, 2005, the period from April 29, 2004 through December 31, 2004 and the period from January 1, 2004 through April 28, 2004, respectively. Total shareholder's equity was increased by $73.6 million as of January 1, 2004.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The following is a summary of the line items impacted by the Restatement for the 2005 Consolidated Balance Sheet and the Consolidated Statements of Income and Shareholders' Equity for the year ended December 31, 2005, the period from April 29 through December 31, 2004 and the period from January 1 through
April 28, 2004:

                                               Prior to
                                             Restatement* Adjustments Restated
                                             ------------ ----------- ---------
                                                      ($ in millions)
December 31, 2005
Accrued investment income...................  $    39.1     $ 31.8    $    70.9
Total assets................................   16,819.0       31.8     16,850.8
Deferred income tax liability...............      392.8       21.8        414.6
Other liabilities...........................      414.2      (77.9)       336.3
Total liabilities...........................   14,823.3      (56.1)    14,767.2
Additional paid in capital..................    1,945.2       71.9      2,017.1
Retained earnings...........................       60.8       16.0         76.8
Total shareholder's equity..................    1,995.7       87.9      2,083.6
Total liabilities and shareholder's equity..   16,819.0       31.8     16,850.8
                                              ---------     ------    ---------
December 31, 2004
Additional paid in capital..................    1,905.5       71.9      1,977.4
Retained earnings...........................       93.3        3.7         97.0
Total shareholder's equity..................    2,034.7       75.6      2,110.3
                                              ---------     ------    ---------
April 29, 2004
Additional paid in capital..................    1,905.5       71.9      1,977.4
Total shareholder's equity..................    1,908.0       71.9      1,979.9
                                              ---------     ------    ---------
April 28, 2004
Retained earnings...........................      642.0       71.9        713.9
Total shareholder's equity..................    1,305.7       71.9      1,377.6
                                              ---------     ------    ---------
January 1, 2004
Retained earnings...........................      600.3       73.6        673.9
Total shareholder's equity..................    1,252.8       73.6      1,326.4
                                              ---------     ------    ---------
For the year ended December 31, 2005
Net investment income.......................      320.8       22.5        343.3
Total revenue...............................      808.4       22.5        830.9
Benefits to policyholders...................      415.6        4.1        419.7
Other operating costs and expenses..........      120.8       (2.2)       118.6
Total benefits and expenses.................      599.9        1.9        601.8
Income before income taxes..................      208.5       20.6        229.1
Income taxes................................       66.0        8.3         74.3
Net income..................................      142.5       12.3        154.8
                                              ---------     ------    ---------
For the period from April 29, 2004 through
  December 31, 2004
Net investment income.......................      194.6        9.3        203.9
Total revenue...............................      466.6        9.3        475.9
Benefits to policyholders...................      220.1        5.5        225.6
Other operating costs and expenses..........       79.7       (2.7)        77.0
Total benefits and expenses.................      325.5        2.8        328.3
Income before income taxes..................      141.1        6.5        147.6
Income taxes................................       47.8        2.8         50.6
Net income..................................       93.3        3.7         97.0
                                              ---------     ------    ---------
For the period from January 1, 2004 through
  April 28, 2004
Benefits to policyholders...................      126.4        4.6        131.0
Other operating costs and expenses..........       36.1       (2.0)        34.1
Total benefits and expenses.................      199.5        2.6        202.1
Income before income taxes..................       66.4       (2.6)        63.8
Income taxes................................       21.7       (0.9)        20.8
Net income..................................       41.7       (1.7)        40.0
--------
* Certain prior year amounts have been reclassified to conform to the current year presentation.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Restatements - (continued)

In addition, the Consolidated Statements of Cash Flows for the year ended December 31, 2005, the period from April 29, 2004 through December 31, 2004 and the period from January 1, 2004 through April 28, 2004 have been restated to correct errors in the classification of the Company's cash flows for universal life and investment-type contract deposits and maturities and withdrawals. The cash flows were also restated for net transfers to separate accounts from policyholders. Previously, these cash flows were reflected in operating cash flows instead of the financing activities in the Consolidated Statements of Cash Flows. Universal life and investment-type contract deposits were increased by $827.0 million, $943.4 million and $457.9 million for the year ended December 31, 2005, the period from April 29, 2004 through December 31, 2004 and the period from January 1, 2004 through April 28, 2004, respectively. Universal life and investment-type contract maturities and withdrawals were increased by $715.0 million, $549.9 million and $241.2 million for the year ended
December 31, 2005, the period from April 29, 2004 through December 31, 2004 and the period from January 1, 2004 through April 28, 2004, respectively. Net transfers to separate accounts from policyholders were $270.5 million, ($140.1) million and $22.0 million for the year ended December 31, 2005, the period from April 29, 2004 through December 31, 2004 and the period from January 1, 2004 through April 28, 2004, respectively. The restatements do not have an impact on the Company's Consolidated Statements of Income, Consolidated Statements of Shareholder's Equity and Comprehensive Income, or total change in cash and cash equivalents on the Consolidated Statements of Cash Flows for the year ended December 31, 2005, the period from April 29, 2004 through December 31, 2004 and the period from January 1, 2004 through April 28, 2004. In addition, they did not have an impact on the Consolidated Balance Sheets of December 31, 2005 and 2004.

Investments

The Company classifies its debt and equity investment securities into one category available-for-sale, and records these investments at fair value. Fixed maturity investments include bonds, mortgage-backed securities, and mandatorily redeemable preferred stock and are classified as available-for-sale. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs and applicable taxes. Interest income is generally recorded on an accrual basis. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment and other gains (losses).

For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities include common stock and non-mandatorily redeemable preferred stock, and are classified as available-for-sale. Equity securities that have readily determinable fair values are carried at fair value. Unrealized gains and losses on equity securities are reflected in shareholder's equity, as described above for available-for-sale fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses).

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or is based on the collateral value of the loan if the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Policy loans are carried at unpaid principal balances, which approximate fair value.

Short-term investments, which include investments with maturities greater than 90 days and less than one year, are carried at fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are reported on the specific identification method.

Derivative Financial Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates and equity market prices, and also to manage the duration of assets and liabilities. All derivative instruments are carried on the Company's consolidated balance sheets at fair value.

In certain cases, the Company uses hedge accounting as allowed by the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards
(SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments as well as the offsetting changes in fair value of the hedged items are recorded in net realized investment and other gains (losses). For fair value hedges, when the derivative has been terminated, a final fair value change is recorded in net realized investment and other gains (losses), as well as the offsetting changes in fair value for the hedged item. At maturity, expiration or sale of the hedged item, a final fair value change for the hedged item is recorded in net realized investment and other gains (losses), as well as offsetting changes in fair value for the derivative. Basis adjustments are amortized into income through net realized investment and other gains (losses).

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss continues to be reported in other comprehensive income and then is reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the accumulated other comprehensive income is immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium consideration for entering into a derivative instrument (i.e., interest rate caps and floors and swaptions), the premium is amortized into investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

Cash and Cash Equivalents

Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Deferred Policy Acquisition Costs

Deferred Acquisition Costs (DAC) are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. The Company tests the recoverability of its DAC quarterly with a model that uses data such as market performance, lapse rates and expense levels. As of December 31, 2006, the Company's DAC was deemed recoverable. Similarly, any amounts assessed as initiation fees, or front-end loads, are recorded as unearned revenue. For non-participating term life insurance products, such costs are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For participating traditional life insurance policies, such costs are amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance policies and investment-type products, such costs and unearned revenues are being amortized generally in proportion to the change in the present value of expected gross profits arising principally from surrender charges, investment results and mortality and expense margins.

In the development of expected gross profits, the Company is required to estimate the growth in the policyholder account balances upon which certain asset based fees are charged. In doing so, the Company assumes that, over the long term, account balances will grow from investment performance. The rate of growth takes into account the current fixed income/equity mix of account balances as well as historical fixed income and equity investment returns. The Company also assumes that historical variances from the long-term rate of investment return will reverse over the next fifteen year period. The resulting rates for the next fifteen years are reviewed for reasonableness, and they are raised or lowered if they produce an annual growth rate that the Company believes to be unreasonable.

When DAC and unearned revenue are amortized in proportion to estimated gross profits, the effects on the amortization of DAC and unearned revenues of revisions to estimated gross margins and profits are reflected in earnings in the period such revisions are made. Expected gross profits or expected gross margins are discounted at periodically revised interest rates and are applied to the remaining benefit period. Total amortization of DAC was $36.9 million and $(9.1) million for the years ended December 31, 2006 and 2005 and was $3.6 million and $30.5 million for the periods from April 29, 2004 through December 31, 2004 and from January 1, 2004 through April 28, 2004, respectively.

Amortization of DAC is allocated to: (1) unrealized investment gains and losses, net of tax, to provide for the effect on the DAC asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and (2) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits relating to policies and contracts in force.

Reinsurance

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations. Refer to Note 7 - Reinsurance below for additional disclosures regarding reinsurance.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Goodwill and Other Intangible Assets.

In JHFS' merger with Manulife, the Company de-recognized its intangible assets which consisted of value of business acquired (VOBA). Also in the merger, the Company recognized new non-amortizable intangible assets including goodwill and brand name, and recognized new amortizable intangible assets including VOBA and distribution networks. The Company accounts for all of these intangible assets in accordance with Statement of Financial Standards No. 142 - Goodwill and Other Intangible Assets, including initial valuation, amortization or non-amortization, and impairment testing for these intangible assets. Refer to
Note 12 - Goodwill and Other Intangible Assets for a detailed discussion and presentation of each of these new intangible assets.

Separate Accounts

Separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of return. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in the revenues of the Company.

Future Policy Benefits and Policyholders' Funds

Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.5%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.3% to 6.3% for life insurance liabilities, and from 2.0% to 6.4% for individual annuity liabilities.

Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 4.0% to 8.5% for universal life products.

Participating Insurance

Participating business represents approximately 2.6% and 2.5% of the Company's life insurance in-force at December 31, 2006 and 2005, respectively.

The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Revenue Recognition

Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship with insurance in force or, for annuities, the amount of expected future benefit payments.

Federal Income Taxes

The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. Refer to Note 6 - Income Taxes for additional disclosures on this topic

Cumulative Effect of Accounting Change

   Statement of Position 03-1 - Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts

The Company adopted SOP 03-1 on January 1, 2004, which resulted in a decrease in shareholder's equity of $3.0 million (net of tax of $1.6 million). The Company recorded a decrease in net income of $3.0 million (net of tax benefit of $1.6 million) which is presented as the cumulative effect of an accounting change. The Company also reclassified $45.7 million in separate account assets and liabilities to the corresponding general account balance sheet accounts. See Recent Accounting Pronouncements below for further discussion.

Recent Accounting Pronouncements

   Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159")

In February 2007, the Financial Accounting Standards Board (the "FASB") issued SFAS 159. SFAS 159's objective is to enable companies to mitigate that earnings volatility which is caused by measuring related assets and liabilities differently, without having to apply complex hedge accounting provisions. SFAS 159 provides the option to use fair value accounting for most financial assets and financial liabilities, with changes in fair value reported in earnings. Selection of the fair value option is irrevocable, and can be applied on a partial basis, i.e. to some but not all similar financial assets or liabilities.

SFAS 159 will be effective for the Company's financial statements beginning January 1, 2008, and will then be prospectively applicable. The Company is currently evaluating the impact SFAS 159 will have on its consolidated financial position or results of operations.

   Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157")

In September 2006, the FASB issued SFAS No. 157. The standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

SFAS 157 will be effective for the Company beginning January 1, 2008 and will then be generally prospectively applicable. The Company is currently evaluating the impact SFAS 157 will have on its consolidated financial position or results of operations.

   United States Securities and Exchange Commission Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108")

The SEC staff published SAB 108 on September 13, 2006. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. Under SAB 108, SEC registrants are required to quantify the effects on the current year financial statements of correcting all misstatements, including both the carryover and reversing effects of uncorrected prior year misstatements. After considering all relevant quantitative and qualitative factors, if a misstatement is material, an SEC registrant's prior year financial statements must be restated. SAB 108 offers special transition provisions only for circumstances where its application would have altered previous materiality conclusions and those previous materiality conclusions were arrived at in accordance with prior materiality guidance. When applying the special transition provisions, instead of restating prior period financial statements, an SEC registrant must recorded the effect as a cumulative effect adjustment to beginning-of-year retained earnings.

SAB 108 was effective for the Company's financial statements as of December 31, 2006. Adoption of this guidance had no impact on the Company's consolidated financial statements.

   FASB Staff Position No. FAS 13-2 Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction ("FSP 13-2")

The FASB staff released FSP 13-2 in September 2006. FSP 13-2 requires that changes in the projected timing of cash flows relating to income taxes generated by a leveraged lease be considered triggers requiring recalculation of the rate of return and allocation of lease income from the inception of the lease, with gain or loss recognition of any resulting change. Prior to this amendment, only changes to lease assumptions which affected the total amount of estimated net income were considered to be such triggers.

FSP 13-2 will be effective for the Company's financial statements beginning January 1, 2007 and will not be retrospectively applied. Adoption of FSP 13-2 will result in a charge to opening retained earnings at January 1, 2007 of $15.3 million.

   FASB Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48")

The FASB issued FIN 48 in June 2006. FIN 48 prescribes a recognition and measurement model for the impact of tax positions taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either A) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, B) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both A and B. FIN 48 requires recording a cumulative effect of adoption in retained earnings as a beginning of year adoption.

FIN 48 will be effective for the Company's financial statements beginning January 1, 2007 and will be prospectively applied. Adoption of FIN 48 is not expected to result in a material impact on the Company's consolidated financial position or results of operations.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Statement of Financial Accounting Standards No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155")

In February 2006, the Financial Accounting Standards Board (FASB) issued SFAS 155 which is an amendment of FASB Statements No. 133 and No. 140 and which brings consistency to accounting and reporting for certain hybrid financial instruments by simplifying and eliminating exceptions to the accounting for them. SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends Statement 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument.

SFAS 155 will be effective for the Company's financial statements beginning January 1, 2007 and will be applied to financial instruments created or modified after that date. Adoption of SFAS 155 is not expected to result in a material impact on the Company's consolidated financial position or results of operations.

   AICPA Statement of Position 05-1- "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1")

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and should be charged off to expense.

SOP 05-1 is effective for the Company's internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP 05-1 as of January 1, 2007, there was no cumulative effect adjustment recorded to the Company's consolidated financial position or results of operations.

   Statement of Financial Accounting Standards No. 154 - Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement
No. 3 ("SFAS No. 154")

In May, 2005, the FASB issued SFAS No. 154, which replaces APB Opinion No. 20, Accounting Changes, and FASB Statement No. 3, Reporting Accounting Changes in Interim Financial Statements, and changes the accounting and reporting requirements for a change in accounting principle. This Statement applies to all voluntary changes in accounting principle, and also to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

SFAS No. 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS No. 154 carries forward without change the guidance contained in APB Opinion No. 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferabiltiy.

SFAS No. 154 was effective for the Company on January 1, 2006 and had no immediate impact on the Company's financial position or results of operation. The restatement of the accompanying financial statements and footnote disclosures for the year ended December 31, 2005, the period from April 29, 2004 through December 31, 2004 and the period January 1, 2004 through April 28, 2004 were prepared in accordance with SFAS No. 154.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Statement of Position 03-1- Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1")

On July 7, 2003, the AcSEC of the AICPA issued SOP 03-1. SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits, and sales inducements to contract holders. Refer to Note 13- Certain Separate Accounts for additional disclosures required by SOP 03-1. Refer to Cumulative Effect of Accounting Changes above for presentation of the impact of adoption of SOP 03-1.

Note 3 - Related Party Transactions

John Hancock provides the Company with personnel, property, and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee (the parent company service fee) for these services and facilities based on a number of criteria, which are periodically revised to reflect continuing changes in the Company's operations. Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company's balance sheet may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity. The parent company service fee is included in the Company's financial statements in deferred acquisition costs on the Company's consolidated balance sheets, as an investment expense in net investment income and in other operating costs and expenses within the Company's consolidated statements of income. John Hancock charged the Company service fees of $149.0 million and $181.2 million for the years ended December 31, 2006 and 2005. John Hancock charged the Company a service fee of $105.5 million for the period from April 29, 2004 through December 31, 2004 and $50.6 million for the period from January 1, 2004 through April 28, 2004. As of December 31, 2006 and 2005, respectively, the Company owed John Hancock $145.4 million and $65.0 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2002 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred to the Company $8.7 million and $7.7 million for the years ended December 31, 2006 and 2005. In connection with this agreement, John Hancock transferred to the Company $7.1 million for the period from April 29, 2004 through December 31, 2004 and $5.0 million for the period from January 1, 2004 through April 28, 2004. This agreement increased the Company's income before income taxes by $9.2 million and $4.2 million for the years ended December 31, 2006 and 2005. This agreement increased the Company's income before income taxes by $6.8 million in the period from April 29, 2004 through December 31, 2004 and decreased the income before income taxes by $1.2 million in the period from January 1, 2004 through April 28, 2004.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. This agreement was recaptured as of September 30, 2006. This agreement decreased the Company's income before income taxes by $1.4 million for the period from January 1, 2006 through September 30, 2006 and the recapture of the agreement decreased the Company's 2006 income before income taxes by an additional $3.6 million. This agreement decreased the Company's income before income taxes by $2.0 million (restated) for the year ended December 31, 2005. This agreement decreased the Company's income before income taxes by $2.8 million (restated) for the period from April 29, 2004 through December 31, 2004 and by $2.6 million (restated) for the period from January 1, 2004 through April 28, 2004.

Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of an agreed upon attachment point ($205 million for year 2006) for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million and $0.8 million from the Company for the years ended December 31, 2006 and 2005. John Hancock received $0.5 million from the Company for the period from April 29, 2004 through December 31, 2004 and $0.3 million for the period from January 1, 2004 through April 28, 2004. This agreement decreased the Company's income before income taxes by $0.8 million and $0.8 million for the years ended December 31, 2006 and 2005. This agreement decreased the Company's income before income taxes by $0.5 million for the period from April 29, 2004 through December 31, 2004 and by $0.3 million for the period from January 1, 2004 through April 28, 2004. The Company and John Hancock have mutually agreed to terminate this reinsurance agreement effective January 1, 2007.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

At December 31, 2006 and 2005, the Company had a $250.0 million line of credit with JHFS. At December 31, 2006 and 2005, the Company had no outstanding borrowings under this agreement.

The Company sells deferred annuity contracts that feature a market value adjustment that are registered with the SEC. The deferred annuity contracts contain variable investment options and fixed investment period options. The fixed investment period options enable the participant to invest fixed amounts of money for fixed terms at fixed interest rates, subject to a market value adjustment if the participant desires to terminate a fixed investment period before its maturity date. The annuity contract provides for the market value adjustment to keep parties whole with respect to the fixed interest bargain for the entire fixed investment period. The Company refers to these fixed investment period options that contain a market value adjustment feature as "MVAs."

On December 30, 2002, JHFS fully and unconditionally guaranteed the Company's obligation to pay amounts due under any MVA that was outstanding on or following such date on transfer, withdrawal, surrender, maturity or annuitization of such MVA. On June 29, 2005, Manulife provided a similar guarantee, both with respect to MVAs outstanding at that time and to those to be issued subsequently. JHFS will continue to guarantee MVAs that were outstanding before June 29, 2005, and JHFS and Manulife will be jointly and severally liable under such guarantees. However, JHFS will not guarantee MVAs issued on or after June 29, 2005.

Manulife's guarantee of the MVAs is an unsecured obligation of Manulife, and is subordinated in the right of payment to the prior payment in full of all other obligations of Manulife, except for other guarantees or obligations of Manulife which by their terms are designated as ranking equally in right of payment with or subordinate to Manulife's guarantee of the MVAs. The Company ceased filing quarterly and annual reports with the SEC pursuant to SEC Rule 12h-5 in 2003 and JHFS reported condensed consolidating financial information regarding the Company in JHFS' quarterly and annual reports from 2003 to May 2005. Manulife now reports condensed consolidating financial information regarding the Company in Manulife's quarterly and annual reports.

John Hancock allocates a portion of the expenses related to its employee welfare plans to the Company. The amounts allocated to the Company were an expense of $6.8 million,$17.3 million and $11.4 million in 2006, 2005 and 2004, respectively.

During the fourth quarter of 2004, the Company entered into a coinsurance funds withheld reinsurance agreement with John Hancock Reassurance Co Ltd. The risks reinsured under this Agreement are the death benefits that result from the no-lapse guarantee present in the single life and joint life Protection Universal Life Insurance Policies. The Company entered into this Agreement to facilitate the capital management process. Premiums ceded were $0.2 million and $9.2 million for the years ended December 31, 2006 and 2005, respectively. The reinsurance recoverable was $37.7 million and $35.3 million at December 31, 2006 and 2005, respectively. The reinsurance premiums and reinsurance recoverables are included in the Company's consolidated balance sheets and consolidated statements of income.

The Company participates in a liquidity pool of its affiliate John Hancock Life Insurance Company (U.S.A.) as set forth in the terms of the Liquidity Pool and Loan Facility Agreements, which became effective May 27, 2005. The Company had $252.7 million and $150.8 million invested in this pool at December 31, 2006 and 2005, respectively. The Company can improve the investment return on their excess cash through participation in this Liquidity Pool.

The Company made dividend payments in the amount of $95.0 million and $175.0 million to John Hancock in 2006 and 2005, respectively.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4 - Investments

The following information summarizes the components of net investment income and net realized investment and other gains (losses):

                                                                                  Period from  Period from
                                                                                    April 29    January 1
                                                         Year ended   Year ended    through      through
                                                        December 31, December 31, December 31,  April 28,
                                                            2006         2005         2004        2004
                                                        ------------ ------------ ------------ -----------
                                                                          (in millions)
Net Investment Income
   Fixed maturities - Restated.........................    $265.3       $248.0       $147.4      $ 85.0
   Equity securities...................................       4.6          1.5          0.5         0.3
   Mortgage loans on real estate.......................      60.1         54.9         34.7        19.8
   Real estate.........................................      10.5          4.5          2.7         0.3
   Policy loans........................................      20.0         21.3         13.5         6.0
   Short-term investments..............................       8.5          4.4          0.8         0.2
   Other...............................................       4.5         17.6          9.9         3.2
                                                           ------       ------       ------      ------
   Gross investment income - Restated..................     373.5        352.2        209.5       114.8
       Less investment expenses........................      15.3          8.9          5.6         1.9
                                                           ------       ------       ------      ------
Net investment income - Restated.......................    $358.2       $343.3       $203.9      $112.9
                                                           ======       ======       ======      ======
Net realized investment and other gains (losses)
   Fixed maturities....................................    $  1.3       $ (1.5)      $  2.0      $  4.5
   Equity securities...................................       0.8          1.9          1.6         0.8
   Mortgage loans on real estate and real estate to be
     disposed of.......................................       4.0          0.8         (3.3)       (0.7)
   Derivatives and other invested assets...............     (12.3)         9.8        (24.6)       (8.0)
                                                           ------       ------       ------      ------
Net realized investment and other gains (losses).......    $ (6.2)      $ 11.0       $(24.3)     $ (3.4)
                                                           ======       ======       ======      ======

Gross gains were realized on the sale of available-for-sale securities of $20.4 million and $16.3 million for the years ended December 31, 2006 and 2005, $9.4 million from April 29, 2004 through December 31, 2004, and $10.1 million from January 1, 2004 through April 28, 2004. Gross losses were realized on the sale of available-for-sale securities of $14.7 million and $9.2 million for the years ended December 31, 2006 and 2005, $2.0 million from April 29, 2004 through December 31, 2004, and $0.3 million from January 1, 2004 through
April 28, 2004. In addition, other-than-temporary impairments on available for sale securities of $9.1 million and $6.0 million for the years ended
December 31, 2006 and 2005, $4.9 million from April 29. 2004 through
December 31, 2004 and $2.5 million from January 1, 2004 through April 28, 2004 were recognized in the consolidated statements of income.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The Company's investments in available-for-sale and held-to-maturity securities are summarized below for the years indicated:

                                                                      December 31, 2006
                                                       -----------------------------------------------
                                                                        Gross      Gross
                                                                      Unrealized Unrealized
                                                       Amortized Cost   Gains      Losses   Fair Value
                                                       -------------- ---------- ---------- ----------
                                                                        (in millions)
Available-for-Sale:
Corporate securities..................................    $3,735.6      $20.3      $(46.6)   $3,709.3
Asset-backed and mortgage-backed securities...........       866.5        4.7       (11.5)      859.7
Obligations of states and political subdivisions......         2.3         --          --         2.3
U.S. Treasury securities and obligations of U.S.
  government orporations and agencies ................        37.2        0.1          --        37.3
                                                          --------      -----      ------    --------
   Fixed maturities available-for-sale total..........     4,641.6       25.1       (58.1)    4,608.6
   Equity securities..................................       145.2       13.2        (0.3)      158.1
                                                          --------      -----      ------    --------
       Total fixed maturities and equity
         securities available-for-sale ...............    $4,786.8      $38.3      $(58.4)   $4,766.7
                                                          ========      =====      ======    ========

                                                                      December 31, 2005
                                                       -----------------------------------------------
                                                                        Gross      Gross
                                                                      Unrealized Unrealized
                                                       Amortized Cost   Gains      Losses   Fair Value
                                                       -------------- ---------- ---------- ----------
                                                                        (in millions)
Available-for-Sale:
Corporate securities - Restated.......................    $3,315.5      $27.3      $(43.0)   $3,299.8
Asset-backed and mortgage-backed securities -
  Restated............................................       903.5        5.0       (16.0)      892.5
Obligations of states and political subdivisions......         9.5         --        (0.3)        9.2
Debt securities issued by foreign governments.........         0.2         --          --         0.2
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies .                      30.0        0.2        (0.4)       29.8
                                                          --------      -----      ------    --------
   Fixed maturities available-for-sale total..........     4,258.7       32.5       (59.7)    4,231.5
   Equity securities..................................        36.1        0.5        (0.4)       36.2
                                                          --------      -----      ------    --------
       Total fixed maturities and equity
         securities available-for-sale ...............    $4,294.8      $33.0      $(60.1)   $4,267.7
                                                          ========      =====      ======    ========

The amortized cost and fair value of fixed maturities at December 31, 2006, by contractual maturity, are shown below:

                                                      Amortized Cost Fair Value
                                                      -------------- ----------
                                                            (in millions)
Available-for-Sale:
-------------------                                   -------------- ----------
Due in one year or less..............................    $  156.4     $  156.1
Due after one year through five years................     1,490.5      1,482.5
Due after five years through ten years...............     1,170.9      1,158.2
Due after ten years..................................       957.3        952.1
                                                         --------     --------
                                                          3,775.1      3,748.9
Mortgage-backed securities...........................       866.5        859.7
                                                         --------     --------
Total................................................    $4,641.6     $4,608.6
                                                         ========     ========

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

On December 31, 2005 the Company had $116.3 million of securities at fair value on loan to various brokers/dealers, and were fully collateralized by cash and highly liquid securities. At December 31, 2006, the Company no longer participates in a security lending program for the purpose of enhancing income on securities held.

Depreciation expense on investment real estate was $3.3 million, $0.7 million, and $1.0 million, in 2006, 2005, and 2004, respectively. Accumulated depreciation was $5.9 million and $2.6 million at December 31, 2006 and 2005, respectively.

Analysis of unrealized losses on fixed maturity securities

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation, government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, the Manulife Loan Review Committee reviews all securities where market value is less than eighty percent of amortized cost for six months or more to determine whether impairments need to be taken. This committee meets with the head of workouts, the head of each industry team and the head of portfolio management. The analysis focuses on each company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at Manulife. This committee includes Manulife's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;
(2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments; and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           Unrealized Losses on Fixed Maturity and Equity Securities

                                                                      As of December 31, 2006
                                              Less than 12 months       12 months or more               Total
                                           -------------------------- ----------------------- --------------------------
                                                                       Carrying                  Carrying
                                                                       Value of                  Value of
                                           Carrying Value             Securities              Securities with
                                            of Securities             with Gross                   Gross
                                             with Gross    Unrealized Unrealized  Unrealized    Unrealized    Unrealized
Description of securities:                 Unrealized Loss   Losses      Loss       Losses         Loss         Losses
------------------------------------------------------------------------------------------------------------------------
US Treasury obligations and direct
  obligations of U.S.government agencies..     $ 11.3        $   --    $    3.0     $   --       $   14.3       $   --
Federal agency mortgage backed securities.       99.3          (0.9)      467.9      (10.6)         567.2        (11.5)
Corporate bonds...........................      760.7         (11.3)    1,563.9      (35.3)       2,324.6        (46.6)
                                               ------        ------    --------     ------       --------       ------
   Total, debt securities.................      871.3         (12.2)    2,034.8      (45.9)       2,906.1        (58.1)
Common stocks.............................        3.6            --         1.3       (0.3)           4.9         (0.3)
                                               ------        ------    --------     ------       --------       ------
   Total..................................     $874.9        $(12.2)   $2,036.1     $(46.2)      $2,911.0       $(58.4)
                                               ======        ======    ========     ======       ========       ======


                                                                      As of December 31, 2005
                                              Less than 12 months       12 months or more               Total
                                           -------------------------- ----------------------- --------------------------
                                                                       Carrying                  Carrying
                                                                       Value of                  Value of
                                           Carrying Value             Securities              Securities with
                                            of Securities             with Gross                   Gross
                                             with Gross    Unrealized Unrealized  Unrealized    Unrealized    Unrealized
Description of securities:                 Unrealized Loss   Losses      Loss       Losses         Loss         Losses
------------------------------------------------------------------------------------------------------------------------
US Treasury obligations and direct
  obligations of U.S.government agencies..    $   18.4       $ (0.5)    $ 13.7      $ (0.2)      $   32.1       $ (0.7)
Federal agency mortgage backed securities.       524.8        (10.9)     122.0        (4.2)         646.8        (15.1)
Corporate bonds...........................     1,858.9        (37.2)     349.8        (6.7)       2,208.7        (43.9)
                                              --------       ------     ------      ------       --------       ------
   Total, debt securities.................     2,402.1        (48.6)     485.5       (11.1)       2,887.6        (59.7)
Common stocks.............................         1.4         (0.4)        --          --            1.4         (0.4)
                                              --------       ------     ------      ------       --------       ------
Total.....................................    $2,403.5       $(49.0)    $485.5      $(11.1)      $2,889.0       $(60.1)
                                              ========       ======     ======      ======       ========       ======

Gross unrealized losses above include unrealized losses from hedging adjustments. Gross unrealized losses from hedging adjustments represent the amount of the unrealized loss that results from the security being designated as a hedged item in a fair value hedge. When a security is so designated, its cost basis is adjusted in response to movements in interest rates. These adjustments, which are non-cash and reverse over time as the assets and derivatives mature, impact the amount of unrealized loss on a security. The remaining portion of the gross unrealized loss represents the impact of interest rates on the non-hedged portion of the portfolio and unrealized losses due to creditworthiness on the total fixed maturity portfolio.

At December 31, 2006 the fixed maturity securities had a total gross unrealized loss of $62.5 million excluding basis adjustments related to hedging relationships. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Mortgage loans on real estate

Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired mortgage loans that may be susceptible to significant change. Any change to the valuation allowance for mortgage loans on real estate loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the fair value of the collateral at the date of foreclosure, which establishes a new cost basis.

Changes in the Allowance for Probable Losses on Mortgage Loans on Real Estate are summarized below:

                                     Balance at                      Balance at
                                     Beginning                         End of
                                     of Period  Additions Deductions   Period
                                     ---------- --------- ---------- ----------
                                                   (in millions)
Year ended December 31, 2006
   Mortgage loans on real estate....    $4.0      $1.4       $2.6       $2.8
                                        ----      ----       ----       ----
Total                                   $4.0      $1.4       $2.6       $2.8
                                        ====      ====       ====       ====
Year ended December 31, 2005
   Mortgage loans on real estate....    $3.3      $2.8       $2.1       $4.0
                                        ----      ----       ----       ----
Total                                   $3.3      $2.8       $2.1       $4.0
                                        ====      ====       ====       ====
April 29 through December 31, 2004
   Mortgage loans on real estate....    $2.3      $3.3       $2.3       $3.3
                                        ----      ----       ----       ----
Total                                   $2.3      $3.3       $2.3       $3.3
                                        ====      ====       ====       ====
January 1 through April 28, 2004
   Mortgage loans on real estate....    $2.5        --       $0.2       $2.3
                                        ----      ----       ----       ----
Total                                   $2.5      $ --       $0.2       $2.3
                                        ====      ====       ====       ====

At December 31, 2006 and 2005, the total recorded investment in mortgage loans considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:

                                                                  December 31,
                                                                  ------------
                                                                   2006   2005
                                                                  -----  -----
                                                                  (in millions)
Impaired mortgage loans on real estate with provision for losses. $ 7.4  $13.4
Provision for losses.............................................  (2.8)  (4.0)
                                                                  -----  -----
Net impaired mortgage loans on real estate....................... $ 4.6  $ 9.4
                                                                  =====  =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                       2006     2005     2004
                                                       -------- -------- ------
                                                        (in millions)
Average recorded investment in impaired loans......... $10.4    $12.5    $6.2
Interest income recognized on impaired loans.......... $  --    $ 0.4    $ --

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

Restructured mortgage loans aggregated $1.1 million and $5.0 million as of December 31, 2006 and 2005, respectively. The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                       2006     2005    2004
                                                       -------- ------- -------
                                                       (in millions)
Expected.............................................. $0.1     $0.4    $1.1
Actual................................................  0.1      0.2     0.7

At December 31, 2006, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

Collateral                  Carrying    Geographic                  Carrying
Property Type                Amount     Concentration                Amount
-------------------------------------------------------------------------------
                          (in millions)                           (in millions)
Apartments...............   $  168.2    East North Central.......   $  101.2
Hotels...................        7.0    East South Central.......       37.2
Industrial...............      128.2    Middle Atlantic..........      105.0
Office buildings.........      130.5    Mountain.................       65.4
Retail...................      316.3    New England..............       87.0
Mixed use................       58.4    Pacific..................      271.6
Agricultural.............      202.3    South Atlantic...........      239.2
Other....................       48.1    West North Central.......       32.8
                                        West South Central.......      118.6
                                        Canada/Other.............        1.0
Allowance for losses.....       (2.8)   Allowance for losses.....       (2.8)
                            --------                                --------
Total....................   $1,056.2    Total....................   $1,056.2
                            ========                                ========

Mortgage loans with outstanding principal balances of $7.9 million, and bonds with amortized cost of $3.2 million were non-income producing at December 31, 2006. There was no non-income producing real estate at December 31, 2006.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 5 - Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

The fair value of derivative instruments classified as assets at December 31, 2006 and 2005 was $0.0 million and $13.0 million, and appears on the consolidated balance sheets in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2006 and 2005 was $16.0 million and $48.9 million and appears on the consolidated balance sheets in other liabilities. The fair value of derivative instruments identified as embedded derivatives in modified coinsurance agreements pursuant to DIG B36 are classified as liabilities and appear on the Company's consolidated balance sheets in other liabilities at December 31, 2006 and 2005 and were $17.8 million and $0.5 million, respectively.

Fair Value Hedges

The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

The Company enters into purchased interest rate cap agreements and interest rate floor agreements to manage the interest rate exposure of options that are embedded in certain assets and liabilities. Purchased interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal). Amounts earned on interest rate cap and floor agreements are recorded as an adjustment to net investment income.

Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

The Company recognized net gains of $1.9 million and $3.3 million related to the ineffective portion of its fair value hedges and no gain or loss related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness for the years ended December 31, 2006 and 2005, respectively. These amounts are recorded in net realized investment and other gains and losses. For the period April 29, 2004 through December 31, 2004, the Company recognized net losses of $5.3 million related to the ineffective portion of its fair value hedges. For the period January 1, 2004 through April 28, 2004, the Company recognized net gains of $3.2 million related to the ineffective portion of its fair value hedges. In 2006 and 2005, the Company had no hedges of firm commitments.

Cash Flow Hedges

The Company also uses interest rate swap agreements to hedge the variable cash flows associated with payments that it will make on certain floating rate fixed income securities. Amounts are reclassified from other comprehensive income as a yield adjustment when the payments are made.

For the period ended December 31, 2006, the Company recognized gains of $0.0 million related to the ineffective portion of its cash flow hedges. For the year ended December 31, 2006, all of the Company's hedged forecast transactions qualified as cash flow hedges.

              JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY NOTES

For the period ended December 31, 2006, $0.0 million was reclassified from other accumulated comprehensive income to earnings. It is anticipated that approximately $0.2 million will be reclassified from other accumulated comprehensive income to earnings within the next twelve months. The maximum length for which variable cash flows are hedged is 24 years.

For the years ended December 31, 2006 and 2005 and for the periods from April 29, 2004 through December 31, 2004 and January 1, 2004 through April 28, 2004, no cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the year ended December 31, 2006, gains of $0.5 million (net of tax of $0.2 million) representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income, resulting in a balance of ($0.2) million (net of tax of $0.2 million) at December 31, 2006. For the year ended December 31, 2005 losses of $0.7 million (net of tax of $0.4 million) representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income, resulting in a balance of ($0.7) million (net of tax of $0.4 million) at December 31, 2005.

Derivatives Not Designated as Hedging Instruments

The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, credit default swaps, and interest rate cap and floor agreements to manage exposure to interest rates as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

In addition, the Company uses interest rate floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses without designating the derivatives as hedging instruments.

Note 6--Income Taxes

The Company participates in the filing of a life/non-life insurance consolidated federal income tax return. The life insurance sub-group includes three domestic life insurance companies (the Company, John Hancock Life Insurance Company and Manulife Insurance Company) and a Bermuda life insurance company (John Hancock Reassurance Company Ltd.) that is treated as a U.S. company for federal income tax purposes. The non-life insurance company sub-group consists of John Hancock Financial Services, Inc., John Hancock Subsidiaries LLC and John Hancock International Holdings, Inc.

In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if John Hancock Variable Life Insurance Company filed a separate federal income tax return. The tax charge will not be more than that which the Company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

The components of income taxes were as follows:

                                     Year ended   Year ended  April 29 through     January 1
                                    December 31, December 31,   December 31,   through April 28,
                                        2006         2005           2004             2004
                                    ------------ ------------ ---------------- -----------------
                                                           (in millions)
Current taxes:
   Federal.........................    $23.0        $(11.0)        $29.9             $21.8
   Foreign.........................       --           0.5           0.3               0.1
                                       -----        ------         -----             -----
Deferred taxes:                         23.0         (10.5)         30.2              21.9
   Federal - Restated..............     44.9          84.8          20.4              (1.1)
                                       -----        ------         -----             -----
Total income taxes - Restated......    $67.9        $ 74.3         $50.6             $20.8
                                       =====        ======         =====             =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and cumulative effect of accounting change to consolidated income tax expense charged to operations follows:

                                           Year ended   Year ended  April 29 through     January 1
                                          December 31, December 31,   December 31,   through April 28,
                                              2006         2005           2004             2004
                                          ------------ ------------ ---------------- -----------------
                                                                 (in millions)
Tax at 35% - Restated....................    $71.8        $80.2          $51.7             $22.3
Add (deduct):

   Prior year taxes......................      2.0         (1.2)           1.2               0.5

   Tax credits...........................     (3.1)        (3.1)          (1.4)             (0.6)

   Foreign taxes.........................       --          0.4            0.4                --

   Other - Restated......................     (2.8)        (2.0)          (1.3)             (1.4)
                                             -----        -----          -----             -----
       Total income taxes - Restated.....    $67.9        $74.3          $50.6             $20.8
                                             =====        =====          =====             =====

The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                 December 31,
                                                                 2006    2005
                                                                ------ --------
                                                                       Restated
                                                                 (in millions)
Deferred tax assets:
   Policy reserve adjustments.................................. $261.8  $299.0
   Other employee benefits.....................................    5.7    32.1
   Unrealized losses...........................................    6.6     6.3
   Deferred acquisition costs..................................   31.1    10.5
   Other.......................................................    3.9      --
                                                                ------  ------
       Total deferred tax assets............................... $309.1  $347.9
                                                                ======  ======
Deferred tax liabilities:
   Lease income................................................   52.6    56.9
   Securities and other investments............................   98.1   122.3
   Value of business acquired..................................  535.6   536.3
   Other.......................................................   86.2    47.0
                                                                ------  ------
       Total deferred tax liabilities.......................... $772.5  $762.5
                                                                ------  ------
       Net deferred tax liabilities............................ $463.4  $414.6
                                                                ======  ======

At December 31, 2006 and 2005, the Company had no operating loss carry-forwards. The Company believes that it will realize the full benefits of its deferred tax assets.

The Company received an income tax refund of $21.0 million in 2006 and made income tax payments of $38.1 million, and $34.6 million in 2005 and 2004, respectively.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 7 - Reinsurance

The effect of reinsurance on premiums written and earned was as follows:

                                                               April 29 through  January 1 through
                                                               December 31, 2004 April 28, 2004
                                2006 Premiums   2005 Premiums     Premiums          Premiums
                               --------------  --------------  ----------------  ----------------
                               Written Earned  Written Earned  Written  Earned   Written  Earned
                               ------- ------  ------- ------  -------  ------   -------  ------
                                                        (in millions)
Direct........................ $162.9  $163.0  $174.9  $176.3  $111.5   $112.1   $ 58.2   $ 57.5
Assumed.......................    0.7     0.7     0.2     0.2      --       --       --       --
Ceded.........................  (79.7)  (79.7)  (95.7)  (95.7)  (64.4)   (64.4)   (33.5)   (33.5)
                               ------  ------  ------  ------  ------   ------   ------   ------
Net life premiums............. $ 83.9  $ 84.0  $ 79.4  $ 80.8  $ 47.1   $ 47.7   $ 24.7   $ 24.0
                               ======  ======  ======  ======  ======   ======   ======   ======

For the year ended December 31, 2006 and 2005, benefits to policyholders under life insurance ceded reinsurance contracts were $33.5 million and $64.5 million. For the period April 29, 2004 through December 31, 2004, these ceded benefits were $8.1 million and for the period January 1, 2004 through April 28, 2004 were $3.3 million.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Note 8 - Commitments and Contingencies

Commitments. At December 31, 2006, the Company has extended commitments to purchase U.S. private debt and to issue mortgage loans on real estate totaling $22.8 million and $23.5 million, respectively. If funded, loans related to real estate mortgages would be fully collateralized by mortgage properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $46.3 million at December 31, 2006. The majority of these commitments expire in 2007.

Legal Proceedings. The Company is, primarily through its parent John Hancock, regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. As with many other companies in the financial services industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing and late trading of mutual funds and sales compensation and broker-dealer practices, including with respect to variable investment options underlying variable life and annuity products. It is believed that these inquiries are similar to those made to many financial service companies by various agencies into practices, policies and procedures relating to trading in mutual funds shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regularity matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9 - Shareholder's Equity

(a) Common Stock

The Company was established in 1979 as a stock insurance company with 50,000 shares outstanding, wholly owned by its parent, John Hancock Life Insurance Company. Effective April 28, 2004 all of the outstanding common stock of JHFS were acquired by the Manulife, refer to Note 1 - Change of Control for further discussion of this transaction. The transaction between Manulife and JHFS did not impact the Company's outstanding common stock. The Company had one class of capital stock: common stock of $50 par value with 50,000 shares authorized and outstanding at December 31, 2006 and 2005.

(b) Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for the years indicated are presented below:

                                                                      Net
                                                                  Accumulated  Accumulated
                                                        Net       Gain (Loss)     Other
                                                     Unrealized     on Cash   Comprehensive
                                                   Gains (Losses) Flow Hedges Income (Loss)
                                                   -------------- ----------- -------------
Predecessor Company
Balance at January 1, 2004                             $ 77.6           --       $ 77.6
Gross unrealized gains (losses) (net of deferred
  income tax benefit of $ 7.9 million)............      (14.5)                    (14.5)
Reclassification adjustment for gains realized in
  net income (net of income tax expense of $3.4
  million)........................................       (6.4)                     (6.4)
Adjustment to deferred policy acquisition costs
  and value of business acquired (net of deferred
  income tax expense of $17.3 million)............       32.1                      32.1
                                                       ------        -----       ------
Net unrealized gains (losses).....................       11.2                      11.2
                                                       ------        -----       ------
Balance at April 28, 2004.........................     $ 88.8           --       $ 88.8
                                                       ======        =====       ======
Acquisition by Manulife Financial Corporation:
  Sale of shareholders' equity....................     $(88.8)                   $(88.8)
                                                       ------        -----       ------
Company
Balance at April 29, 2004.........................         --           --           --
                                                       ======        =====       ======
Gross unrealized gains (losses) (net of deferred
  income tax expense of $23.7 million.............     $ 43.9        $  --       $ 43.9
Adjustment to deferred policy acquisition costs
  and value of business acquired (net of deferred
  income tax benefit of $5.7 million).............      (10.5)          --        (10.5)
                                                       ------        -----       ------
Net unrealized gains (losses).....................       33.4           --         33.4
                                                       ------        -----       ------
Balance at December 31, 2004......................     $ 33.4           --       $ 33.4
                                                       ======        =====       ======
Gross unrealized gains (losses), (net of deferred
  income tax benefit of $30.7 million)............      (57.0)          --        (57.0)
Reclassification adjustment for gains realized in
  net income (net of income tax expense of $2.5
  million)........................................       (4.6)                     (4.6)
Adjustment to deferred policy acquisition costs
  (net of deferred income tax expense of $8.7
  million)........................................       16.1           --         16.1
                                                       ------        -----       ------
Net unrealized gains (losses).....................      (45.5)          --        (45.5)
Net accumulated gains (losses) on cash flow
  hedges (net of deferred income tax benefit of
  $0.4 million)...................................         --         (0.7)        (0.7)
                                                       ------        -----       ------
Balance at December 31, 2005......................     $(12.1)       $(0.7)      $(12.8)
                                                       ======        =====       ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                           Net
                                                                       Accumulated  Accumulated
                                                             Net       Gain (Loss)     Other
                                                          Unrealized     on Cash   Comprehensive
                                                        Gains (Losses) Flow Hedges Income (Loss)
                                                        -------------- ----------- -------------
Balance at January 1, 2006.............................     $(12.1)       $(0.7)      $(12.8)
Gross unrealized gains (losses), (net of deferred
  income tax expense of $4.4 million)..................        8.2                       8.2
Reclassification adjustment for gains realized in net
  income (net of income tax expense of $2.0 million)...       (3.7)                     (3.7)
Adjustment to deferred policy acquisition costs (net
  of deferred income tax expense of $1.5 million)......        2.7                       2.7
                                                            ------        -----       ------
Net unrealized gains (losses)..........................        7.2                       7.2
                                                            ------        -----       ------
Net accumulated gains (losses) on cash flow hedges
  (net of deferred income tax expense of $0.2 million).         --          0.5          0.5
                                                            ------        -----       ------
Balance at December 31, 2006...........................     $ (4.9)       $(0.2)      $ (5.1)
                                                            ======        =====       ======

Net unrealized investment (losses) gains, included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:

                                                         2006    2005    2004
                                                        ------  ------  ------
                                                             (in millions)
Balance, end of year comprises:
   Unrealized investment (losses) gains on:............
       Fixed maturities................................ $(33.0) $(27.2) $ 67.3
       Equity investments..............................   12.9     0.1     0.3
       Other...........................................   (0.2)   (0.1)     --
                                                        ------  ------  ------
Total..................................................  (20.3)  (27.2)   67.6

Amounts of unrealized investment losses (gains)
  attributable to:
       Deferred policy acquisition cost and value
         of business acquired..........................   12.8     8.6   (16.2)
       Deferred federal income taxes...................    2.6     6.5   (18.0)
                                                        ------  ------  ------
Total..................................................   15.4    15.1   (34.2)
                                                        ------  ------  ------
Net unrealized investment (losses) gains............... $ (4.9) $(12.1) $ 33.4
                                                        ======  ======  ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

(c) Statutory Results

The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Company, the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by Massachusetts. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

At December 31, 2006, there were no permitted practices.

Statutory net income and surplus include the accounts of the Company.

                                                            2006   2005   2004
                                                           ------ ------ ------
                                                              (in millions)
Statutory net income...................................... $117.5 $165.8 $162.2
Statutory surplus.........................................  676.5  752.7  810.8

Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

Note 10 - Segment Information

As a result of the merger with Manulife (see Note 1 - Change of Control) the Company renamed the Asset Gathering Segment as the Wealth Management Segment. The Company has two reportable segments that are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

Wealth Management Segment. Offers individual fixed and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

Corporate Segment. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the reporting segments.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The following tables summarize selected financial information by segment for the periods indicated:

                                                                     Wealth
                                                        Protection Management Corporate Consolidated
                                                        ---------- ---------- --------- ------------
                                                                       (in millions)
Company
Year ended December 31, 2006
Revenues:
   Revenue from external customers..................... $   499.1   $   21.9   $    --   $   521.0
   Net investment income...............................     348.0       10.1       0.1       358.2
   Net realized investment and other gains (losses)....      (6.1)      (0.1)       --        (6.2)
                                                        ---------   --------   -------   ---------
   Revenues............................................ $   841.0   $   31.9   $   0.1   $   873.0
                                                        =========   ========   =======   =========
Net Income:
   Net income.......................................... $   138.4   $    0.2   $  (1.2)  $   137.4
                                                        =========   ========   =======   =========
Supplemental Information:
   Equity in net income of investees accounted for by
     the equity method................................. $    12.7   $     --   $    --   $    12.7
   Carrying value of investments accounted for by the
     equity method.....................................     138.8        7.5        --       146.3
   Amortization of deferred policy acquisition costs
     and value of business acquired....................      52.8        9.4        --        62.2
   Income tax expense..................................      68.6       (0.2)     (0.5)       67.9
   Segment assets...................................... $16,723.6   $1,039.3   $ (37.3)  $17,725.6

                                                                     Wealth
                                                        Protection Management Corporate Consolidated
                                                        ---------- ---------- --------- ------------
                                                                       (in millions)
Company
Year ended December 31, 2005
Revenues:
   Revenue from external customers - Restated.......... $   447.8   $   28.8   $    --   $   476.6
   Net investment income - Restated....................     330.8       13.5      (1.0)      343.3
   Net realized investment and other gains (losses)....       9.9        1.3      (0.2)       11.0
                                                        ---------   --------   -------   ---------
   Revenues - Restated................................. $   788.5   $   43.6      (1.2)  $   830.9
                                                        =========   ========   =======   =========
Net Income:
   Net income - Restated............................... $   148.1   $    9.0   $  (2.3)  $   154.8
                                                        =========   ========   =======   =========
Supplemental Information:
   Equity in net income of investees accounted for by
     the equity method................................. $    27.8   $    0.6        --   $    28.4
   Carrying value of investments accounted for by the
     equity method.....................................     243.5       12.7        --       256.2
   Amortization of deferred policy acquisition costs
     and value of business acquired....................      34.7        9.1        --        43.8
   Income tax expense - Restated.......................      73.7        1.8      (1.2)       74.3
   Segment assets - Restated........................... $15,691.6   $1,346.5   $(187.3)  $16,850.8

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                Wealth
                                                   Protection Management Consolidated
                                                   ---------- ---------- ------------
                                                             (in millions)
Company
Period from April 29 through December 31, 2004
Revenues:
   Revenues from external customers............... $   280.5   $   15.8   $   296.3
   Net investment income - Restated...............     193.7       10.2       203.9
   Net realized investment and other losses.......     (23.4)      (0.9)      (24.3)
                                                   ---------   --------   ---------
   Revenues - Restated............................ $   450.8   $   25.1   $   475.9
                                                   =========   ========   =========
   Net income - Restated.......................... $    93.4   $    3.6   $    97.0
                                                   =========   ========   =========
Supplemental Information:
   Equity in net income of investees accounted
     for by the equity method..................... $    14.2   $    0.3   $    14.5
   Carrying value of investments accounted for by
     the equity method............................     291.2       13.5       304.7
   Amortization of deferred policy acquisition
     costs and value of business acquired.........       6.3        6.6        12.9
   Income tax expense - Restated..................      50.8       (0.2)       50.6
   Segment assets - Restated...................... $14,454.5   $1,484.1   $15,938.6

                                                                Wealth
                                                   Protection Management Consolidated
                                                   ---------- ---------- ------------
Predecessor Company                                          (in millions)
Period from January 1 through April 28, 2004
Revenues:
   Revenues from external customers............... $   148.1   $    8.3   $   156.4
   Net investment income..........................     106.8        6.1       112.9
   Net realized investment and other losses.......      (1.0)      (2.4)       (3.4)
                                                   ---------   --------   ---------
   Revenues....................................... $   253.9   $   12.0   $   265.9
                                                   =========   ========   =========
   Net income - Restated.......................... $    47.3   $   (7.3)  $    40.0
                                                   =========   ========   =========
Supplemental Information:
   Equity in net income of investees accounted
     for by the equity method..................... $     2.0   $    0.1   $     2.1
   Amortization of deferred policy acquisition
     costs and value of business acquired.........      22.9        7.9        30.8
   Income tax expense - Restated..................      23.0       (2.2)       20.8

The Company operates primarily in the United States. The Company has no reportable major customers.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 - Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented below do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented below.

For fixed maturity securities, (including redeemable preferred stocks) fair values are obtained from external pricing services where available, broker dealer quotes are used for thinly traded securities and a spread pricing matrix is used when price quotes are not available, which typically is the case for our private placement securities. The spread pricing matrix is based on credit quality, country of issue, market sector and average investment life and is created for these dimensions through brokers' estimates of public spreads derived from their respective publications. At the end of each quarter, the Manulife Loan Review Committee reviews all securities where market value is less than eighty percent of amortized cost for six months or more to determine whether impairments need to be taken. This committee meets with the head of workouts, the head of each industry team and the head of portfolio management. The analysis focuses on each company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at Manulife. This committee includes Manulife's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rates or the fair value of the underlying collateral for loans that are collateral dependent.

The fair value for publicly traded equity securities is based on quoted market prices.

The carrying values for policy loans and cash and cash equivalents approximates their respective fair values.

The fair value for fixed-rate deferred annuities is the account value adjusted for current market interest rates. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and credit default swaps. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

The fair value for commitments approximates the amount of the outstanding commitment.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                           December 31,
                                                      2006              2005
                                                ----------------- -----------------
                                                Carrying  Fair    Carrying  Fair
                                                 Value    Value    Value    Value
                                                -------- -------- -------- --------
                                                           (in millions)
Assets:
   Fixed maturities:
       Available-for-sale...................... $4,608.6 $4,608.6 $4,231.5 $4,231.5
   Equity securities:
       Available-for-sale......................    158.1    158.1     36.2     36.2
   Mortgage loans on real estate...............  1,056.2  1,042.8  1,137.5  1,135.3
   Policy loans................................    441.6    441.6    415.9    415.9
   Cash and cash equivalents...................    236.7    236.7    206.6    206.6
Derivatives:
   Interest rate swap agreements...............     12.3     12.3      4.4      4.4
   Interest rate floor agreements..............       --       --     10.0     10.0
   Credit default swaps........................       --       --      0.2      0.2
Liabilities:
   Fixed rate deferred and immediate annuities. $  245.1 $  245.1 $  280.1 $  280.1
Derivatives:
   Interest rate swap agreements...............     27.9     27.9     50.4     50.4
   Interest rate cap agreements................      0.1      0.1       --       --
   Foreign exchange forward agreements.........      0.1      0.1       --       --
   Credit default swaps........................      0.1      0.1      0.1      0.1
   Embedded derivatives........................      0.1      0.1       --       --
Commitments....................................       --     46.3       --     67.5

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 12 -- Goodwill and Other Intangible Assets

The Company recognized several intangible assets which resulted from business combinations including Manulife's acquisition of the Company (see Note 1 - Change of Control for additional discussion of the Manulife acquisition).

Unamortizable assets include goodwill and brand name. Goodwill is the excess of the cost to Manulife over the fair value of the Company's identifiable net assets acquired by Manulife in the recent merger. Brand name is the fair value of the Company's trademark and trade name acquired by Manulife in the recent merger.

Amortizable assets include value of business acquired (VOBA) and distribution networks. VOBA is the present value of estimated future profits of insurance policies in force related to businesses acquired by Manulife in the recent merger. VOBA had weighted average lives ranging from 6 to 17 years for various insurance businesses at the merger. Distribution networks are values assigned to the Company's networks of sales agents and producers responsible for procuring business acquired by Manulife in the recent merger. Distribution networks had weighted average lives of 22 years at the merger.

Brand name, distribution networks, and goodwill were initially recognized at the time of the acquisition of the Company by Manulife. VOBA was expanded in scope and size as a result of the merger.

The Company tests non-amortizing assets for impairment on an annual basis, and also in response to any events which suggest that these assets may be impaired (triggering events.) Amortizable intangible assets are tested only in response to triggering events. The Company tests goodwill using the two-step impairment testing program set forth in SFAS No. 142 "Goodwill and Other Intangible Assets." VOBA and the Company's other intangible assets are evaluated by comparing their fair values to their current carrying values whenever they are tested. Impairments are recorded whenever an asset's fair value is deemed to be less than its carrying value.

The following tables contain summarized financial information for each of these intangible assets as of the dates and periods indicated.

                                                      Accumulated
                                     Gross Carrying Amortization and Net Carrying
                                         Amount      Other Changes      Amount
                                     -------------- ---------------- ------------
                                                     (in millions)
December 31, 2006
   Unamortizable intangible assets:
       Goodwill.....................    $  410.8         $   --        $  410.8
       Brand name...................        84.7             --            84.7
   Amortizable intangible assets:
       Distribution networks........       134.4           (5.3)          129.1
       VOBA.........................     1,376.3          (77.3)        1,299.0

December 31, 2005
   Unamortizable intangible assets:
       Goodwill.....................    $  410.8         $   --        $  410.8
       Brand name...................        84.7             --            84.7
   Amortizable intangible assets:
       Distribution networks........       134.4           (2.6)          131.8
       VOBA.........................     1,376.3          (53.1)        1,323.2

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY



                                                                              Period from
                                                                                April 29    Period from
                                                                                through      January 1
                                                                              December 31, through April
                                                                  2006  2005      2004       28, 2004
                                                                  ----- ----- ------------ -------------
                                                                              (in millions)
Aggregate amortization expense
Distribution networks, net of tax of $0.9 million, $0.7 million,
  $0.2 million and $ - million, respectively..................... $ 1.8 $ 1.4     $0.3         $ --
VOBA, net of tax of $8.9 million, $18.5 million, $3.3 million
  and $0.1 million, respectively.................................  16.4  34.4      6.0          0.2
                                                                  ----- -----     ----         ----
Aggregate amortization expense, net of tax of $9.8 million,
  $19.2 million, $3.5 million and $0.1 million, respectively..... $18.2 $35.8     $6.3         $0.2
                                                                  ===== =====     ====         ====

                                                                  Tax     Net
                                                                 Effect Expense
                                                                 ------ -------
                                                                 (in millions)
Estimated future aggregate amortization expense for the years ending December 31,
2007............................................................ $17.2   $31.9
2008............................................................  21.2    39.4
2009............................................................  21.0    39.0
2010............................................................  20.7    38.4
2011............................................................  21.3    39.5

The following tables present the continuity of each of the Company's unamortizable and amortizable intangible assets for the periods presented.

Unamortizable intangible assets:

                                                        Wealth
                                         Protection   Management   Consolidated
                                         ---------- -------------- ------------
                                                    ( in millions)
Goodwill:
Balance at January 1, 2006..............   $368.5       $42.3         $410.8
                                           ------       -----         ------
Balance at December 31, 2006............   $368.5       $42.3         $410.8
                                           ======       =====         ======

                                                        Wealth
                                         Protection   Management   Consolidated
                                         ---------- -------------- ------------
                                                    ( in millions)
Goodwill:
Balance at January 1, 2005..............   $368.5       $42.3         $410.8
                                           ------       -----         ------
Balance at December 31, 2005............   $368.5       $42.3         $410.8
                                           ======       =====         ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                        Wealth
                                          Protection  Management   Consolidated
                                          ---------- ------------- ------------
Brand name:                                          (in millions)
Balance at January 1, 2006...............   $ 79.9       $4.8         $ 84.7
                                            ------       ----         ------
Balance at December 31, 2006.............   $ 79.9       $4.8         $ 84.7
                                            ======       ====         ======

                                                        Wealth
                                          Protection  Management   Consolidated
                                          ---------- ------------- ------------
Brand name:                                          (in millions)
Balance at January 1, 2005...............   $ 79.9       $4.8         $ 84.7
                                            ------       ----         ------
Balance at December 31, 2005.............   $ 79.9       $4.8         $ 84.7
                                            ======       ====         ======
Amortizable intangible assets:

                                                        Wealth
                                          Protection  Management   Consolidated
                                          ---------- ------------- ------------
Distribution network:                                (in millions)
Balance at January 1, 2006...............   $129.3       $2.5         $131.8
Amortization.............................     (2.7)        --           (2.7)
                                            ------       ----         ------
Balance at December 31, 2006.............   $126.6       $2.5         $129.1
                                            ======       ====         ======

                                                        Wealth
                                          Protection  Management   Consolidated
                                          ---------- ------------- ------------
Distribution network:                                (in millions)
Balance at January 1, 2005...............   $131.4       $2.5         $133.9
Amortization.............................     (2.1)        --           (2.1)
                                            ------       ----         ------
Balance at December 31, 2005.............   $129.3       $2.5         $131.8
                                            ======       ====         ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                 Wealth
                                                   Protection  Management    Consolidated
                                                   ---------- -------------  ------------
VOBA:.............................................            (in millions)
Balance at January 1, 2006........................  $1,266.7  $        56.5    $1,323.2
Amortization......................................     (16.1)          (9.2)      (25.3)
Adjustment to unrealized gains on securities
  available for sale..............................       0.8            0.3         1.1
                                                    --------  -------------    --------
Balance at December 31, 2006......................  $1,251.4  $        47.6    $1,299.0
                                                    ========  =============    ========

                                                                 Wealth
                                                   Protection  Management    Consolidated
                                                   ---------- -------------  ------------
VOBA:                                                         (in millions)
Balance at January 1, 2005........................  $1,199.4  $        63.4    $1,262.8
Amortization......................................     (43.9)          (9.0)      (52.9)
Adjustment to unrealized gains on securities
  available for sale..............................      24.3            2.1        26.4
Other Adjustments (1).............................      86.9             --        86.9
                                                    --------  -------------    --------
Balance at December 31, 2005......................  $1,266.7  $        56.5    $1,323.2
                                                    ========  =============    ========

--------
(1)The purchase equation with respect to the purchase transaction with Manulife was reallocated and finalized during the second quarter of 2005. Total adjustments to VOBA were $86.9 million.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 13- Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable life insurance and variable annuity contracts which contain certain guarantees (variable contracts with guarantees) which are discussed more fully below.

During 2006 and 2005, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Statement of Operations. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Statement of Operations.

The deposits related to the variable life insurance contracts are invested in separate accounts and the company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

At December 31, 2006 and December 31, 2005, the Company had the following variable life contracts with guarantees. For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life contracts, and, for other variable life contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

                                                   December 31,   December 31,
                                                       2006           2005
                                                   ------------   ------------
                                                   (in millions, except for age)
Life contracts with guaranteed benefits
In the event of death
   Account value..................................   $6,231.6       $5,994.5
   Net amount at risk related to deposits.........       81.0          127.5
   Average attained age of contractholders........         46             45

The variable annuity contracts are issued through separate accounts and the company contractually guarantees to the contract holder either (a) return of at least no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary or (d) a combination benefit of (b) and (c) above. Most business issued after May 2003 has a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. These variable annuity contract guarantees include benefits that are payable in the event of death or annuitization, or at specified dates during the accumulation period.

At December 31, 2006 and December 31, 2005, the Company had the following variable annuity contracts with guarantees. (Note that the company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contract holder determined in accordance with the terms of the contract in excess of the current account balance.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                      December 31, December 31,
                                                          2005         2006
                                                      ------------ ------------
                                                      (in millions, except for
                                                          age and percent)
Return of net deposits
In the event of death:
   Account value.....................................    $257.4       $271.4
   Net amount at risk................................      13.1         20.8
   Average attained age of contractholders...........        65           64
Return of net deposits plus a minimum return
In the event of death:
   Account value.....................................    $130.5       $134.5
   Net amount at risk................................      47.1         55.3
   Average attained age of contractholders...........        67           65
   Guaranteed minimum return rate....................         5%           5%
At annuitization:
   Account value.....................................    $ 50.4       $ 50.6
   Net amount at risk................................       8.7          9.9
   Average attained age of contractholders...........        63           61
   Range of guaranteed minimum return rates..........       4-5%         4-5%
Highest specified anniversary account value minus
  withdrawals post anniversary.......................
In the event of death:...............................
   Account value.....................................    $506.2       $595.6
   Net amount at risk................................      38.8         71.3
   Average attained age of contractholders...........        64           63

Account balances of variable contracts with guarantees invest in variable separate accounts in various mutual funds which included foreign and domestic equity and bond funds as shown below:

                                                   December 31, December 31,
                                                       2006         2005
                                                   ------------ ------------
                  Type of Fund                           (in millions)
Domestic Equity - Growth Funds....................   $  903.7     $1,038.4
Domestic Bond Funds...............................    1,253.3      1,070.3
Domestic Equity - Growth & Income Funds...........    2,672.8      2,818.7
Domestic Equity - Blend Funds.....................    1,500.1      1,081.2
Domestic Equity - Value Funds.....................       70.0        302.9
International Equity Funds........................      823.6        507.4
International Bond Funds..........................       52.3         55.9
Hedge Funds.......................................       58.6         44.8
                                                     --------     --------
Total.............................................   $7,334.4     $6,919.6
                                                     ========     ========

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as of December 31, 2006 and 2005, respectively:

                                             Guaranteed     Guaranteed
                                               Minimum       Minimum
                                            Death Benefit Income Benefit
                                               (GMDB)         (GMIB)     Totals
                                            ------------- -------------- ------
                                                       (in millions)
Balance at January 1, 2006.................     $27.3          $0.7      $28.0
Additions to reserve.......................       6.4           0.2        6.6
Paid guarantee benefits....................      (2.2)           --       (2.2)
                                                -----          ----      -----
Balance at December 31, 2006...............     $31.5          $0.9      $32.4
                                                =====          ====      =====
Balance at January 1, 2005.................     $22.9          $0.5      $23.4
Additions to reserve.......................       7.2           0.2        7.4
Paid guarantee benefits....................      (2.8)           --       (2.8)
                                                -----          ----      -----
Balance at December 31, 2005...............     $27.3          $0.7      $28.0
                                                =====          ====      =====

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the GMDB liability at December 31, 2006:

    . Data used included 200 and 1000 (for annuity and life contracts, respectively) stochastically generated investment performance scenarios.

    . Volatility assumptions depended on mix of investments by contract type and ranged between 13.8% (life products) and 6-21% (annuity products).

    . Life products used purchase GAAP mortality, lapse, mean investment performance, and discount rate assumptions included in the related deferred acquisition cost (DAC) and value of business acquired (VOBA) models which varied by product.

    . Mean investment performance assumptions for annuity contracts were 9.0% for 2006 and 8.8% for 2005 (average of fund returns).

    .  Annuity mortality was assumed to be 100 % of the Annuity 2000 Table.

    . Annuity lapse rates vary by contract type and duration and range from 1 percent to 25 percent for 2006 and from 1 percent to 20 percent for 2005.

    .  Annuity discount rate was 6.5%.

GMIB is valued in accordance with Statement of Position 03-1 - Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts.

AUDITED FINANCIAL STATEMENTS

John Hancock Variable Annuity Account JF of
John Hancock Variable Life Insurance Company
December 31, 2006

                   John Hancock Variable Annuity Account JF of
                  John Hancock Variable Life Insurance Company

                          Audited Financial Statements

                                December 31, 2006

                                    CONTENTS

Audited Financial Statements
Report of Ernst & Young LLP, Independent Registered Public Accounting
   Firm ...................................................................    1
Statement of Assets and Liabilities .......................................    2
Statement of Operations and Changes in Contract Owners' Equity ............    5
Notes to Financial Statements .............................................   19

           REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM

To the Policyholders of
John Hancock Variable Annuity Account JF of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account JF (the "Account") (comprising respectively, the Active Bond, International Equity Index, Money Market, Bond Index, Mid Cap Value B, Small Cap Value, Growth & Income, Managed, Short-Term Bond, Small Cap Emerging Growth, Overseas Equity B, Equity Index, Blue Chip D, Equity Income D, Financial Services D, Global Bond D, Health D, High Yield D, Mid Cap Index D, Mid Cap Stock D, Real Estate Securities D, Small Cap Index D, Total Return D, Total Stock Index D, and Capital Appreciation D sub-accounts) as of December 31, 2006, and the related statements of operations and changes in contract owners' equity for each of these sub-accounts and for the Large Cap Growth D sub-account for the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting John Hancock Variable Annuity Account JF at December 31, 2006, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 13, 2007

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                                              International                                 Mid Cap
                                                Active Bond    Equity Index   Money Market   Bond Index     Value B
                                                -----------   -------------   ------------   ----------   ----------
ASSETS
Investments in shares of portfolios at value:   $24,260,655    $17,044,920     $24,068,989   $9,654,552   $9,263,671
                                                -----------    -----------     -----------   ----------   ----------
Total Assets                                    $24,260,655    $17,044,920     $24,068,989   $9,654,552   $9,263,671
                                                ===========    ===========     ===========   ==========   ==========
NET ASSETS:
Contracts in accumulation                       $24,260,655    $17,044,920     $23,982,770   $9,654,552   $9,263,671
Contracts in payout (annuitization)                                                 86,219
                                                -----------    -----------     -----------   ----------   ----------
Total net assets                                $24,260,655    $17,044,920     $24,068,989   $9,654,552   $9,263,671
                                                ===========    ===========     ===========   ==========   ==========
Units outstanding                                 1,930,780      1,044,091       2,262,046      719,263      400,087
                                                ===========    ===========     ===========   ==========   ==========
Unit value (in accumulation)                    $     12.57    $     16.33     $     10.64   $    13.42   $    23.15
                                                ===========    ===========     ===========   ==========   ==========

                                                 Small Cap       Growth &                     Short-Term      Small Cap
                                                   Value          Income         Managed         Bond      Emerging Growth
                                                -----------   --------------   -----------   -----------   ---------------
ASSETS
Investments in shares of portfolios at value:   $15,548,077     $32,015,880    $11,178,585   $11,382,714     $11,647,180
                                                -----------     -----------    -----------   -----------     -----------
Total Assets                                    $15,548,077     $32,015,880    $11,178,585   $11,382,714     $11,647,180
                                                ===========     ===========    ===========   ===========     ===========
NET ASSETS:
Contracts in accumulation                       $15,548,077     $31,994,818    $11,178,585   $11,382,714     $11,647,180
Contracts in payout (annuitization)                                  21,062
                                                -----------     -----------    -----------   -----------     -----------
Total net assets                                $15,548,077     $32,015,880    $11,178,585   $11,382,714     $11,647,180
                                                ===========     ===========    ===========   ===========     ===========
Units outstanding                                   480,800       3,481,936      1,032,083       726,049       1,000,013
                                                ===========     ===========    ===========   ===========     ===========
Unit value (in accumulation)                    $     32.34     $      9.19    $     10.83   $     15.68     $     11.65
                                                ===========     ===========    ===========   ===========     ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                STATEMENT OF ASSETS AND LIABILITIES-- (CONTINUED)
                                DECEMBER 31, 2006

                                                  Overseas                                    Equity      Financial
                                                  Equity B    Equity Index   Blue Chip D     Income D     Services D
                                                -----------   ------------   -----------   -----------   -----------
ASSETS
Investments in shares of portfolios at value:   $12,822,331    $55,638,952   $16,190,898   $35,138,760   $16,271,280
                                                -----------    -----------   -----------   -----------   -----------
Total Assets                                    $12,822,331    $55,638,952   $16,190,898   $35,138,760   $16,271,280
                                                ===========    ===========   ===========   ===========   ===========
NET ASSETS:
Contracts in accumulation                       $12,822,331    $55,577,624   $16,190,898   $35,113,537   $16,266,475
Contracts in payout (annuitization)                                 61,328                      25,223         4,805
                                                -----------    -----------   -----------   -----------   -----------
Total net assets                                $12,822,331    $55,638,952   $16,190,898   $35,138,760   $16,271,280
                                                ===========    ===========   ===========   ===========   ===========
Units outstanding                                   962,000      2,543,078     1,879,113     2,120,699       813,072
                                                ===========    ===========   ===========   ===========   ===========
Unit value (in accumulation)                    $     13.33    $     21.88   $      8.62   $     16.57   $     20.01
                                                ===========    ===========   ===========   ===========   ===========

                                                   Global                     High       Mid Cap     Mid Cap
                                                   Bond D      Health D      Yield D     Index D     Stock D
                                                -----------   ----------   ----------   --------   ----------
ASSETS
Investments in shares of portfolios at value:    $2,942,811   $2,580,943   $7,528,289   $964,388   $9,015,017
                                                 ----------   ----------   ----------   --------   ----------
Total Assets                                     $2,942,811   $2,580,943   $7,528,289   $964,388   $9,015,017
                                                 ==========   ==========   ==========   ========   ==========
NET ASSETS:
Contracts in accumulation                        $2,942,811   $2,580,943   $7,528,289   $964,388   $9,015,017
Contracts in payout (annuitization)
                                                 ----------   ----------   ----------   --------   ----------
Total net assets                                 $2,942,811   $2,580,943   $7,528,289   $964,388   $9,015,017
                                                 ==========   ==========   ==========   ========   ==========
Units outstanding                                   204,191      189,039      636,777     73,216      266,438
                                                 ==========   ==========   ==========   ========   ==========
Unit value (in accumulation)                     $    14.41   $    13.65   $    11.82   $  13.17   $    33.84
                                                 ==========   ==========   ==========   ========   ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                STATEMENT OF ASSETS AND LIABILITIES-- (CONTINUED)
                                DECEMBER 31, 2006


                                                Real Estate     Small Cap      Total     Total Stock       Capital
                                                Securities D     Index D     Return D      Index D     Appreciation D
                                                ------------   ----------   ----------   -----------   --------------
ASSETS
Investments in shares of portfolios at value:    $9,587,910    $4,841,350   $2,834,235   $23,968,516     $4,861,288
                                                 ----------    ----------   ----------   -----------     ----------
Total Assets                                     $9,587,910    $4,841,350   $2,834,235   $23,968,516     $4,861,288
                                                 ==========    ==========   ==========   ===========     ==========
NET ASSETS:
Contracts in accumulation                        $9,587,910    $4,841,350   $2,834,235   $23,968,516     $4,861,288
Contracts in payout (annuitization)
                                                 ----------    ----------   ----------   -----------     ----------
Total net assets                                 $9,587,910    $4,841,350   $2,834,235   $23,968,516     $4,861,288
                                                 ==========    ==========   ==========   ===========     ==========
Units outstanding                                   303,871       333,727      260,472     1,652,407      1,264,416
                                                 ==========    ==========   ==========   ===========     ==========
Unit value (in accumulation)                     $    31.55    $    14.51   $    10.88   $     14.51     $     3.84
                                                 ==========    ==========   ==========   ===========     ==========

                                                    Total
                                                ------------
ASSETS
Investments in shares of portfolios at value:   $371,252,191
                                                ------------
Total Assets                                    $371,252,191
                                                ============
NET ASSETS:
Contracts in accumulation                       $371,053,554
Contracts in payout (annuitization)                  198,637
                                                ------------
Total net assets                                $371,252,191
                                                ============
Units outstanding                                 26,579,662
                                                ============
Unit value (in accumulation)                    $      13.97
                                                ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                         FOR THE YEARS ENDED DECEMBER 31

                                                       Active Bond          International Equity Index
                                                -------------------------   --------------------------
                                                    2006          2005          2006          2005
                                                -----------   -----------   ------------   -----------
Income:
   Dividends                                    $   764,202   $   495,178    $   263,330   $   465,125
Expenses:
   Mortality and expense risk and
      administration charges                        329,719       390,884        194,118       131,374
                                                -----------   -----------    -----------   -----------
Net investment income (loss)                        434,483       104,294         69,212       333,751
Net realized gain (loss)                            (65,450)       19,437        906,851       512,461
Unrealized appreciation (depreciation) during
   the period                                       440,969       293,175      2,643,175     1,307,742
                                                -----------   -----------    -----------   -----------
Net increase (decrease) in contract owners
   equity from operations                           810,002       416,906      3,619,238     2,153,954

Changes from principal transactions:
   Purchase payments                                 41,156       232,979         43,541       105,053
   Transfers between sub-accounts and the
      company                                      (689,105)   (1,186,485)       393,306     9,019,754
   Withdrawals                                   (4,832,108)   (4,592,501)    (1,474,928)     (861,493)
   Annual contract fee                              (64,989)      (73,524)       (46,781)      (32,197)
                                                -----------   -----------    -----------   -----------
Net increase (decrease) in contract owners'
   equity from principal transactions:           (5,545,046)   (5,619,531)    (1,084,862)    8,231,117
                                                -----------   -----------    -----------   -----------
Total increase (decrease) in contract owners'
   equity                                        (4,735,044)   (5,202,625)     2,534,376    10,385,071
Contract owners' equity at beginning of
   period                                        28,995,699    34,198,324     14,510,544     4,125,473
                                                -----------   -----------    -----------   -----------
Contract owners' equity at end of period        $24,260,655   $28,995,699    $17,044,920   $14,510,544
                                                ===========   ===========    ===========   ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
  STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                        Money Market                  Bond Index
                                                ---------------------------   -------------------------
                                                    2006           2005           2006          2005
                                                ------------   ------------   -----------   -----------
Income:
   Dividends                                    $  1,161,721   $    768,968   $   369,625   $   197,595
Expenses:
   Mortality and expense risk and
      administration charges                         311,683        328,554       127,622       149,194
                                                ------------   ------------   -----------   -----------
Net investment income (loss)                         850,038        440,414       242,003        48,401
Net realized gain (loss)                              45,168         32,983       (51,396)       23,890
Unrealized appreciation (depreciation) during
   the period                                             --             --        63,206        64,925
                                                ------------   ------------   -----------   -----------
Net increase (decrease) in contract owners
   equity from operations                            895,206        473,397       253,813       137,216

Changes from principal transactions:
   Purchase payments                                  49,503        306,676        28,807        22,514
   Transfers between sub-accounts and the
      company                                     12,704,064      6,019,833       (39,962)     (438,687)
   Withdrawals                                   (13,960,442)   (11,809,697)   (1,749,001)   (1,476,290)
   Annual contract fee                               (69,742)       (77,136)      (28,457)      (32,252)
                                                ------------   ------------   -----------   -----------
Net increase (decrease) in contract owners'
   equity from principal transactions:            (1,276,617)    (5,560,324)   (1,788,613)   (1,924,715)
                                                ------------   ------------   -----------   -----------
Total increase (decrease) in contract owners'
   equity                                           (381,411)    (5,086,927)   (1,534,800)   (1,787,499)
Contract owners' equity at beginning of
   period                                         24,450,400     29,537,327    11,189,352    12,976,851
                                                ------------   ------------   -----------   -----------
Contract owners' equity at end of period        $ 24,068,989   $ 24,450,400   $ 9,654,552   $11,189,352
                                                ============   ============   ===========   ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
  STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                     Mid Cap Value B            Small Cap Value
                                                ------------------------   -------------------------
                                                    2006         2005          2006          2005
                                                -----------   ----------   -----------   -----------
Income:
   Dividends                                    $   757,771   $  135,786   $ 2,702,785   $   195,939
Expenses:
   Mortality and expense risk and
      administration charges                        113,883      114,464       190,656       193,953
                                                -----------   ----------   -----------   -----------
Net investment income (loss)                        643,888       21,322     2,512,129         1,986
Net realized gain (loss)                            485,339      353,049       880,554     1,270,067
Unrealized appreciation (depreciation) during
   the period                                       442,576      167,788      (875,652)      (70,115)
                                                -----------   ----------   -----------   -----------
Net increase (decrease) in contract owners
   equity from operations                         1,571,803      542,159     2,517,031     1,201,938

Changes from principal transactions:
   Purchase payments                                 14,206       13,179        51,748       129,831
   Transfers between sub-accounts and the
      company                                      (510,732)     409,537      (183,661)           85
   Withdrawals                                   (1,018,360)    (918,056)   (1,873,255)   (2,275,124)
   Annual contract fee                              (27,161)     (26,003)      (40,930)      (42,369)
                                                -----------   ----------   -----------   -----------
Net increase (decrease) in contract owners'
   equity from principal transactions:           (1,542,047)    (521,343)   (2,046,098)   (2,187,577)
                                                -----------   ----------   -----------   -----------
Total increase (decrease) in contract owners'
   equity                                            29,756       20,816       470,933      (985,639)
Contract owners' equity at beginning of
   period                                         9,233,915    9,213,099    15,077,144    16,062,783
                                                -----------   ----------   -----------   -----------
Contract owners' equity at end of period        $ 9,263,671   $9,233,915   $15,548,077   $15,077,144
                                                ===========   ==========   ===========   ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                     Growth & Income                 Managed
                                                -------------------------   -------------------------
                                                    2006          2005          2006          2005
                                                -----------   -----------   -----------   -----------
Income:
   Dividends                                    $ 2,226,524   $ 1,671,987   $ 1,024,269   $   348,396
Expenses:
   Mortality and expense risk and
      administration charges                        424,998       473,313       148,237       169,028
                                                -----------   -----------   -----------   -----------
Net investment income (loss)                      1,801,526     1,198,674       876,032       179,368
Net realized gain (loss)                          2,071,762     1,047,623        68,640        80,523
Unrealized appreciation (depreciation) during
   the period                                      (255,578)      468,854      (271,117)      (71,665)
                                                -----------   -----------   -----------   -----------
Net increase (decrease) in contract owners
   equity from operations                         3,617,710     2,715,151       673,555       188,226
Changes from principal transactions:
   Purchase payments                                102,800       373,566        37,449        90,417
   Transfers between sub-accounts and the
      company                                      (574,340)      (69,125)     (754,366)     (128,050)
   Withdrawals                                   (8,106,824)   (6,681,955)   (1,790,648)   (1,328,772)
   Annual contract fee                              (67,536)      (72,630)      (30,457)      (34,405)
                                                -----------   -----------   -----------   -----------
Net increase (decrease) in contract owners'
   equity from principal transactions:           (8,645,900)   (6,450,144)   (2,538,022)   (1,400,810)
                                                -----------   -----------   -----------   -----------
Total increase (decrease) in contract owners'
   equity                                        (5,028,190)   (3,734,993)   (1,864,467)   (1,212,584)
Contract owners' equity at beginning of
   period                                        37,044,070    40,779,063    13,043,052    14,255,636
                                                -----------   -----------   -----------   -----------
Contract owners' equity at end of period        $32,015,880   $37,044,070   $11,178,585   $13,043,052
                                                ===========   ===========   ===========   ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                     Short-Term Bond        Small Cap Emerging Growth
                                                -------------------------   -------------------------
                                                    2006          2005          2006          2005
                                                -----------   -----------   -----------   -----------
Income:
   Dividends                                    $   405,331   $   222,652   $        --   $   273,697
Expenses:
   Mortality and expense risk and
      administration charges                        147,800       170,440       155,915       146,720
                                                -----------   -----------   -----------   -----------
Net investment income (loss)                        257,531        52,212      (155,915)      126,977
Net realized gain (loss)                            (55,640)     (136,770)      848,175       294,499
Unrealized appreciation (depreciation) during
   the period                                       184,317       201,074       712,001     1,351,815
                                                -----------   -----------   -----------   -----------
Net increase (decrease) in contract owners
   equity from operations                           386,208       116,516     1,404,261     1,773,291
Changes from principal transactions:
   Purchase payments                                 22,562        15,775        31,874        73,247
   Transfers between sub-accounts and the
      company                                      (152,630)     (382,173)     (365,397)       56,222
   Withdrawals                                   (1,678,103)   (2,428,999)   (2,165,137)   (1,249,466)
   Annual contract fee                              (38,108)      (41,244)      (30,802)      (28,952)
                                                -----------   -----------   -----------   -----------
Net increase (decrease) in contract owners'
   equity from principal transactions:           (1,846,279)   (2,836,641)   (2,529,462)   (1,148,949)
                                                -----------   -----------   -----------   -----------
Total increase (decrease) in contract owners'
   equity                                        (1,460,071)   (2,720,125)   (1,125,201)      624,342
Contract owners' equity at beginning of
   period                                        12,842,785    15,562,910    12,772,381    12,148,039
                                                -----------   -----------   -----------   -----------
Contract owners' equity at end of period        $11,382,714   $12,842,785   $11,647,180   $12,772,381
                                                ===========   ===========   ===========   ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                    Overseas Equity B              Equity Index
                                                -------------------------   --------------------------
                                                    2006          2005          2006           2005
                                                -----------   -----------   ------------   -----------
Income:
   Dividends                                    $   532,053   $   307,662   $    672,822   $   837,328
Expenses:
   Mortality and expense risk and
      administration charges                        153,702       139,934        712,786       608,569
                                                -----------   -----------   ------------   -----------
Net investment income (loss)                        378,351       167,728        (39,964)      228,759
Net realized gain (loss)                            853,235       744,232      2,383,227       464,914
Unrealized appreciation (depreciation) during
   the period                                       846,845       861,500      5,143,615     3,134,601
                                                -----------   -----------   ------------   -----------
Net increase (decrease) in contract owners
   equity from operations                         2,078,431     1,773,460      7,486,878     3,828,274
Changes from principal transactions:
   Purchase payments                                 48,950        38,216        179,162       282,466
   Transfers between sub-accounts and the
      company                                       684,204      (215,247)    (1,712,013)   38,296,631
   Withdrawals                                   (1,814,160)   (1,390,865)    (9,535,141)   (6,839,981)
   Annual contract fee                              (35,722)      (32,198)      (159,355)     (130,613)
                                                -----------   -----------   ------------   -----------
Net increase (decrease) in contract owners'
   equity from principal transactions:           (1,116,728)   (1,600,094)   (11,227,347)   31,608,503
                                                -----------   -----------   ------------   -----------
Total increase (decrease) in contract owners'
   equity                                           961,703       173,366     (3,740,469)   35,436,777
Contract owners' equity at beginning of
   period                                        11,860,628    11,687,262     59,379,421    23,942,644
                                                -----------   -----------   ------------   -----------
Contract owners' equity at end of period        $12,822,331   $11,860,628   $ 55,638,952   $59,379,421
                                                ===========   ===========   ============   ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                      Blue Chip D (1)           Equity Income D (1)
                                                --------------------------   -------------------------
                                                    2006           2005          2006          2005
                                                ------------   -----------   -----------   -----------
Income:
   Dividends                                    $     40,297   $        --   $ 2,709,910   $        --
Expenses:
   Mortality and expense risk and
      administration charges                         199,926       137,422       428,763       297,385
                                                ------------   -----------   -----------   -----------
Net investment income (loss)                        (159,629)     (137,422)    2,281,147      (297,385)
Net realized gain (loss)                             412,780       125,106       471,444       178,739
Unrealized appreciation (depreciation) during
   the period                                      1,014,446     1,948,479     2,833,322     2,175,360
                                                ------------   -----------   -----------   -----------
Net increase (decrease) in contract owners
   equity from operations                          1,267,597     1,936,163     5,585,913     2,056,714
Changes from principal transactions:
   Purchase payments                                  52,368        35,777        99,934       118,623
   Transfers between sub-accounts and the
      company                                         13,065    15,990,174      (579,988)   34,777,026
   Withdrawals                                    (1,939,870)   (1,081,725)   (4,414,387)   (2,320,174)
   Annual contract fee                               (49,178)      (33,473)     (110,508)      (74,393)
                                                ------------   -----------   -----------   -----------
Net increase (decrease) in contract owners'
   equity from principal transactions:            (1,923,615)   14,910,753    (5,004,949)   32,501,082
                                                ------------   -----------   -----------   -----------
Total increase (decrease) in contract owners'
   equity                                           (656,018)   16,846,916       580,964    34,557,796
Contract owners' equity at beginning of
   period                                         16,846,916            --    34,557,796            --
                                                ------------   -----------   -----------   -----------
Contract owners' equity at end of period        $ 16,190,898   $16,846,916   $35,138,760   $34,557,796
                                                ============   ===========   ===========   ===========

(1) Commencement of operations, May 2, 2005, through vote of the Board of Directors.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                 Financial Services D (1)      Global Bond D (1)
                                                -------------------------   -----------------------
                                                    2006          2005         2006         2005
                                                -----------   -----------   ----------   ----------
Income:
   Dividends                                    $    77,844   $        --   $   41,062   $       --
Expenses:
   Mortality and expense risk and
      administration charges                        204,076       147,852       39,682       30,979
                                                -----------   -----------   ----------   ----------
Net investment income (loss)                       (126,232)     (147,852)       1,380      (30,979)
Net realized gain (loss)                            950,994       173,249      (39,268)     (33,878)
Unrealized appreciation (depreciation) during
   the period                                     2,350,674     2,283,223      158,485     (202,167)
                                                -----------   -----------   ----------   ----------
Net increase (decrease) in contract owners
   equity from operations                         3,175,436     2,308,620      120,597     (267,024)
Changes from principal transactions:
   Purchase payments                                 36,849       101,575       20,526       13,877
   Transfers between sub-accounts and the
      company                                      (373,553)   17,268,925      (31,506)   3,908,565
   Withdrawals                                   (4,203,030)   (1,995,237)    (495,515)    (310,968)
   Annual contract fee                              (28,687)      (19,618)      (9,101)      (6,640)
                                                -----------   -----------   ----------   ----------
Net increase (decrease) in contract owners'
   equity from principal transactions:           (4,568,421)   15,355,645     (515,596)   3,604,834
                                                -----------   -----------   ----------   ----------
Total increase (decrease) in contract owners'
   equity                                        (1,392,985)   17,664,265     (394,999)   3,337,810
Contract owners' equity at beginning of
   period                                        17,664,265            --    3,337,810           --
                                                -----------   -----------   ----------   ----------
Contract owners' equity at end of period        $16,271,280   $17,664,265   $2,942,811   $3,337,810
                                                ===========   ===========   ==========   ==========

(1) Commencement of operations, May 2, 2005, through vote of the Board of Directors.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                      Health D (1)            High Yield D (1)
                                                -----------------------   ------------------------
                                                   2006         2005          2006         2005
                                                ----------   ----------   -----------   ----------
Income:
   Dividends                                    $  240,682   $       --   $   516,899   $       --
Expenses:
   Mortality and expense risk and
      administration charges                        32,380       20,013        98,499       70,821
                                                ----------   ----------   -----------   ----------
Net investment income (loss)                       208,302      (20,013)      418,400      (70,821)
Net realized gain (loss)                            59,860       21,062       109,323       50,341
Unrealized appreciation (depreciation) during
    the period                                     (93,777)     464,609       157,707      484,503
                                                ----------   ----------   -----------   ----------
operations                                         174,385      465,658       685,430      464,023
Changes from principal transactions:
   Purchase payments                                 4,540        1,203        22,704       42,280
   Transfers between sub-accounts and the
      company                                       (5,706)   2,235,892       (85,351)   8,598,500
   Withdrawals                                    (185,015)     (98,140)   (1,342,500)    (816,541)
   Annual contract fee                              (7,444)      (4,430)      (23,649)     (16,607)
                                                ----------   ----------   -----------   ----------
Net increase (decrease) in contract owners'
      equity from principal transactions:         (193,625)   2,134,525    (1,428,796)   7,807,632
                                                ----------   ----------   -----------   ----------
Total increase (decrease) in contract owners'
   equity                                          (19,240)   2,600,183      (743,366)   8,271,655
Contract owners' equity at beginning of
   period                                        2,600,183           --     8,271,655           --
                                                ----------   ----------   -----------   ----------
Contract owners' equity at end of period        $2,580,943   $2,600,183   $ 7,528,289   $8,271,655
                                                ==========   ==========   ===========   ==========

(1) Commencement of operations, May 2, 2005, through vote of the Board of Directors.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                Large Cap Growth D (1, 2)   Mid Cap Index D (1)
                                                -------------------------   -------------------
                                                     2006         2005        2006        2005
                                                 -----------   ----------   --------   --------
Income:
   Dividends                                     $    23,217   $       --   $ 46,477   $     --
Expenses:
   Mortality and expense risk and
      administration charges                          20,486       44,827     11,822      5,663
                                                 -----------   ----------   --------   --------
Net investment income (loss)                           2,731      (44,827)    34,655     (5,663)
Net realized gain (loss)                             405,476       37,870     24,583      6,942
Unrealized appreciation (depreciation) during
   the period                                       (310,157)     310,126     14,640     93,060
                                                 -----------   ----------   --------   --------
Net increase (decrease) in contract owners
   equity from operations                             98,050      303,169     73,878     94,339
Changes from principal transactions:
   Purchase payments                                   3,518        9,062      1,042         --
   Transfers between sub-accounts and the
      company                                     (4,988,709)   5,273,745    125,747    804,471
   Withdrawals                                      (180,395)    (504,645)   (99,618)   (30,585)
   Annual contract fee                                (4,320)      (9,475)    (3,137)    (1,749)
                                                 -----------   ----------   --------   --------
Net increase (decrease) in contract owners'
   equity from principal transactions:            (5,169,906)   4,768,687     24,034    772,137
                                                 -----------   ----------   --------   --------
Total increase (decrease) in contract owners'
   equity                                         (5,071,856)   5,071,856     97,912    866,476
Contract owners' equity at beginning of
   period                                          5,071,856           --    866,476         --
                                                 -----------   ----------   --------   --------
Contract owners' equity at end of period         $        --   $5,071,856   $964,388   $866,476
                                                 ===========   ==========   ========   ========

(1) Commencement of operations, May 2, 2005, through vote of the Board of Directors.

(2) On May 1, 2006 Large Cap Growth D ceased operation through a vote of the Board of Directors.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                                                     Real
                                                   Mid Cap Stock D (1)      Estate Securities D (1)
                                                ------------------------   ------------------------
                                                    2006         2005          2006         2005
                                                -----------   ----------   -----------   ----------
Income:
   Dividends                                    $   369,927   $       --   $ 1,669,837   $       --
Expenses:
   Mortality and expense risk and
      administration charges                        112,500       70,911       110,088       69,448
                                                -----------   ----------   -----------   ----------
Net investment income (loss)                        257,427      (70,911)    1,559,749      (69,448)
Net realized gain (loss)                            424,620      127,319       195,283       92,082
Unrealized appreciation (depreciation) during
   the period                                       342,822    1,860,303       991,650      975,669
                                                -----------   ----------   -----------   ----------
Net increase (decrease) in contract owners
   equity from operations                         1,024,869    1,916,711     2,746,682      998,303
Changes from principal transactions:
   Purchase payments                                 13,757       31,539        31,869       45,312
   Transfers between sub-accounts and the
      company                                       206,949    7,732,933      (279,103)   7,600,244
   Withdrawals                                   (1,141,322)    (723,757)   (1,145,511)    (369,125)
   Annual contract fee                              (29,256)     (17,406)      (24,707)     (16,054)
                                                -----------   ----------   -----------   ----------
Net increase (decrease) in contract owners'
   equity from principal transactions:             (949,872)   7,023,309    (1,417,452)   7,260,377
                                                -----------   ----------   -----------   ----------
Total increase (decrease) in contract owners'
   equity                                            74,997    8,940,020     1,329,230    8,258,680
Contract owners' equity at beginning of
   period                                         8,940,020           --     8,258,680           --
                                                -----------   ----------   -----------   ----------
Contract owners' equity at end of period        $ 9,015,017   $8,940,020   $ 9,587,910   $8,258,680
                                                ===========   ==========   ===========   ==========

(1) Commencement of operations, May 2, 2005, through vote of the Board of Directors.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                 Small Cap Index D (1)       Total Return D (1)
                                                -----------------------   -----------------------
                                                   2006         2005         2006         2005
                                                ----------   ----------   ----------   ----------
Income:
   Dividends                                    $  156,109   $       --   $   91,921   $       --
Expenses:
   Mortality and expense risk and
      administration charges                        60,176       38,259       33,453       18,519
                                                ----------   ----------   ----------   ----------
Net investment income (loss)                        95,933      (38,259)      58,468      (18,519)
Net realized gain (loss)                           132,772       54,979       (2,835)       2,390
Unrealized appreciation (depreciation) during
   the period                                      483,663      625,495        6,784       23,336
                                                ----------   ----------   ----------   ----------
Net increase (decrease) in contract owners
   equity from operations                          712,368      642,215       62,417        7,207
Changes from principal transactions:
   Purchase payments                                 9,608        9,703        1,753       23,147
   Transfers between sub-accounts and the
      company                                       61,161    4,144,908      656,969    2,674,612
   Withdrawals                                    (513,442)    (200,927)    (472,673)    (106,323)
   Annual contract fee                             (14,682)      (9,562)      (8,498)      (4,376)
                                                ----------   ----------   ----------   ----------
Net increase (decrease) in contract owners'
   equity from principal transactions:            (457,355)   3,944,122      177,551    2,587,060
                                                ----------   ----------   ----------   ----------
Total increase (decrease) in contract owners'
   equity                                          255,013    4,586,337      239,968    2,594,267
Contract owners' equity at beginning of
   period                                        4,586,337           --    2,594,267           --
                                                ----------   ----------   ----------   ----------
Contract owners' equity at end of period        $4,841,350   $4,586,337   $2,834,235   $2,594,267
                                                ==========   ==========   ==========   ==========

(1) Commencement of operations, May 2, 2005, through vote of the Board of Directors.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                                                 Capital
                                                 Total Stock Index D (1)    Appreciation D (3)
                                                -------------------------   ------------------
                                                   2006           2005             2006
                                                -----------   -----------   ------------------
Income:
   Dividends                                    $   383,326   $        --       $       --
Expenses:
   Mortality and expense risk and
      administration charges                        305,889       216,777           40,256
                                                -----------   -----------       ----------
Net investment income (loss)                         77,437      (216,777)         (40,256)
Net realized gain (loss)                            688,567       255,984          (22,201)
Unrealized appreciation (depreciation) during
   the period                                     2,383,854     2,475,677           97,248
                                                -----------   -----------       ----------
Net increase (decrease) in contract owners
   equity from operations                         3,149,858     2,514,884           34,791
Changes from principal transactions:
   Purchase payments                                101,073       129,986           10,047
   Transfers between sub-accounts and the
      company                                    (1,461,628)   24,177,451        5,220,964
   Withdrawals                                   (2,754,121)   (1,770,430)        (395,793)
   Annual contract fee                              (69,045)      (49,512)          (8,721)
                                                -----------   -----------       ----------
Net increase (decrease) in contract owners'
   equity from principal transactions:           (4,183,721)   22,487,495        4,826,497
                                                -----------   -----------       ----------
Total increase (decrease) in contract owners'
   equity                                        (1,033,863)   25,002,379        4,861,288
Contract owners' equity at beginning of
   period                                        25,002,379            --               --
                                                -----------   -----------       ----------
Contract owners' equity at end of period        $23,968,516   $25,002,379       $4,861,288
                                                ===========   ===========       ==========

(1) Commencement of operations, May 2, 2005, through vote of the Board of Directors.

(3) Commencement of operations, April 28, 2006, through a vote of the Board of Directors.

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY--(CONTINUED)
                         FOR THE YEARS ENDED DECEMBER 31

                                                           Total
                                                ---------------------------
                                                    2006           2005
                                                ------------   ------------
Income:
   Dividends                                    $ 17,247,941   $  5,920,313
Expenses:
   Mortality and expense risk and
      administration charges                       4,709,115      4,185,303
                                                ------------   ------------
Net investment income (loss)                      12,538,826      1,735,010
Net realized gain (loss)                          12,181,863      5,799,093
Unrealized appreciation (depreciation) during
   the period                                     19,505,718     21,227,367
                                                ------------   ------------
Net increase (decrease) in contract owners
   equity from operations                         44,226,407     28,761,470
Changes from principal transactions:
   Purchase payments                               1,061,346      2,246,003
   Transfers between sub-accounts and the
      company                                      7,278,679    186,569,741
   Withdrawals                                   (69,281,299)   (52,181,776)
   Annual contract fee                            (1,030,973)      (886,818)
                                                ------------   ------------
Net increase (decrease) in contract owners'
   equity from principal transactions:           (61,972,247)   135,747,150
                                                ------------   ------------
Total increase (decrease) in contract owners'
   equity                                        (17,745,840)   164,508,620
Contract owners' equity at beginning of
   period                                        388,998,031    224,489,411
                                                ------------   ------------
Contract owners' equity at end of period        $371,252,191   $388,998,031
                                                ============   ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION

John Hancock Variable Annuity Account JF (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Financial Services, Inc. (John Hancock). The Account was formed to fund variable annuity contracts (Contracts) issued by JHVLICO. Currently, the Account funds the Declaration, Patriot, Revolution Access, Revolution Extra, Revolution Standard and Revolution Value Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended (the "Act"), and currently consists of twenty-five sub-accounts which are exclusively invested in a corresponding Portfolio of the John Hancock Trust (the "Trust").

Prior to May 2, 2005, the assets of each sub-account were invested exclusively in shares of a corresponding Fund of John Hancock Variable Series Trust I (the Series Trust). On May 2, 2005, the Series Trust underwent a re-organization, whereby the net assets of the Series Trust were acquired by Portfolios of the Trust. The Trust is registered under the Act as an open-end management investment company, commonly known as a mutual fund, which does not transact with the general public. Instead, the Trust deals primarily with insurance companies by providing the investment medium for variable annuities. As a result, certain sub-accounts previously invested in Funds of the Series Trust ceased operations on May 2, 2005.

Simultaneously, the Account created new sub-accounts, which commenced operations on May 2, 2005, to invest in the NAV Series Share Class of the corresponding Portfolios of the Trust that acquired the previous corresponding Portfolios of the Series Trust.

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer two classes of units to fund variable annuity contracts issued by JHVLICO. These classes, Class A and Class B, respectively, represent an interest in the same Portfolio, but in different classes of that Portfolio. Class A represents interests in Series I shares of the Portfolio and Class B represents interests in Series II shares of the Portfolio. Series I and Series II shares differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets.

Effective May 2, 2005, the following sub-accounts of the Account were terminated as investment options and the funds transferred to newly created sub-accounts as follows:

Terminated             Funds Transferred to
----------             --------------------
Large Cap Growth       Blue Chip D
Financial Industries   Financial Services D
Health Sciences        Health D
Earnings Growth        Large Cap Growth D
Large Cap Value        Equity Income D
Fundamental Value      Equity Income D
Mid Cap Growth         Mid Cap Stock D
Real Estate Equity     Real Estate Securities D
Total Return Bond      Total Return D
High Yield Bond        High Yield D
Global Bond            Global Bond D

On May 2, 2005, the Small Cap Index D, Mid Cap Index D, Total Stock Index D sub-accounts commenced operations.

On April 28, 2006, sub-account Capital Appreciation D commenced operations.

On May 1, 2006, Large Cap Growth D sub-account ceased operations through a vote of the Boards of Directors. The funds were transferred to the Capital Appreciation D sub-account.

The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHVLICO may conduct.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS-(CONTINUED)
                               DECEMBER 31, 2006

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Investment in shares of the Trust is valued at the reported net asset values of the respective underlying Portfolios. Investment transactions are recorded on the trade date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost. Income from dividends, and gains from realized gain distributions, is recorded on the ex-distribution date.

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A small portion of the net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. For any particular policy, the mortality assumption may be based on the Annuity 2000 Table, the 1983a Individual Annuity Mortality Table, the 1971 Individual Annuity Mortality Table (modified), or the Annuity Mortality Table for 1949 (modified). The assumed interest rate is 3.5%, unless the annuitant elects otherwise, in which case the rate may be 5.0% or 6.0%, as regulated by the laws of the respective states. The mortality risk is borne entirely by JHVLICO and may result in additional amounts being transferred into the variable annuity account by JHVLICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to JHVLICO. The total contracts in payout were $193,832 at December 31, 2006.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the JHVLICO, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, JHVLICO does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. JHVLICO will review periodically the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

EXPENSES

JHVLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which asset charges are deducted at an annual rate ranging from 1.00% to 1.25% of net assets of the sub-accounts.

JHVLICO makes certain other deductions from contract owner payments for premium taxes, guaranteed minimum death benefits, sales charges on purchases and the surrender fee and annual contract fee, which are accounted for as a reduction of net assets resulting from contract owner transactions.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/JHVLICO are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or JHVLICO for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2006.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS-(CONTINUED)
                               DECEMBER 31, 2006

2. SIGNIFICANT ACCOUNTING POLICIES

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS 157")

In September, 2006, the FASB issued SFAS No. 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS No. 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

SFAS No. 157 will be effective for the Account beginning January 1, 2008 and will then be generally prospectively applicable. The Account is still evaluating the impact SFAS No. 157 will have on its financial position or results of operations.

3. TRANSACTIONS WITH AFFILIATES

John Hancock acts as the distributor, principal underwriter and investment advisor for the Trust. Certain officers of the Account are officers and directors of JHVLICO or the Trust.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                               DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Portfolios of the Trust at December 31, 2006 were as follows:

                                     Details of Investments
                             --------------------------------------
                               Shares
Sub-account                     Owned         Cost         Value
-----------                  ----------   -----------   -----------
Active Bond                   2,453,049   $24,083,655   $24,260,655
International Equity Index      800,983    11,877,021    17,044,920
Money Market                 24,068,989    24,068,989    24,068,989
Bond Index                      949,317     9,620,131     9,654,552
Mid Cap Value B                 678,657     7,631,884     9,263,671
Small Cap Value                 755,862    12,347,541    15,548,077
Growth & Income               2,348,927    23,949,430    32,015,880
Managed                         832,979    10,030,338    11,178,585
Short-Term Bond               1,128,118    11,298,449    11,382,714
Small Cap Emerging Growth     1,009,288     8,204,236    11,647,180
Overseas Equity B               892,920     9,147,236    12,822,331
Equity Index                  3,068,889    45,047,961    55,638,952
Blue Chip D                     836,307    13,227,973    16,190,898
Equity Income D               1,900,420    30,130,078    35,138,760
Financial Services D            866,877    11,637,383    16,271,280
Global Bond D                   197,372     2,986,493     2,942,811
Health D                        164,182     2,210,110     2,580,943
High Yield D                    708,212     6,886,078     7,528,289
Mid Cap Index D                  51,161       856,688       964,388
Mid Cap Stock D                 529,983     6,811,891     9,015,017
Real Estate Securities D        347,640     7,620,591     9,587,910
Small Cap Index D               285,121     3,732,192     4,841,350
Total Return D                  205,379     2,804,115     2,834,235
Total Stock Index D           1,824,088    19,108,985    23,968,516
Capital Appreciation D          535,384     4,764,040     4,861,288

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS -- (CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust during 2006 were as follows:

                               Details of Investments
                             -------------------------
Sub-account                   Purchases       Sales
-----------                  -----------   -----------
Active Bond                  $ 1,153,159   $ 6,263,723
International Equity Index     1,194,896     2,210,547
Money Market                  12,866,380    13,292,959
Bond Index                       824,310     2,370,921
Mid Cap Value B                1,256,886     2,155,046
Small Cap Value                3,077,264     2,611,233
Growth & Income                2,912,351     9,756,724
Managed                        1,130,215     2,792,206
Short-Term Bond                  791,678     2,380,426
Small Cap Emerging Growth        595,022     3,280,399
Overseas Equity B              1,439,081     2,177,459
Equity Index                   1,322,445    12,589,756
Blue Chip D                      894,231     2,977,476
Equity Income D                3,249,310     5,973,113
Financial Services D             433,847     5,128,500
Global Bond D                    321,877       836,093
Health D                         463,143       448,466
High Yield D                     783,275     1,793,672
Large Cap Growth D               129,691     5,296,865
Mid Cap Index D                  213,293       154,604
Mid Cap Stock D                1,135,877     1,828,323
Real Estate Securities D       1,831,528     1,689,232
Small Cap Index D                304,567       665,990
Total Return D                   883,069       647,050
Total Stock Index D              697,550     4,803,833
Capital Appreciation D         5,348,108       561,867

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS

The dividend income is comprised of distributions received from the underlying Portfolios as follows:


                             Dividend Income Distribution   Capital Gain Distribution            Total
                             ----------------------------   -------------------------   -----------------------
Sub-account                          2006       2005            2006         2005          2006         2005
-----------                      ----------   --------       ----------   ----------    ----------   ----------
Active Bond                      $  764,202   $424,661       $       --   $   70,517    $  764,202   $  495,178
International Equity Index          133,130     56,779          130,200      408,346       263,330      465,125
Money Market                      1,161,721    768,968               --           --     1,161,721      768,968
Bond Index                          369,625    197,595               --           --       369,625      197,595
Mid Cap Value B                      28,844      4,085          728,927      131,701       757,771      135,786
Small Cap Value                      16,690     25,121        2,686,095      170,818     2,702,785      195,939
Growth & Income                     192,688     68,656        2,033,836    1,603,331     2,226,524    1,671,987
Managed                             187,042     80,801          837,227      267,595     1,024,269      348,396
Short-Term Bond                     405,331    222,652               --           --       405,331      222,652
Small Cap Emerging
Growth                                   --         --               --      273,697            --      273,697
Overseas Equity B                   110,502     60,511          421,551      247,151       532,053      307,662
Equity Index                        672,822    108,442               --      728,886       672,822      837,328
Blue Chip D                          40,297         --               --           --        40,297           --
Equity Income D                     544,364         --        2,165,546           --     2,709,910           --
Financial Services D                 77,499         --              345           --        77,844           --
Global Bond D                            --         --           41,062           --        41,062           --
Health D                                 --         --          240,682           --       240,682           --
High Yield D                        516,899         --               --           --       516,899           --
Large Cap Growth D                   23,217         --               --           --        23,217           --
Mid Cap Index D                       6,033         --           40,444           --        46,477           --
Mid Cap Stock D                          --         --          369,927           --       369,927           --
Real Estate Securities D            162,150         --        1,507,687           --     1,669,837           --
Small Cap Index D                    25,762         --          130,347           --       156,109           --
Total Return D                       91,921         --               --           --        91,921           --
Total Stock Index D                 253,170         --          130,156           --       383,326           --

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:


                                                                           FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,              --------------------------------------------------------
                             -------------------------------------   EXPENSE RATIO
                               UNITS    UNIT FAIR VALUE     ASSETS     HIGHEST TO      INVESTMENT     TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   (000S)   HIGHEST TO LOWEST    (000S)      LOWEST*      INCOME RATIO**          LOWEST***
-----------                   ------   -----------------    ------   -------------   --------------   -----------------------
Active Bond            2006    1,931    $16.12 to $12.52   $24,261     1.25% to 1%        2.89%              3.52% to 3.25%
                       2005    2,378      15.57 to 12.13    28,996      1.25 to 1         1.35                1.53 to 1.28
                       2004    2,844      15.33 to 11.97    34,198      1.25 to 1         3.38                3.71 to 3.44
                       2003    3,298      14.78 to 11.57    38,357      1.25 to 1         4.52                5.42 to 5.16
                       2002    2,058         14.02 to 11    22,745      1.25 to 1         5.30                6.21 to 5.87

International Equity
Index                  2006    1,044      19.77 to 16.33    17,045      1.25 to 1         0.86              25.85 to 25.53
                       2005    1,116      15.73 to 13.01    14,511      1.25 to 1         0.54              18.03 to 15.39
                       2004      366      11.44 to 11.27     4,125      1.25 to 1         2.23              19.06 to 18.75
                       2003      359        9.61 to 9.49     3,405      1.25 to 1         2.93              40.57 to 40.22
                       2002       36        6.84 to 6.77       244      1.25 to 1         3.37          (13.09) to (16.21)

Money Market           2006    2,262      12.86 to 10.47    24,069      1.25 to 1         4.60                3.67 to 3.39
                       2005    2,364      12.40 to 10.13    24,450      1.25 to 1         2.91                1.94 to 1.69
                       2004    2,908      12.17 to 10.10    29,537      1.25 to 1         1.06              0.06 to (0.16)
                       2003    3,820      12.16 to 10.12    38,863      1.25 to 1         0.96            (0.05) to (0.30)
                       2002    5,605      12.17 to 10.15    57,112      1.25 to 1         1.44            (0.30) to (0.50)

Bond Index             2006      719      14.01 to 13.42     9,655      1.25 to 1         3.62                3.02 to 2.78
                       2005      857      13.62 to 13.06    11,189      1.25 to 1         1.65                1.37 to 0.66
                       2004    1,005      13.12 to 12.91    12,977      1.25 to 1         4.51                3.02 to 2.75
                       2003    1,251      12.74 to 12.57    15,726      1.25 to 1         4.36                2.57 to 2.32
                       2002    1,142      12.42 to 12.28    14,036      1.25 to 1         5.27                8.85 to 8.57

Mid Cap Value B        2006      400      23.18 to 12.67     9,264      1.25 to 1         0.32              19.14 to 18.85
                       2005      475      19.50 to 10.66     9,234      1.25 to 1         0.04                6.63 to 6.05
                       2004      502      18.39 to 17.53     9,213      1.25 to 1         0.41              17.56 to 17.26
                       2003      363      15.68 to 14.91     5,681      1.25 to 1         3.84              43.71 to 43.35

Small Cap Value        2006      481      32.58 to 12.58    15,548   1.25 to 1.15         0.11              17.95 to 17.83
                       2005      549      27.62 to 10.68    15,077   1.25 to 1.15         0.16                7.96 to 6.76
                       2004      631          25.43         16,063       1.25             0.88                   23.81
                       2003      685          20.54         14,071       1.25             0.66                   36.26
                       2002      677          15.07         10,197       1.25             0.63                   (7.60)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES-- (CONTINUED)


                                                                         FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                      AT DECEMBER 31,               --------------------------------------------------------
                            -------------------------------------   EXPENSE RATIO
                              UNITS    UNIT FAIR VALUE     ASSETS     HIGHEST TO      INVESTMENT     TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                  (000S)   HIGHEST TO LOWEST    (000S)      LOWEST*      INCOME RATIO**          LOWEST***
-----------                  ------   -----------------   -------   -------------   --------------   -----------------------
Growth & Income       2006    3,482    $16.28 to $9.12    $32,016    1.25% to 1%       0.56%             11.61% to 11.33%
                      2006    4,468      14.58 to 8.19     37,044     1.25 to 1        0.18                 7.90 to 7.63
                      2004    5,302      13.52 to 7.61     40,779     1.25 to 1        1.08                 9.86 to 9.57
                      2003    6,022      12.30 to 6.95     42,710     1.25 to 1        0.98               23.11 to 22.80
                      2002    3,092       9.99 to 5.66     17,660     1.25 to 1        0.72            (22.57) to (23.10)

Managed               2006    1,032     12.10 to 10.68     11,179     1.25 to 1        1.58                 6.41 to 6.13
                      2005    1,278     11.37 to 10.06     13,043     1.25 to 1        0.60                 1.68 to 0.63
                      2004    1,417         10.05          14,256        1.25          1.88                     6.84
                      2003    1,554          9.41          14,633        1.25          3.35                    17.53
                      2002    1,414       8.77 to 8.00     11,328        1.25          1.89            (14.35) to (14.36)

Short-Term Bond       2006      726     15.70 to 10.40     11,383     1.25 to 1        3.43                 3.53 to 3.27
                      2005      846     15.20 to 10.07     12,843     1.25 to 1        1.64                 1.18 to 0.66
                      2004    1,034         15.07          15,563        1.25          2.96                     0.16
                      2003    1,196         15.04          17,966        1.25          3.45                     1.49
                      2002      918    14.82 to 12. 08     13,594        1.25          4.17                 4.41 to 4.37

Small Cap Emerging
Growth                2006    1,000     13.07 to 11.56     11,647     1.25 to 1        0.00(a)            12.34 to 12.06
                      2005    1,226     11.67 to 10.31     12,772     1.25 to 1        0.00(a)            16.65 to 15.87
                      2004    1,351       9.34 to 8.90     12,148     1.25 to 1        0.00(a)              8.36 to 8.09
                      2003      177       8.62 to 8.23      1,467     1.25 to 1        0.00(a)            47.34 to 46.98
                      2002      171       5.85 to 5.60        965     1.25 to 1        0.24            (28.92) to (29.13)

Overseas Equity B     2006      962     14.29 to 13.33     12,822     1.25 to 1        0.90               18.57 to 18.27
                      2005    1,052     12.09 to 11.27     11,861     1.25 to 1        0.54               20.86 to 16.95
                      2004    1,213       9.78 to 9.64     11,687     1.25 to 1        0.48                 9.90 to 9.64
                      2003      611       8.90 to 8.79      5,368     1.25 to 1        1.47               31.05 to 30.70
                      2002      445       6.79 to 6.72      2,990     1.25 to 1        1.16               0.89 to (19.33)

Equity Index          2006    2,543     22.06 to 10.94     55,639     1.25 to 1        1.18               14.42 to 14.13
                      2005    3,105      19.32 to 9.57     59,379     1.25 to 1        0.22                 8.16 to 3.35
                      2004    1,318     18.70 to 10.08     23,943     1.25 to 1        1.78                 9.60 to 9.32
                      2003    1,511      17.10 to 9.20     24,686     1.25 to 1        3.00               27.16 to 26.83
                      2002    1,477      13.49 to 7.16     18,924     1.25 to 1        1.38            (23.08) to (23.27)

Blue Chip D           2006    1,879      38.40 to 8.47     16,191     1.25 to 1        0.25                 8.50 to 8.22
                      2005    2,107      35.40 to 7.82     16,847     1.25 to 1        0.00(a,b)           12.79 to 6.41(b)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES-- (CONTINUED)


                                                                              FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                             AT DECEMBER 31,             -----------------------------------------------------
                                  ------------------------------------   EXPENSE RATIO
                                   UNITS     UNIT FAIR VALUE    ASSETS     HIGHEST TO      INVESTMENT     TOTAL RETURN HIGHEST
SUB-ACCOUNT                       (000S)   HIGHEST TO LOWEST    (000S)      LOWEST*      INCOME RATIO**       TO LOWEST***
-----------                       ------   -----------------   -------   -------------   --------------   --------------------
Equity Income D            2006    2,121    $26.34 to $12.12   $35,139    1.25% to 1%       1.59%           17.87% to 17.57%
                           2005    2,444     22.34 to 10.30     34,558     1.25 to 1        0.00(a,b)        6.14 to 3.05(b)

Financial Services D       2006      813     20.49 to 13.53     16,271     1.25 to 1        0.47            21.94 to 21.63
                           2005    1,073     16.60 to 11.12     17,664     1.25 to 1        0.00(a,b)       14.17 to 11.23(b)

Global Bond D              2006      204     18.35 to 10.06      2,943     1.25 to 1        0.00(a)          4.23 to 3.96
                           2005      241     17.60 to 9.68       3,338     1.25 to 1        0.00(a,b)      (3.25) to (6.76)(b)

Health D                   2006      189     13.65 to 12.64      2,581        1.25          0.00(a)               7.09
                           2005      204    12.75 to  11.81      2,600    1.25 to 1.24      0.00(a,b)       22.08 to 18.07(b)

High Yield D               2006      637     12.07 to 11.28      7,528     1.25 to 1        6.56              9.38 to 9.07
                           2005      763     11.03 to 10.34      8,272     1.25 to 1        0.00(a,b)        5.89 to 3.43(b)

Large Cap Growth D         2006       --     12.00 to 3.78          --     1.25 to 1        0.46              1.98 to 1.90
                           2005    1,356     11.77 to 3.71       5,072     1.25 to 1        0.00(a,b)        6.31 to 2.07(b)

Mid Cap Index D            2006       73         13.17             964        1.25          0.64                  8.38
                           2005       71         12.15             866    1.25 to 1.24      0.00(a,b)           16.29(b)

Mid Cap Stock D            2006      266     33.84 to 13.05      9,015        1.25          0.00(a)               12.25
                           2005      297     30.14 to 11.62      8,940    1.25 to 1.24      0.00(a,b)       26.16 to 16.24(b)

Real Estate Securities D   2006      304     78.20 to 14.45      9,588     1.25 to 1        1.83             36.79 to 36.45
                           2005      350     57.17 to 10.59      8,259     1.25 to .15       0.00(a,b)       13.08 to 5.88(b)

Small Cap Index D          2006      334         14.51           4,841        1.25          0.54                  16.17
                           2005      367         12.49           4,586    1.25 to 1.24      0.00(a,b)           15.70(b)

Total Return D             2006      260     10.88 to 10.18      2,834        1.25          3.43              2.40 to 2.36
                           2005      244     10.63 to 9.94       2,594    1.25 to 1.24      0.00(a,b)       0.57 to (0.62)(b)

Total Stock Index D        2006    1,652         14.51          23,969        1.25          1.04                  13.90
                           2005    1,963         12.74          25,002   1.25 to 1.24       0.00(a,b)           10.21(b)

Capital Appreciation D     2006    1,264     12.12 to 3.81       4,861     1.25 to 1        0.00(a,b)        0.99 to 0.82(b)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES -- (CONTINUED)

* These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These amounts represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying portfolio in which the sub-accounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account (the date of the first contract transfer into the sub-account subsequent to the inception of the investment option). The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

a.   Portfolio distributed no dividends during the period.

b. There were no new sub-accounts added for year 2004 and there were no funds closed during 2004,2003, or 2002. The commencement of sub-account operations for years 2005 and 2006 and the closing of sub-account operations for 2005 and 2006 are as follows:

SUB-ACCOUNTS OPENED          2006      2005
-------------------        --------   -----
Small Cap D                           May 2
Total Stock Index D                   May 2
Health D                              May 2
High Yield D                          May 2
Large Cap Growth D                    May 2
Mid Cap Index D                       May 2
Mid Cap Stock D                       May 2
Real Estate Securities D              May 2
Blue Chip D                           May 2
Capital Appreciation D     April 28

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES -- (CONTINUED)

SUB-ACCOUNTS CLOSED          2006      2005
-------------------        --------   -----
Equity Income D                       May 2
Financial Services D                  May 2
Global Bond D                         May 2
Total Return D                        May 2
Large Cap Growth                      May 2
Financial Industries                  May 2
Earnings Growth                       May 2
Large Cap Value                       May 2
Fundamental Value                     May 2
Mid Cap Growth                        May 2
Real Estate Equity                    May 2
High Yield Bond                       May 2
Global Bond                           May 2
Total Stock Index D                   May 2
Large Cap Growth D           May 1

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

JHVLICO believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS.

(1) Financial Statements of the Registrant, John Hancock Variable Account JF [FILED HEREWITH]

(2) Financial Statements of the Depositor, John Hancock Variable Life Insurance Company [FILED HEREWITH]

(B) EXHIBITS:

1. John Hancock Variable Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account JF, dated November 13, 1995, is incorporated by reference to the Registrant's registration statement as filed on December 12, 1995.

2.      Not Applicable.

3. (a) Form of Distribution and Servicing Agreement by and among John Hancock Distributors (formerly known as Manulife Securities Services LLC), John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company and their respective existing and future Separate Accounts, incorporated by reference to Post-Effective Amendment No. 50 to File No. 002-38827 filed on Form N-4 on April 28, 2006

    (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4. (a) Form of group deferred variable annuity contract, included in the Registration Statement to this File No. 333-84769, filed on August 9, 1999.

    (b) Form of deferred variable annuity certificate, included in the Registration Statement to this File No. 333-84769, filed on August 9, 1999.

    (c) Reserved.

    (d) Form of waiver of withdrawal charge rider, incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-81127, filed on August 9, 1999.

    (e) Form of guaranteed retirement income benefit rider, incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-81127, filed on August 9, 1999.

    (f) Form of death benefit enhancement rider, incorporated by reference from Post-Effective Amendment No. 6 to File No. 33-64945, filed on April 16, 2002.

    (g) Form of Accumulated value enhancement rider, incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-81127, filed on August 9, 1999.

5. Form of contract application, incorporated by reference to Pre-Effective Amendment No. 1 to File No. 333-81103, filed on Form N-4 on August 9, 1999.

6. (a) John Hancock Variable Life Insurance Company Certificate of Incorporation is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

    (b) John Hancock Variable Life Insurance Company By-laws, as amended and restated May 19, 2006 is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of File No. 033-82648 filed on Form N-4, filed May 1, 2007.

7.      Not Applicable.

8. (a) Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and John Hancock Life Insurance Company, and John Hancock Variable Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

    (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

    (c) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

    (d) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Life Insurance Company, and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

    (e) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Life Insurance Company, and Certain Of its Affiliated Insurance Companies, Each on Behalf of Itself and Its Separate Accounts, and John Hancock Funds, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

    (f) Participation Agreement between Janus Aspen Series, Janus Capital Corporation, and John Hancock Variable Lie Insurance Company, filed in Post-Effective Amendment Number 9 to File No. 333-425, filed on November 1, 2000, is hereby incorporated by reference.

9. Opinion and Consent of Counsel as to the legality of securities, included in the Registration Statement to this File No. 333-84769, filed on August 9, 1999.

10. (a) Not Applicable.

    (b) Consent of independent registered public accounting firm, [FILED
        HEREWITH]

    (c) Not applicable.

    (d) Power of attorney for James R. Boyle, Jonathan Chiel, Robert A. Cook, Marc Costantini, John D. Des Prez III, incorporated by reference to
        Exhibit 24(B)10(d) of Post-Effective Amendment No. 8 to this Registrant's Registration Statement filed on May 1, 2006

    (e) Power of Attorney for Hugh McHaffie and Lynne Patterson [FILED
        HEREWITH]

11.     Not Applicable.

12.     Not Applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR at the time of filing.

NAME AND
PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
--------------------------   -----------------------
John D. DesPrez III*         Chairman
James R. Boyle*              Director and President
Hugh McHaffie*               Director and Senior Vice President
Jonathan Chiel*              Director and Vice President
Lynne Patterson*             Director and Chief Financial Officer
Warren A. Thomson**          Director, Vice President and Chief Investment
                             Officer-US Investments
Patrick Gill*                Controller - Principal Accounting Officer
Emanuel Alves*               Vice President, Counsel and Corporate Secretary
Stephen J. Blewitt           Vice President - Investment
George H. Braun              Vice President - Investment
Marc Costantini              Vice President
Willma H. Davis              Vice President -  Investment
Steven Finch                 Vice President
Philip W. Freiberger         Vice President - Investment
Richard Harris               Vice President and Appointed Actuary
Scott S. Hartz               Vice President - Investment
E. Kendall Hines, Jr.        Vice President - Investment
Naveed Irshad                Vice President
Cynthia Lacasse              Vice President
William McPadden             Vice President - Investment
Mark Newton                  Vice President
Jacques Ouimet               Vice President
Phillip J. Peters            Vice President - Investment
Jonathan Porter              Vice President
Krishna Ramdial              Vice President, Treasury
Steven Mark Ray              Vice President - Investment
Timothy A. Roseen            Vice President - Investment
Ivor Thomas                  Vice President - Investment
Peter de Vries               Vice President

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

All of the above-named officers and directors can be contacted at the following business address: John Hancock Variable Life Insurance Company, 601 Congress Street, Boston, MA 02210.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHVLICO (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHVLICO own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its subsidiaries are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2006 appears below:

Principal Subsidiaries

The following is a list of the directly and indirectly held major operating subsidiaries of Manulife Financial Corporation.

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   THE MANUFACTURERS LIFE INSURANCE COMPANY                       100 $14,440    Toronto, Canada Leading Canadian-based financial
                                                                                                 services company that offers a
                                                                                                 diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
      Manulife Holdings (Alberta) Limited                         100            Calgary, Canada Holding company
         Manulife Holdings (Delaware) LLC                         100           Delaware, U.S.A. Holding company
            The Manufacturers Investment Corporation              100           Michigan, U.S.A. Holding company
               John Hancock Life Insurance Company                100           Michigan, U.S.A. U.S. based life insurance company
                  (U.S.A.)                                                                       that provides individual life
                                                                                                 insurance, annuities, and group
                                                                                                 pension products in all states in
                                                                                                 the U.S. except New York
                  John Hancock Life Insurance Company of          100           New York, U.S.A. Provides group pension, individual
                     New York                                                                    annuities and life insurance
                                                                                                 products in the State of New York
                  John Hancock Investment Management              95             Massachusetts, Investment advisor
                     Services, LLC                                                               U.S.A.
               Manulife Reinsurance Limited                       100          Hamilton, Bermuda Provides life and financial
                                                                                                 reinsurance
         Manulife Holdings (Bermuda) Limited                      100          Hamilton, Bermuda Holding company
      Manufacturers P&C Limited                                   100               St. Michael, Provides property and casualty and
                                                                                        Barbados financial reinsurance
         Manufacturers Life Reinsurance Limited                   100               St. Michael, Provides life and financial
                                                                                        Barbados reinsurance
         Manulife International Holdings Limited                  100          Hamilton, Bermuda Holding company
            Manulife (International) Limited                      100           Hong Kong, China Life insurance company serving Hong
                                                                                                 Kong and Taiwan
               Manulife-Sinochem Life Insurance Co. Ltd.           51            Shanghai, China Chinese life insurance company
            Manulife Asset Management (Asia) Limited              100               St. Michael, Holding company
                                                                                        Barbados
               Manulife Asset Management (Hong Kong)              100           Hong Kong, China Hong Kong investment management and
                  Limited                                                                        advisory company marketing mutual
                                                                                                 funds
      Manulife Bank of Canada                                     100           Waterloo, Canada Provides integrated banking
                                                                                                 products and service options not
                                                                                                 available from an insurance company
      Manulife Canada Ltd.                                        100           Waterloo, Canada Canadian life insurance company
         FNA Financial Inc.                                       100            Toronto, Canada Holding company
      Elliott & Page Limited                                      100            Toronto, Canada Investment counseling, portfolio
                                                                                                 and mutual fund management in
                                                                                                 Canada
      First North American Insurance Company                      100            Toronto, Canada Canadian property and casualty
                                                                                                 insurance company
      NAL Resources Management Limited                            100            Calgary, Canada Management company for oil and gas
                                                                                                 properties
      Manulife Securities International Ltd.                      100           Waterloo, Canada Mutual fund dealer for Canadian
                                                                                                 operations
      Regional Power Inc.                                        83.5           Montreal, Canada Operator of hydro-electric power
                                                                                                 projects
         MLI Resources Inc.                                       100            Calgary, Canada Holding company for oil and gas
                                                                                                 assets and Japanese operations
      Manulife Life Insurance Company                             100               Tokyo, Japan Japanese life insurance company
      P.T. Asuransi Jiwa Manulife Indonesia                        95                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
         P.T. Manulife Aset Manajemen Indonesia                  95.3                   Jakarta, Indonesian investment management
                                                                                       Indonesia and advisory company marketing
                                                                                                 mutual funds
      The Manufacturers Life Insurance Co. (Phils.), Inc.         100                    Manila, Filipino life insurance company
                                                                                     Philippines
      Manulife (Singapore) Pte. Ltd.                              100                  Singapore Singaporean life insurance company
      Manulife (Vietnam) Limited                                  100          Ho Chi Minh City, Vietnamese life insurance company
                                                                                         Vietnam
      Manulife Insurance (Thailand) Public Company Limited       97.9          Bangkok, Thailand Thai life insurance company
      Manulife Europe Ruckversicherungs-Aktiengesellschaft        100           Cologne, Germany European property and casualty
                                                                                                 reinsurance company
      MFC Global Fund Management (Europe) Limited                 100            London, England Holding company
         MFC Global Fund Investment Management (Europe)           100            London, England Investment management company for
            Limited                                                                              Manulife Financial's international
                                                                                                 funds

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   JOHN HANCOCK HOLDINGS (DELAWARE) LLC                           100 $11,547        Wilmington, Holding company
                                                                                Delaware, U.S.A.
      John Hancock Financial Services, Inc.                       100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Life Insurance Company                      100                    Boston, Leading U.S. based financial
                                                                                  Massachusetts, services company that offers a
                                                                                          U.S.A. diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
            John Hancock Variable Life Insurance Company          100                    Boston, U.S. based life insurance company
                                                                                  Massachusetts, that provides variable and
                                                                                          U.S.A. universal life insurance policies,
                                                                                                 and annuity products in all states
                                                                                                 in the U.S. except New York
            P.T. Asuransi Jiwa John Hancock Indonesia            96.2                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
            Independence Declaration Holdings LLC                 100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
               Declaration Management & Research LLC              100          McLean, Virginia, Provides institutional investment
                                                                                          U.S.A. advisory services
            John Hancock Subsidiaries LLC                         100                Wilmington, Holding company
                                                                                Delaware, U.S.A.
               John Hancock Financial Network, Inc.               100                    Boston, Financial services distribution
                                                                                  Massachusetts, organization
                                                                                           U.S.A
               The Berkeley Financial Group, LLC                  100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                           U.S.A
                  John Hancock Funds LLC                          100                    Boston, Mutual fund company
                                                                                  Massachusetts,
                                                                                           U.S.A
               Hancock Natural Resource Group, Inc.               100                    Boston, Manager of globally diversified
                                                                                  Massachusetts, timberland and agricultural
                                                                                           U.S.A portfolios for public and corporate
                                                                                                 pension plans, high net-worth
                                                                                                 individuals, foundations and
                                                                                                 endowments
      John Hancock International Holdings, Inc.                   100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         Manulife Insurance (Malaysia) Berhad                    45.8              Kuala Lumpur, Malaysian life insurance company
                                                                                        Malaysia
      John Hancock International, Inc.                            100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Tianan Life Insurance Company                50            Shanghai, China Chinese life insurance company

ITEM 27. NUMBER OF CONTRACT OWNERS

As of MARCH 31, 2006, there were 47,699 qualified and 40,197 non-qualified contracts of the series offered hereby outstanding.

ITEM 28. INDEMNIFICATION

Pursuant to Article X of the Company's Bylaws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V       Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV         Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF     Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account S      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V      Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez III* (Chairman and President), Marc Costantini* (Executive Vice President and Chief Financial Officer) and Jonathan Chiel* (Executive Vice President and General Counsel). The board of managers of JHD LLC (consisting of Marc Costantini*, Kevin Hill*, Steven Finch,***, Katherine MacMillan**, and Christopher Walker**) may also act on behalf of JHD LLC

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  197 Clarendon Street, Boston, MA 02116.

     (c)  None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All books and records are maintained at 601 Congress Street, Boston MA 02210.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of
     Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by
     Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this first day of May 2007.

John Hancock Variable Annuity
Account JF
(Registrant)

By: JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
    (Depositor)


By: /s/ John D. DesPrez III
    -----------------------------------
    John D. DesPrez III
    Chairman


JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


By: /s/ John D. DesPrez III
    ------------------------------------
    John D. DesPrez III
    Chairman

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the first day of May 2007.

Signature                               Title
---------                               -----


/s/ James R. Boyle                      Director and President
-------------------------------------   (Principal Executive Officer)
James R. Boyle


/s/ Lynne Patterson                     Director and Chief Financial Officer
-------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Patrick Gill                        Controller - Principal Accounting
-------------------------------------   Officer
Patrick Gill


*                                       Chairman
-------------------------------------
John D. DesPrez III


*                                       Director
-------------------------------------
Jonathan Chiel


*                                       Director
-------------------------------------
Hugh McHaffie


*                                       Director
-------------------------------------
Warren A. Thomson


*/s/ Arnold R. Bergman                  Chief Counsel - Annuities
-------------------------------------
Arnold R. Bergman
Pursuant to Power of Attorney

                                INDEX TO EXHIBITS

                                    FORM N-4

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

Exhibits

Item 24.(B)10(b) Consent of Independent Registered Public Accounting Firm

Item 24 (B)10(e) Power of attorney for Hugh McHaffie and Lynne Patterson